                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4708

                            SunAmerica Income Funds
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Vincent M. Marra
                Senior Vice President & Chief Operating Officer
                     AIG SunAmerica Asset Management Corp.
                         Harborside Financial Center,
                                 3200 Plaza 5
                             Jersey City, NJ 07311
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464

Date of fiscal year end: March 31

Date of reporting period: March 31, 2006

Item 1. Reports to Stockholders

        SunAmerica Income Funds, Annual Report at March 31, 2006.

             2006
             Annual
SunAmerica   Report
---------------------

[PHOTO]



                                    [GRAPHIC]



Income Funds

        March 31, 2006                                             ANNUAL REPORT

SUNAMERICA INCOME FUNDS

SunAmerica Core Bond Fund (NAIBX)

SunAmerica U.S. Government Securities Fund (SGTAX)

SunAmerica GNMA Fund (GNMAX)

SunAmerica Strategic Bond Fund (SDIAX)

SunAmerica High Yield Bond Fund (SHNAX)

SunAmerica Tax Exempt Insured Fund (STEAX)

                        Table of Contents

             SHAREHOLDER LETTER................................  2
             EXPENSE EXAMPLE...................................  3
             STATEMENT OF ASSETS AND LIABILITIES...............  5
             STATEMENT OF OPERATIONS...........................  7
             STATEMENT OF CHANGES IN NET ASSETS................  9
             FINANCIAL HIGHLIGHTS.............................. 12
             PORTFOLIO OF INVESTMENTS.......................... 18
             NOTES TO FINANCIAL STATEMENTS..................... 68
             REPORT OF INDEPENDENT REGISTERED PUBLIC
             ACCOUNTING FIRM................................... 84
             TRUSTEE AND OFFICER INFORMATION................... 85
             COMPARISONS: PORTFOLIO VS. INDEXES................ 88

        Shareholder Letter

Dear Shareholder:

We are pleased to present the annual performance summary of the SunAmerica Income Funds for the 12-month period ended March 31, 2006. As always, we appreciate this opportunity to share with you the economic and market conditions that have shaped the Funds' investment performance during this time period.

The past 12 months marked a continuation of the Federal Reserve Bank's tightening policy. Over the course of the period, the Federal Funds rate increased by two full percentage points, rising to 4.75% as of March 31, 2006.

In addition to this headwind, fixed income investors were challenged by rising oil prices, inflation concerns, and the economic impact of an active hurricane season.

Despite these challenges, our Funds provided positive returns for the period. Moreover, five of the six Funds covered in this annual report finished in the top half of their respective Lipper and Morningstar categories for the 12-month period.

During the last three quarters of 2005, the Treasury market experienced a flattening yield curve as short-term yields rose more than longer yields in response to the Federal Reserve's series of increases in the Federal Funds rate benchmark. Since mid-January, fixed income yields have risen substantially in response to solid first quarter growth, higher oil prices and renewed inflation concerns. However, housing demand is weakened and supply increased as mortgage rates rose.

In this environment, riskier asset classes outperformed as exemplified by the performance of both high-yield and emerging market bonds. High-yield bonds performed well as fundamentals remained solid. Emerging market bonds posted strong results as the economic backdrop of emerging economies improved and commodity prices increased.

Within the mortgage-backed securities market, the period began with rates dropping sharply for both mortgage-backed and Treasury securities. After this initial decline, however, rates rose steadily, with occasional pullbacks, to end the period higher.

The municipal market continued to provide an attractive after-tax return. For the period covered in this report, municipal bonds outperformed Treasuries, with the Lehman Brothers Municipal Bond Index* returning 3.81% versus 1.95% for the Lehman Brothers U.S. Treasury Index**.

Thank you for your continued investment in our Funds. A more detailed commentary on the performance of each Fund is included at the end of the report. We also encourage you to visit our website www.sunamericafunds.com for more information.

Sincerely,

The SunAmerica Income Funds Investment Professionals

   AIG SunAmerica Asset Management Corp. AIG Global Investment Corp.
   ------------------------------------- -
   Michael Cheah                         Rich Mercante J. Hutchinson Bryan
   Andrew Doulous                        Gregory Braun Geoffrey Cornell

--------
Past performance is no guarantee of future results.
* The Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax exempt bond market. It is currently derived from approximately 40,000 issues.
** The Lehman Brothers U.S. Treasury Index is comprised of public obligations of the U.S. Treasury with a remaining maturity of one year or more.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- March 31, 2006 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the SunAmerica Income Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2005 and held until March 31, 2006.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2006" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class Z the "Expenses Paid During the Six Months Ended March 31, 2006" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2006" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2006" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I and Class Z the "Expenses Paid During the Six Months Ended March 31, 2006" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2006" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2006" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- March 31, 2006 -- (unaudited) (continued)

                                                    Actual                                        Hypothetical
                                ----------------------------------------------- ------------------------------------------------
                                                                                                   Ending Account
                                                   Ending Account Expenses Paid                     Value Using a  Expenses Paid
                                                    Value Using    During the                      Hypothetical 5%  During the
                                    Beginning      Actual Return  Period Ended      Beginning      Assumed Return  Period Ended
                                  Account Value     at March 31,    March 31,     Account Value     at March 31,     March 31,
                                at October 1, 2005      2006          2006*     at October 1, 2005      2006           2006*
                                ------------------ -------------- ------------- ------------------ --------------- -------------
Core Bond Fund
  Class A #....................     $1,000.00        $1,005.59       $ 5.50         $1,000.00         $1,019.45       $ 5.54
  Class B #....................     $1,000.00        $1,001.31       $ 8.73         $1,000.00         $1,016.21       $ 8.80
  Class C #....................     $1,000.00        $1,002.33       $ 8.74         $1,000.00         $1,016.21       $ 8.80
  Class I #....................     $1,000.00        $1,006.11       $ 5.00         $1,000.00         $1,019.95       $ 5.04
  Class Z #....................     $1,000.00        $1,007.47       $ 2.65         $1,000.00         $1,022.29       $ 2.67
U.S. Government Securities Fund
  Class A #....................     $1,000.00        $  996.11       $ 4.93         $1,000.00         $1,020.00       $ 4.99
  Class B #....................     $1,000.00        $  991.84       $ 8.14         $1,000.00         $1,016.75       $ 8.25
  Class C #....................     $1,000.00        $  992.86       $ 8.15         $1,000.00         $1,016.75       $ 8.25
GNMA Fund
  Class A #....................     $1,000.00        $1,003.90       $ 4.95         $1,000.00         $1,020.00       $ 4.99
  Class B #....................     $1,000.00        $  999.79       $ 8.18         $1,000.00         $1,016.75       $ 8.25
  Class C #....................     $1,000.00        $1,000.71       $ 8.18         $1,000.00         $1,016.75       $ 8.25
Strategic Bond Fund
  Class A #....................     $1,000.00        $1,020.96       $ 6.70         $1,000.00         $1,018.30       $ 6.69
  Class B #....................     $1,000.00        $1,017.67       $ 9.91         $1,000.00         $1,015.11       $ 9.90
  Class C #....................     $1,000.00        $1,017.75       $ 9.86         $1,000.00         $1,015.16       $ 9.85
High Yield Bond Fund
  Class A #....................     $1,000.00        $1,043.93       $ 6.93         $1,000.00         $1,018.15       $ 6.84
  Class B #....................     $1,000.00        $1,040.56       $10.23         $1,000.00         $1,014.91       $10.10
  Class C #....................     $1,000.00        $1,040.54       $10.23         $1,000.00         $1,014.91       $10.10
Tax Exempt Insured Fund
  Class A......................     $1,000.00        $1,001.93       $ 6.39         $1,000.00         $1,018.55       $ 6.44
  Class B......................     $1,000.00        $  999.47       $ 9.67         $1,000.00         $1,015.26       $ 9.75
  Class C #....................     $1,000.00        $  999.12       $ 9.72         $1,000.00         $1,015.21       $ 9.80




                                Expense Ratio
                                    as of
                                  March 31,
                                    2006*
                                -------------
Core Bond Fund
  Class A #....................     1.10%
  Class B #....................     1.75%
  Class C #....................     1.75%
  Class I #....................     1.00%
  Class Z #....................     0.53%
U.S. Government Securities Fund
  Class A #....................     0.99%
  Class B #....................     1.64%
  Class C #....................     1.64%
GNMA Fund
  Class A #....................     0.99%
  Class B #....................     1.64%
  Class C #....................     1.64%
Strategic Bond Fund
  Class A #....................     1.33%
  Class B #....................     1.97%
  Class C #....................     1.96%
High Yield Bond Fund
  Class A #....................     1.36%
  Class B #....................     2.01%
  Class C #....................     2.01%
Tax Exempt Insured Fund
  Class A......................     1.28%
  Class B......................     1.94%
  Class C #....................     1.95%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2006" and the "Expenses Ratios" would have been higher.

        SunAmerica Income Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2006

                                                                                 U.S. Government                 Strategic
                                                                     Core Bond     Securities        GNMA          Bond
                                                                       Fund           Fund           Fund          Fund
                                                                   ------------  --------------- ------------  ------------
ASSETS:
Long-term Investment securities, at value* (unaffiliated)......... $172,441,341   $160,705,616   $419,066,425  $288,699,046
Long-term Investment securities, at value* (affiliated)...........      132,813             --             --       143,437
Short term investment securities, at value*.......................           --             --             --     5,393,000
Repurchase agreements (cost equals market)........................    1,935,000     17,487,000    149,767,000    10,034,000
                                                                   ------------   ------------   ------------  ------------
  Total Investments...............................................  174,509,154    178,192,616    568,833,425   304,269,483
                                                                   ------------   ------------   ------------  ------------
Cash..............................................................       41,536            823            186     3,011,614
Foreign cash*.....................................................           --             --             --       641,311
Receivable for:
  Shares of beneficial interest sold..............................       19,039        172,134        161,710     3,388,409
  Dividends and interest..........................................    1,744,033      1,170,109      1,800,554     4,606,894
  Investments sold................................................           --      5,852,240     11,704,479     1,153,476
Prepaid Expenses and other assets.................................        3,770          4,183          9,969         4,994
Due from investment adviser for expense reimbursements/fee
 waivers..........................................................       68,868         48,713         78,076            --
Unrealized appreciation on forward currency contracts.............           --             --             --        81,770
                                                                   ------------   ------------   ------------  ------------
Total assets......................................................  176,386,400    185,440,818    582,588,399   317,157,951
                                                                   ------------   ------------   ------------  ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed..........................       36,921        254,780        706,153       842,935
  Investments purchased...........................................      952,892      5,841,458    161,289,236     4,441,351
  Investment advisory and management fees.........................       89,267         98,713        166,286       166,136
  Distribution and service maintenance fees.......................       53,602         68,687        192,780       166,387
  Transfer agent fees and expenses................................       48,539         42,088        101,341        57,479
  Trustees' fees and expenses.....................................       24,820         97,670         49,861        25,836
  Other accrued expenses..........................................      100,337         89,944         76,216        58,591
Dividends Payable.................................................           --        106,001        171,873       361,787
Due to custodian..................................................           --             --             --            --
Unrealized depreciation on forward currency contracts.............           --             --             --        20,479
                                                                   ------------   ------------   ------------  ------------
Total liabilities.................................................    1,306,378      6,599,341    162,753,746     6,140,981
                                                                   ------------   ------------   ------------  ------------
Net assets........................................................ $175,080,022   $178,841,477   $419,834,653  $311,016,970
                                                                   ============   ============   ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value.................... $    175,313   $    195,259   $    381,512  $    880,420
Paid-in capital...................................................  180,037,588    194,065,939    429,088,700   336,471,823
                                                                   ------------   ------------   ------------  ------------
                                                                    180,212,901    194,261,198    429,470,212   337,318,092
Accumulated undistributed net investment income (loss)............      409,784         57,877         20,580          (225)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, securities sold short and foreign exchange
 transactions.....................................................   (3,763,876)   (12,238,161)    (3,571,949)  (28,098,808)
Unrealized appreciation (depreciation) on investments.............   (1,778,787)    (3,239,437)    (6,084,190)    1,721,428
Unrealized appreciation (depreciation) on foreign exchange
 transactions.....................................................           --             --             --        76,483
                                                                   ------------   ------------   ------------  ------------
   Net Assets..................................................... $175,080,022   $178,841,477   $419,834,653  $311,016,970
                                                                   ============   ============   ============  ============
*Cost
  Long-term Investment securities (unaffiliated).................. $174,223,126   $163,945,053   $425,150,615  $286,991,569
                                                                   ============   ============   ============  ============
  Long-term Investment securities (affiliated).................... $    129,815   $         --   $         --  $    129,486
                                                                   ============   ============   ============  ============
  Short-term investment securities................................ $         --   $         --   $         --  $  5,393,000
                                                                   ============   ============   ============  ============
  Foreign Currency................................................ $         --   $         --   $         --  $    625,456
                                                                   ============   ============   ============  ============

                                                                    High Yield    Tax Exempt
                                                                       Bond        Insured
                                                                       Fund          Fund
                                                                   ------------  -----------
ASSETS:
Long-term Investment securities, at value* (unaffiliated)......... $324,432,093  $58,322,437
Long-term Investment securities, at value* (affiliated)...........      850,000           --
Short term investment securities, at value*.......................           --    9,559,427
Repurchase agreements (cost equals market)........................    6,779,000           --
                                                                   ------------  -----------
  Total Investments...............................................  332,061,093   67,881,864
                                                                   ------------  -----------
Cash..............................................................      314,498           --
Foreign cash*.....................................................      143,414           --
Receivable for:
  Shares of beneficial interest sold..............................      908,524        4,324
  Dividends and interest..........................................    6,141,331      846,464
  Investments sold................................................      612,967           --
Prepaid Expenses and other assets.................................       47,310        1,522
Due from investment adviser for expense reimbursements/fee
 waivers..........................................................       28,534           --
Unrealized appreciation on forward currency contracts.............           --           --
                                                                   ------------  -----------
Total assets......................................................  340,257,671   68,734,174
                                                                   ------------  -----------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed..........................      669,587      436,394
  Investments purchased...........................................    1,654,338           --
  Investment advisory and management fees.........................      211,318       29,332
  Distribution and service maintenance fees.......................      168,524       26,916
  Transfer agent fees and expenses................................       76,580       25,680
  Trustees' fees and expenses.....................................       47,896       30,188
  Other accrued expenses..........................................       57,894       57,811
Dividends Payable.................................................      844,457       62,598
Due to custodian..................................................           --           --
Unrealized depreciation on forward currency contracts.............           --           --
                                                                   ------------  -----------
Total liabilities.................................................    3,730,594      668,919
                                                                   ------------  -----------
Net assets........................................................ $336,527,077  $68,065,255
                                                                   ============  ===========
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value.................... $    730,409  $    54,042
Paid-in capital...................................................  419,675,162   65,438,663
                                                                   ------------  -----------
                                                                    420,405,571   65,492,705
Accumulated undistributed net investment income (loss)............   (2,050,534)      (6,151)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, securities sold short and foreign exchange
 transactions.....................................................  (92,479,057)     418,579
Unrealized appreciation (depreciation) on investments.............   10,661,275    2,160,122
Unrealized appreciation (depreciation) on foreign exchange
 transactions.....................................................      (10,178)          --
                                                                   ------------  -----------
   Net Assets..................................................... $336,527,077  $68,065,255
                                                                   ============  ===========
*Cost
  Long-term Investment securities (unaffiliated).................. $313,870,282  $56,162,315
                                                                   ============  ===========
  Long-term Investment securities (affiliated).................... $    750,536  $        --
                                                                   ============  ===========
  Short-term investment securities................................ $         --  $ 9,559,427
                                                                   ============  ===========
  Foreign Currency................................................ $    153,592  $        --
                                                                   ============  ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2006 -- (continued)


                                                                          U.S. Government               Strategic    High Yield
                                                              Core Bond     Securities        GNMA        Bond          Bond
                                                                Fund           Fund           Fund        Fund          Fund
                                                             ------------ --------------- ------------ ------------ ------------
Class A (unlimited shares authorized):
Net assets.................................................. $157,086,579  $151,284,209   $303,342,586 $167,071,786 $214,040,906
Shares of beneficial interest issued and outstanding........   15,729,558    16,517,290     27,587,904   47,346,229   46,518,637
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge) $       9.99  $       9.16   $      11.00 $       3.53 $       4.60
Maximum sales charge (4.75% of offering price)..............         0.50          0.46           0.55         0.18         0.23
                                                             ------------  ------------   ------------ ------------ ------------
Maximum offering price to public............................ $      10.49  $       9.62   $      11.55 $       3.71 $       4.83
                                                             ============  ============   ============ ============ ============
Class B (unlimited shares authorized):
Net assets.................................................. $  4,377,225  $ 19,276,278   $ 76,303,715 $ 46,293,784 $ 52,346,212
Shares of beneficial interest issued and outstanding........      439,390     2,103,657      6,921,692   13,121,791   11,360,693
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge) $       9.96  $       9.16   $      11.02 $       3.53 $       4.61
                                                             ============  ============   ============ ============ ============
Class C (unlimited shares authorized):
Net assets.................................................. $  3,304,796  $  8,280,990   $ 40,188,352 $ 97,651,400 $ 70,139,959
Shares of beneficial interest issued and outstanding........      331,263       904,987      3,641,576   27,573,957   15,161,522
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge) $       9.98  $       9.15   $      11.04 $       3.54 $       4.63
                                                             ============  ============   ============ ============ ============
Class I (unlimited shares authorized):
Net assets.................................................. $  1,296,320  $         --   $         -- $         -- $         --
Shares of beneficial interest issued and outstanding........      129,633            --             --           --           --
Net asset value, offering and redemption price per share.... $      10.00  $         --   $         -- $         -- $         --
                                                             ============  ============   ============ ============ ============
Class Z (unlimited shares authorized):
Net assets.................................................. $  9,015,102  $         --   $         -- $         -- $         --
Shares of beneficial interest issued and outstanding........      901,469            --             --           --           --
Net asset value, offering and redemption price per share.... $      10.00  $         --   $         -- $         -- $         --
                                                             ============  ============   ============ ============ ============

                                                             Tax Exempt
                                                              Insured
                                                                Fund
                                                             -----------
Class A (unlimited shares authorized):
Net assets.................................................. $56,874,593
Shares of beneficial interest issued and outstanding........   4,515,978
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge) $     12.59
Maximum sales charge (4.75% of offering price)..............        0.63
                                                             -----------
Maximum offering price to public............................ $     13.22
                                                             ===========
Class B (unlimited shares authorized):
Net assets.................................................. $ 6,693,968
Shares of beneficial interest issued and outstanding........     531,170
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge) $     12.60
                                                             ===========
Class C (unlimited shares authorized):
Net assets.................................................. $ 4,496,694
Shares of beneficial interest issued and outstanding........     357,041
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge) $     12.59
                                                             ===========
Class I (unlimited shares authorized):
Net assets.................................................. $        --
Shares of beneficial interest issued and outstanding........          --
Net asset value, offering and redemption price per share.... $        --
                                                             ===========
Class Z (unlimited shares authorized):
Net assets.................................................. $        --
Shares of beneficial interest issued and outstanding........          --
Net asset value, offering and redemption price per share.... $        --
                                                             ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF OPERATIONS -- For the year ended March 31, 2006

                                                                                              Core      U.S. Government
                                                                                            Bond Fund   Securities Fund
                                                                                           -----------  ---------------
INCOME:
 Dividends* (unaffiliated)................................................................ $    95,857    $        --
 Interest (unaffiliated)..................................................................  10,131,315      9,567,198
 Interest (affiliated)....................................................................      13,750             --
                                                                                           -----------    -----------
   Total investment income................................................................  10,240,922      9,567,198
                                                                                           -----------    -----------
EXPENSES:
 Investment advisory and management fees..................................................   1,130,807      1,294,823
 Distribution and service maintenance fees:
   Class A................................................................................     579,736        580,613
   Class B................................................................................      47,946        241,436
   Class C................................................................................      40,350         94,005
 Service fees -- Class I..................................................................       3,398             --
 Transfer agent fees:
   Class A................................................................................     364,207        413,735
   Class B................................................................................      14,454         67,929
   Class C................................................................................      15,210         25,354
   Class I................................................................................       2,991             --
   Class Z................................................................................          --             --
   Class X................................................................................          --             --
 Registration fees:
   Class A................................................................................      10,549         20,951
   Class B................................................................................       9,125         12,915
   Class C................................................................................      12,915         18,655
   Class I................................................................................          --             --
   Class Z................................................................................          --             --
 Custodian and accounting fees............................................................      82,405         83,251
 Reports to shareholders..................................................................          --         19,307
 Audit and tax fees.......................................................................      29,200         33,783
 Legal fees...............................................................................       2,826         11,949
 Trustees' fees and expenses..............................................................       4,438         12,591
 Interest expense.........................................................................         425         29,155
 Interest expense on securities sold short................................................          --             --
 Other expenses...........................................................................      10,625         14,269
                                                                                           -----------    -----------
   Total expenses before fee waivers, expense reimbursements and custody credits..........   2,361,607      2,974,721
   Fees waived and expenses reimbursed by investment advisor (Note 3).....................    (299,402)      (753,137)
   Custody credits earned on cash balances................................................      (5,030)        (3,294)
                                                                                           -----------    -----------
   Net expenses...........................................................................   2,057,175      2,218,290
                                                                                           -----------    -----------
Net investment income (loss)..............................................................   8,183,747      7,348,908
                                                                                           -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)....................................  (2,156,726)    (2,629,101)
Net realized foreign exchange gain (loss) on other assets and liabilities.................          --             --
Net increase from payments by affiliates (Note 3).........................................          --             --
                                                                                           -----------    -----------
Net realized gain (loss) on investments and foreign currencies............................  (2,156,726)    (2,629,101)
                                                                                           -----------    -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)............    (541,675)    (1,138,951)
Change in unrealized appreciation (depreciation) on investments (affiliated)..............      (5,312)            --
Change in unrealized appreciation (depreciation) on futures contracts and options
 contracts................................................................................          --             --
Change in unrealized appreciation (depreciation) on forward currency contracts............          --             --
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.........          --             --
Change in unrealized appreciation (depreciation) on securities sold short.................      12,109             --
                                                                                           -----------    -----------
Net unrealized gain (loss) on investments and foreign currencies..........................    (534,878)    (1,138,951)
                                                                                           -----------    -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.............  (2,691,604)    (3,768,052)
                                                                                           -----------    -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............................... $ 5,492,143    $ 3,580,856
                                                                                           ===========    ===========
 *Net of foreign withholding taxes on interest and dividends of........................... $     9,130    $        --
                                                                                           ===========    ===========

                                                                                            GNMA Fund
                                                                                           -----------
INCOME:
 Dividends* (unaffiliated)................................................................ $        --
 Interest (unaffiliated)..................................................................  19,638,114
 Interest (affiliated)....................................................................          --
                                                                                           -----------
   Total investment income................................................................  19,638,114
                                                                                           -----------
EXPENSES:
 Investment advisory and management fees..................................................   2,166,733
 Distribution and service maintenance fees:
   Class A................................................................................   1,162,687
   Class B................................................................................     915,278
   Class C................................................................................     491,510
 Service fees -- Class I..................................................................          --
 Transfer agent fees:
   Class A................................................................................     740,289
   Class B................................................................................     229,628
   Class C................................................................................     127,935
   Class I................................................................................          --
   Class Z................................................................................          --
   Class X................................................................................         665
 Registration fees:
   Class A................................................................................      15,925
   Class B................................................................................      10,796
   Class C................................................................................      14,350
   Class I................................................................................          --
   Class Z................................................................................          --
 Custodian and accounting fees............................................................     234,744
 Reports to shareholders..................................................................      74,665
 Audit and tax fees.......................................................................      32,494
 Legal fees...............................................................................      12,370
 Trustees' fees and expenses..............................................................      28,655
 Interest expense.........................................................................          --
 Interest expense on securities sold short................................................          --
 Other expenses...........................................................................      26,860
                                                                                           -----------
   Total expenses before fee waivers, expense reimbursements and custody credits..........   6,285,584
   Fees waived and expenses reimbursed by investment advisor (Note 3).....................    (686,775)
   Custody credits earned on cash balances................................................        (712)
                                                                                           -----------
   Net expenses...........................................................................   5,598,097
                                                                                           -----------
Net investment income (loss)..............................................................  14,040,017
                                                                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)....................................  (1,409,187)
Net realized foreign exchange gain (loss) on other assets and liabilities.................          --
Net increase from payments by affiliates (Note 3).........................................          --
                                                                                           -----------
Net realized gain (loss) on investments and foreign currencies............................  (1,409,187)
                                                                                           -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)............  (2,932,719)
Change in unrealized appreciation (depreciation) on investments (affiliated)..............          --
Change in unrealized appreciation (depreciation) on futures contracts and options
 contracts................................................................................          --
Change in unrealized appreciation (depreciation) on forward currency contracts............          --
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.........          --
Change in unrealized appreciation (depreciation) on securities sold short.................          --
                                                                                           -----------
Net unrealized gain (loss) on investments and foreign currencies..........................  (2,932,719)
                                                                                           -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.............  (4,341,906)
                                                                                           -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............................... $ 9,698,111
                                                                                           ===========
 *Net of foreign withholding taxes on interest and dividends of........................... $        --
                                                                                           ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF OPERATIONS -- For the year ended March 31, 2006 -- (continued)


                                                                                            Strategic    High Yield   Tax Exempt
                                                                                            Bond Fund    Bond Fund   Insured Fund
                                                                                           -----------  -----------  ------------
INCOME:
 Dividends* (unaffiliated)................................................................ $   129,179  $   188,311  $        --
 Interest (unaffiliated)..................................................................  13,524,955   26,562,692    3,219,458
 Interest (affiliated)....................................................................      14,850       88,000           --
                                                                                           -----------  -----------  -----------
   Total investment income................................................................  13,668,984   26,839,003    3,219,458
                                                                                           -----------  -----------  -----------
EXPENSES:
 Investment advisory and management fees..................................................   1,362,193    2,295,706      362,721
 Distribution and service maintenance fees:
   Class A................................................................................     359,559      581,258      207,486
   Class B................................................................................     426,691      561,024       79,326
   Class C................................................................................     641,679      669,076       53,298
 Service fees -- Class I..................................................................          --           --           --
 Transfer agent fees:
   Class A................................................................................     244,498      398,672      163,790
   Class B................................................................................     102,622      133,354       18,864
   Class C................................................................................     150,288      156,900       11,802
   Class I................................................................................          --           --           --
   Class Z................................................................................          --           --           --
   Class X................................................................................          --           --           --
 Registration fees:
   Class A................................................................................      24,210       21,270        8,676
   Class B................................................................................      14,350       10,599        4,305
   Class C................................................................................      20,090        9,490       14,255
   Class I................................................................................          --           --           --
   Class Z................................................................................          --           --           --
 Custodian and accounting fees............................................................     192,431      114,238       40,246
 Reports to shareholders..................................................................      42,875       58,500       14,450
 Audit and tax fees.......................................................................      37,963       41,215       36,792
 Legal fees...............................................................................       4,380       11,038        8,201
 Trustees' fees and expenses..............................................................      11,632       20,156        3,906
 Interest expense.........................................................................          --      147,788           --
 Interest expense on securities sold short................................................          --       47,345           --
 Other expenses...........................................................................      11,862       19,651       10,128
                                                                                           -----------  -----------  -----------
   Total expenses before fee waivers, expense reimbursements and custody credits..........   3,647,323    5,297,280    1,038,246
   Fees waived and expenses reimbursed by investment advisor (Note 3).....................        (707)    (370,814)     (10,386)
   Custody credits earned on cash balances................................................    (143,137)     (26,124)        (677)
                                                                                           -----------  -----------  -----------
   Net expenses...........................................................................   3,503,479    4,900,342    1,027,183
                                                                                           -----------  -----------  -----------
Net investment income (loss)..............................................................  10,165,505   21,938,661    2,192,275
                                                                                           -----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)....................................   3,453,121   16,177,474      828,946
Net realized foreign exchange gain (loss) on other assets and liabilities.................      38,458           --           --
Net increase from payments by affiliates (Note 3).........................................      34,151      203,640           --
                                                                                           -----------  -----------  -----------
Net realized gain (loss) on investments and foreign currencies............................   3,525,730   16,381,114      828,946
                                                                                           -----------  -----------  -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)............  (1,697,578)  (3,234,937)  (1,242,127)
Change in unrealized appreciation (depreciation) on investments (affiliated)..............      (5,738)     (34,000)          --
Change in unrealized appreciation (depreciation) on futures contracts and options
 contracts................................................................................          --           --           --
Change in unrealized appreciation (depreciation) on forward currency contracts............          --           --           --
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.........      95,428       (9,995)          --
Change in unrealized appreciation (depreciation) on securities sold short.................      10,172      (21,438)          --
                                                                                           -----------  -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies..........................  (1,597,716)  (3,300,370)  (1,242,127)
                                                                                           -----------  -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.............   1,928,014   13,080,744     (413,181)
                                                                                           -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............................... $12,093,519  $35,019,405  $ 1,779,094
                                                                                           ===========  ===========  ===========
 *Net of foreign withholding taxes on interest and dividends of........................... $    16,073  $     3,942  $        --
                                                                                           ===========  ===========  ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS



                                                                                               Core Bond Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                            ended         ended
                                                                                          March 31,     March 31,
                                                                                             2006          2005
                                                                                         ------------  ------------
Operations:
  Net investment income (loss).......................................................... $  8,183,747  $  8,309,014
  Net realized gain (loss) on investments and foreign currencies........................   (2,156,726)     (309,327)
  Net unrealized gain (loss) on investments and foreign currencies......................     (534,878)   (4,282,289)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................    5,492,143     3,717,398
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................   (7,135,577)   (6,506,042)
  Net investment income (Class B).......................................................     (175,423)     (181,405)
  Net investment income (Class C).......................................................     (147,433)     (171,529)
  Net investment income (Class I).......................................................      (59,983)      (90,049)
  Net investment income (Class Z).......................................................     (614,870)   (1,999,235)
  Net investment income (Class X).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --    (1,959,055)
  Net realized gain on securities (Class B).............................................           --       (60,672)
  Net realized gain on securities (Class C).............................................           --       (57,101)
  Net realized gain on securities (Class I).............................................           --       (23,429)
  Net realized gain on securities (Class Z).............................................           --      (308,101)
  Net realized gain on securities (Class X).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................   (8,133,286)  (11,356,618)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)  (26,852,854)  (14,834,404)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (29,493,997)  (22,473,624)
NET ASSETS:
Beginning of period.....................................................................  204,574,019   227,047,643
                                                                                         ------------  ------------
End of period+.......................................................................... $175,080,022  $204,574,019
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $    409,784  $    110,959
                                                                                         ============  ============

                                                                                               U.S. Government
                                                                                               Securities Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                            ended         ended
                                                                                          March 31,     March 31,
                                                                                             2006          2005
                                                                                         ------------  ------------
Operations:
  Net investment income (loss).......................................................... $  7,348,908  $  7,208,210
  Net realized gain (loss) on investments and foreign currencies........................   (2,629,101)      498,065
  Net unrealized gain (loss) on investments and foreign currencies......................   (1,138,951)   (7,299,365)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................    3,580,856       406,919
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................   (6,505,119)   (6,470,275)
  Net investment income (Class B).......................................................     (786,554)     (861,625)
  Net investment income (Class C).......................................................     (307,714)     (338,902)
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net investment income (Class X).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
  Net realized gain on securities (Class X).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................   (7,599,387)   (7,670,802)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)  (29,003,495)  (37,234,269)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (33,022,026)  (44,498,152)
NET ASSETS:
Beginning of period.....................................................................  211,863,503   256,361,655
                                                                                         ------------  ------------
End of period+.......................................................................... $178,841,477  $211,863,503
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $     57,877  $   (137,838)
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)


                                                                                                  GNMA Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                            ended         ended
                                                                                          March 31,     March 31,
                                                                                             2006          2005
                                                                                         ------------  ------------
Operations:
  Net investment income (loss).......................................................... $ 14,040,017  $ 13,358,453
  Net realized gain (loss) on investments and foreign currencies........................   (1,409,187)    3,461,416
  Net unrealized gain (loss) on investments and foreign currencies......................   (2,932,719)  (11,084,127)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................    9,698,111     5,735,742
                                                                                         ------------  ------------
Distributions to shareholders from:
  Net investment income (Class A).......................................................  (11,887,262)  (10,096,979)
  Net investment income (Class B).......................................................   (2,666,840)   (2,758,584)
  Net investment income (Class C).......................................................   (1,429,033)   (1,598,731)
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net investment income (Class X).......................................................      (10,305)     (262,529)
  Net realized gain on securities (Class A).............................................   (1,253,478)           --
  Net realized gain on securities (Class B).............................................     (327,987)           --
  Net realized gain on securities (Class C).............................................     (169,603)           --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
  Net realized gain on securities (Class X).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................  (17,744,508)  (14,716,823)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)  (68,594,450)  (65,557,982)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (76,640,847)  (74,539,063)

NET ASSETS:
Beginning of period.....................................................................  496,475,500   571,014,563
                                                                                         ------------  ------------
End of period+.......................................................................... $419,834,653  $496,475,500
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $     20,580  $    (12,374)
                                                                                         ============  ============

                                                                                             Strategic Bond Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                            ended         ended
                                                                                          March 31,     March 31,
                                                                                             2006          2005
                                                                                         ------------  ------------
Operations:
  Net investment income (loss).......................................................... $ 10,165,505  $  6,136,237
  Net realized gain (loss) on investments and foreign currencies........................    3,525,730     5,304,488
  Net unrealized gain (loss) on investments and foreign currencies......................   (1,597,716)   (2,719,620)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................   12,093,519     8,721,105
                                                                                         ------------  ------------
Distributions to shareholders from:
  Net investment income (Class A).......................................................   (5,369,145)   (3,082,007)
  Net investment income (Class B).......................................................   (1,942,089)   (2,151,861)
  Net investment income (Class C).......................................................   (2,927,876)   (1,452,318)
  Net investment income (Class I).......................................................           --      (116,760)
  Net investment income (Class Z).......................................................           --            --
  Net investment income (Class X).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
  Net realized gain on securities (Class X).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................  (10,239,110)   (6,802,946)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)  175,766,449    25,739,107
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  177,620,858    27,657,266

NET ASSETS:
Beginning of period.....................................................................  133,396,112   105,738,846
                                                                                         ------------  ------------
End of period+.......................................................................... $311,016,970  $133,396,112
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $       (225) $    387,799
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)


                                                                                            High Yield Bond Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                            ended         ended
                                                                                          March 31,     March 31,
                                                                                             2006          2005
                                                                                         ------------  ------------
Operations:
  Net investment income (loss).......................................................... $ 21,938,661  $ 24,869,216
  Net realized gain (loss) on investments and foreign currencies........................   16,381,114    10,420,354
  Net unrealized gain (loss) on investments and foreign currencies......................   (3,300,370)    6,067,124
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................   35,019,405    41,356,694
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................  (11,905,182)   (9,494,138)
  Net investment income (Class B).......................................................   (3,703,477)   (4,894,387)
  Net investment income (Class C).......................................................   (4,398,206)   (4,060,550)
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................   (1,686,486)   (6,995,720)
  Net investment income (Class X).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
  Net realized gain on securities (Class X).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................  (21,693,351)  (25,444,795)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)    5,307,491     3,593,907
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................   18,633,545    19,505,806

NET ASSETS:
Beginning of period.....................................................................  317,893,532   298,387,726
                                                                                         ------------  ------------
End of period+.......................................................................... $336,527,077  $317,893,532
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $ (2,050,534) $ (1,879,694)
                                                                                         ============  ============

                                                                                          Tax Exempt Insured Fund
                                                                                         -------------------------
                                                                                         For the year For the year
                                                                                            ended        ended
                                                                                          March 31,    March 31,
                                                                                             2006         2005
                                                                                         ------------ ------------
Operations:
  Net investment income (loss).......................................................... $ 2,192,275  $  2,462,678
  Net realized gain (loss) on investments and foreign currencies........................     828,946       314,275
  Net unrealized gain (loss) on investments and foreign currencies......................  (1,242,127)   (1,499,351)
                                                                                         -----------  ------------
Net increase (decrease) in net assets resulting from operations.........................   1,779,094     1,277,602
                                                                                         -----------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................  (1,839,250)   (2,053,393)
  Net investment income (Class B).......................................................    (194,099)     (297,218)
  Net investment income (Class C).......................................................    (132,474)     (145,957)
  Net investment income (Class I).......................................................          --            --
  Net investment income (Class Z).......................................................          --            --
  Net investment income (Class X).......................................................          --            --
  Net realized gain on securities (Class A).............................................    (587,815)     (842,208)
  Net realized gain on securities (Class B).............................................     (75,670)     (135,607)
  Net realized gain on securities (Class C).............................................     (52,856)      (82,894)
  Net realized gain on securities (Class I).............................................          --            --
  Net realized gain on securities (Class Z).............................................          --            --
  Net realized gain on securities (Class X).............................................          --            --
                                                                                         -----------  ------------
Total distributions to shareholders.....................................................  (2,882,164)   (3,557,277)
                                                                                         -----------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)  (7,564,719)  (12,519,717)
                                                                                         -----------  ------------
Total increase (decrease) in net assets.................................................  (8,667,789)  (14,799,392)

NET ASSETS:
Beginning of period.....................................................................  76,733,044    91,532,436
                                                                                         -----------  ------------
End of period+.......................................................................... $68,065,255  $ 76,733,044
                                                                                         ===========  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $    (6,151) $    (34,061)
                                                                                         ===========  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS

                                                                        CORE BOND FUND
                                                                        --------------
                                         Net gain
                                         (loss) on
                      Net               investments                       Distributions          Net               Net
                     Asset                 (both               Dividends    from net            Asset            Assets,
                    Value,      Net      realized   Total from  from net    realized     Total  Value,           end of
                   beginning investment     and     investment investment   gains on    Distri- end of   Total   period
   Period Ended    of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)
------------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- --------
                                                                            Class A
-
11/01/00-10/31/01   $ 9.60     $0.55      $ 0.65      $ 1.20     $(0.51)     $   --     $(0.51) $10.29   12.85%  $  5,901
11/01/01-03/31/02#   10.29      0.20       (0.48)      (0.28)     (0.19)         --      (0.19)   9.82   (2.77)     5,312
04/01/02-03/31/03     9.82      0.34        0.58        0.92      (0.42)         --      (0.42)  10.32    9.58     21,260
04/01/03-03/31/04    10.32      0.24        0.20        0.44      (0.27)         --      (0.27)  10.49    4.30    140,877
04/01/04-03/31/05    10.49      0.40       (0.20)       0.20      (0.43)      (0.13)     (0.56)  10.13    1.94    167,787
04/01/05-03/31/06    10.13      0.44       (0.14)       0.30      (0.44)         --      (0.44)   9.99    2.96    157,087
                                                                            Class B
-
11/01/00-10/31/01   $ 9.59     $0.48      $ 0.64      $ 1.12     $(0.45)     $   --     $(0.45) $10.26   11.93%  $  6,444
11/01/01-03/31/02#   10.26      0.17       (0.49)      (0.32)     (0.16)         --      (0.16)   9.78   (3.14)     3,220
04/01/02-03/31/03     9.78      0.31        0.55        0.86      (0.36)         --      (0.36)  10.28    8.90      7,198
04/01/03-03/31/04    10.28      0.18        0.19        0.37      (0.19)         --      (0.19)  10.46    3.68      5,683
04/01/04-03/31/05    10.46      0.33       (0.19)       0.14      (0.36)      (0.13)     (0.49)  10.11    1.37      4,977
04/01/05-03/31/06    10.11      0.38       (0.16)       0.22      (0.37)         --      (0.37)   9.96    2.19      4,377
                                                                           Class C*
-
11/01/00-10/31/01   $ 9.59     $0.48      $ 0.64      $ 1.12     $(0.45)     $   --     $(0.45) $10.26   11.93%  $  4,541
11/01/01-03/31/02#   10.26      0.18       (0.49)      (0.31)     (0.16)         --      (0.16)   9.79   (3.04)     3,772
04/01/02-03/31/03     9.79      0.31        0.56        0.87      (0.36)         --      (0.36)  10.30    9.00      5,598
04/01/03-03/31/04    10.30      0.18        0.19        0.37      (0.19)         --      (0.19)  10.48    3.68      5,352
04/01/04-03/31/05    10.48      0.33       (0.20)       0.13      (0.36)      (0.13)     (0.49)  10.12    1.27      4,780
04/01/05-03/31/06    10.12      0.38       (0.15)       0.23      (0.37)         --      (0.37)   9.98    2.29      3,305
                                                                            Class I
-
11/01/00-10/31/01   $ 9.62     $0.57      $ 0.65      $ 1.22     $(0.52)     $   --     $(0.52) $10.32   13.01%  $ 22,782
11/01/01-03/31/02#   10.32      0.21       (0.52)      (0.31)     (0.19)         --      (0.19)   9.82   (3.01)    21,707
02/01/02-03/31/03     9.82      0.40        0.55        0.95      (0.44)         --      (0.44)  10.33    9.80     20,617
04/01/03-03/31/04    10.33      0.20        0.24        0.44      (0.27)         --      (0.27)  10.50    4.35      3,092
04/01/04-03/31/05    10.50      0.42       (0.20)       0.22      (0.44)      (0.13)     (0.57)  10.15    2.14      1,405
04/01/05-03/31/06    10.15      0.45       (0.15)       0.30      (0.45)         --      (0.45)  10.00    2.96      1,296
                                                                           Class Z*
-
11/01/00-10/31/01   $ 9.60     $0.59      $ 0.65      $ 1.24     $(0.55)     $   --     $(0.55) $10.29   13.37%  $323,570
11/01/01-03/31/02#   10.29      0.21       (0.47)      (0.26)     (0.21)         --      (0.21)   9.82   (2.57)   297,081
04/01/02-03/31/03     9.82      0.47        0.53        1.00      (0.49)         --      (0.49)  10.33   10.38    268,226
04/01/03-03/31/04    10.33      0.32        0.18        0.50      (0.33)         --      (0.33)  10.50    4.92     72,043
04/01/04-03/31/05    10.50      0.50       (0.23)       0.27      (0.49)      (0.13)     (0.62)  10.15    2.62     25,626
04/01/05-03/31/06    10.15      0.53       (0.18)       0.35      (0.50)         --      (0.50)  10.00    3.44      9,015



                Ratio
                of net
 Ratio of     investment
 expenses     income to
to average     average      Portfolio
net assets    net assets    Turnover
----------    ----------    ---------


   1.31%(4)      5.51%(4)      215%
   1.33(3)(4)    5.03(3)(4)     94
   1.33(4)       3.72(4)       179
   1.25(4)       2.50(4)       229
   1.15(4)       3.91(4)       203
   1.10(4)       4.34(4)       199


   1.97%(4)      4.88%(4)      215%
   1.98(3)(4)    4.36(3)(4)     94
   1.98(4)       3.15(4)       179
   1.92(4)       1.75(4)       229
   1.81(4)       3.25(4)       203
   1.75(4)       3.69(4)       199


   1.97%(4)      4.79%(4)      215%
   1.98(3)(4)    4.39(3)(4)     94
   1.98(4)       3.13(4)       179
   1.93(4)       1.77(4)       229
   1.81(4)       3.25(4)       203
   1.75(4)       3.68(4)       199


   1.22%(4)      5.68%(4)      215%
   1.23(3)(4)    5.12(3)(4)     94
   1.24(4)       3.98(4)       179
   1.23(4)       2.39(4)       229
   1.07(4)       3.98(4)       203
   1.00(4)       4.44(4)       199


   0.97%(4)      5.97%(4)      215%
   0.74(3)(4)    5.62(3)(4)     94
   0.67          4.56          179
   0.66(4)       2.97(4)       229
   0.61(4)       4.41(4)       203
   0.53(4)       4.87(4)       199

--------
* In conjunction with the reorganization on November 16, 2001, Class C was redesignated as Class II and Class II was redesignated as Class Z. Effective February 23, 2004, Class II was redesignated to Class C.
# Effective November 16, 2001, the SunAmerica Core Bond, a newly created portfolio of the SunAmerica Income Funds, acquired all the assets and liabilities of the North American Core Bond Fund.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Annualized
(4)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         10/31/01 03/31/02(3) 03/31/03 03/31/04 03/31/05 03/31/06
                                         -------- ----------- -------- -------- -------- --------
Core Bond Fund Class A..................   0.04%     0.19%      0.11%    0.10%    0.11%    0.14%
Core Bond Fund Class B..................   0.03      0.32       0.23     0.15     0.31     0.41
Core Bond Fund Class C..................   0.04      0.32       0.18     0.14     0.38     0.61
Core Bond Fund Class I..................   0.03      0.13       0.05     0.05     0.06     0.14
Core Bond Fund Class Z..................   0.03      0.02         --     0.02     0.05     0.14

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                             U.S. GOVERNMENT SECURITIES FUND
                                                             -------------------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distributions          Net               Net
               Asset                 (both               Dividends    from net            Asset            Assets,   Ratio of
              Value,      Net      realized   Total from  from net    realized     Total  Value,           end of    expenses
             beginning investment     and     investment investment   gains on    Distri- end of   Total   period   to average
Period Ended of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)  net assets
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- ----------
                                                                         Class A
                                                                         -------
  03/31/02     $8.91     $0.37(4)   $(0.08)     $ 0.29     $(0.40)       $--      $(0.40) $8.80     3.25%  $187,615    1.42%
  03/31/03      8.80      0.37        0.86        1.23      (0.40)        --       (0.40)  9.63    14.14    210,848    1.12(3)
  03/31/04      9.63      0.30        0.01        0.31      (0.30)        --       (0.30)  9.64     3.29    204,618    0.99(3)
  03/31/05      9.64      0.31       (0.26)       0.05      (0.32)        --       (0.32)  9.37     0.61    174,905    0.99(3)
  03/31/06      9.37      0.36       (0.20)       0.16      (0.37)        --       (0.37)  9.16     1.68    151,284    0.99(3)
                                                                         Class B
                                                                         -------
  03/31/02     $8.91     $0.31(4)   $(0.08)     $ 0.23     $(0.34)       $--      $(0.34) $8.80     2.55%  $ 38,878    2.09%(3)
  03/31/03      8.80      0.30        0.87        1.17      (0.33)        --       (0.33)  9.64    13.51     62,595    1.76(3)
  03/31/04      9.64      0.24        0.01        0.25      (0.24)        --       (0.24)  9.65     2.62     36,605    1.64(3)
  03/31/05      9.65      0.25       (0.27)      (0.02)     (0.26)        --       (0.26)  9.37    (0.14)    27,013    1.64(3)
  03/31/06      9.37      0.30       (0.20)       0.10      (0.31)        --       (0.31)  9.16     1.02     19,276    1.64(3)
                                                                        Class C*
                                                                        --------
  03/31/02     $8.91     $0.29(4)   $(0.09)     $ 0.20     $(0.32)       $--      $(0.32) $8.79     2.40%  $ 12,209    2.10%(3)
  03/31/03      8.79      0.30        0.87        1.17      (0.33)        --       (0.33)  9.63    13.52     24,322    1.75(3)
  03/31/04      9.63      0.24        0.01        0.25      (0.24)        --       (0.24)  9.64     2.62     15,139    1.64(3)
  03/31/05      9.64      0.25       (0.27)      (0.02)     (0.26)        --       (0.26)  9.36    (0.14)     9,945    1.64(3)
  03/31/06      9.36      0.30       (0.20)       0.10      (0.31)        --       (0.31)  9.15     1.02      8,281    1.64(3)



  Ratio
  of net
investment
income to
 average       Portfolio
net assets     Turnover
----------     ---------


   4.12%(4)       579%(5)
   3.88(3)        630(5)
   3.14(3)        267(5)
   3.26(3)        253(5)
   3.80(3)        357


   3.42%(3)(4)    579%(5)
   3.20(3)        630(5)
   2.45(3)        267(5)
   2.61(3)        253(5)
   3.14(3)        357


   3.33%(3)(4)    579%(5)
   3.18(3)        630(5)
   2.45(3)        267(5)
   2.61(3)        253(5)
   3.14(3)        357

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/02 03/31/03 03/31/04 03/31/05 03/31/06
                                         -------- -------- -------- -------- --------
U.S. Government Securities Fund Class A.    -- %    0.21%    0.37%    0.39%    0.36%
U.S. Government Securities Fund Class B.   0.01     0.23     0.37     0.43     0.43
U.S. Government Securities Fund Class C.   0.16     0.27     0.38     0.48     0.57

(4)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The per share effect of this change for the year ended March 31, 2002 on investment income and realized and unrealized gains and losses was less than $0.01 per share for all classes of shares. The effect of this change was to decrease the ratio of net investment income to average net assets by 0.11% for all classes of shares. Per share data and ratios for periods prior to March 31, 2002 have not been restated to reflect this change in accounting policy.
(5)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                   2002 2003 2004 2005
                                                   ---- ---- ---- ----
          U.S. Government Securities Fund......... 570% 614% 256% 246%

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                         GNMA FUND
                                                                         ---------
                               Net gain
                               (loss) on
            Net               investments                       Distributions          Net               Net
           Asset                 (both               Dividends    from net            Asset            Assets,   Ratio of
          Value,      Net      realized   Total from  from net    realized     Total  Value,           end of    expenses
 Period  beginning investment     and     investment investment   gains on    Distri- end of   Total   period   to average
 Ended   of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)  net assets
-------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- ----------
                                                                          Class A
-
03/31/02  $11.12     $0.51(5)   $(0.03)     $0.48      $(0.51)     $(0.32)    $(0.83) $10.77    4.45%  $118,440    0.99%(3)(4)
03/31/03   10.77      0.37        0.93       1.30       (0.42)      (0.11)     (0.53)  11.54   12.29    255,096    0.99(4)
03/31/04   11.54      0.28        0.07       0.35       (0.31)      (0.20)     (0.51)  11.38    3.06    337,467    0.99(4)
03/31/05   11.38      0.31       (0.16)      0.15       (0.33)         --      (0.33)  11.20    1.41    338,031    0.99(4)
03/31/06   11.20      0.35       (0.07)      0.28       (0.40)      (0.08)     (0.48)  11.00    2.18    303,343    0.99(4)
                                                                          Class B
-
03/31/02  $11.15     $0.44(5)   $(0.03)     $0.41      $(0.44)     $(0.32)    $(0.76) $10.80    3.78%  $ 90,011    1.64%(3)(4)
03/31/03   10.80      0.30        0.93       1.23       (0.35)      (0.11)     (0.46)  11.57   11.54    189,323    1.64(4)
03/31/04   11.57      0.21        0.06       0.27       (0.23)      (0.20)     (0.43)  11.41    2.39    136,923    1.64(4)
03/31/05   11.41      0.24       (0.16)      0.08       (0.26)         --      (0.26)  11.23    0.75    102,497    1.64(4)
03/31/06   11.23      0.28       (0.08)      0.20       (0.33)      (0.08)     (0.41)  11.02    1.43     76,304    1.64(4)
                                                                         Class C*
-
03/31/02  $11.16     $0.44(5)   $(0.03)     $0.41      $(0.44)     $(0.32)    $(0.76) $10.81    3.78%  $ 36,258    1.64%(3)(4)
03/31/03   10.81      0.29        0.94       1.23       (0.35)      (0.11)     (0.46)  11.58   11.53    137,173    1.64(4)
03/31/04   11.58      0.20        0.07       0.27       (0.23)      (0.20)     (0.43)  11.42    2.39     88,184    1.64(4)
03/31/05   11.42      0.24       (0.16)      0.08       (0.26)         --      (0.26)  11.24    0.75     54,936    1.64(4)
03/31/06   11.24      0.28       (0.07)      0.21       (0.33)      (0.08)     (0.41)  11.04    1.53     40,188    1.64(4)



    Ratio
    of net
  investment
  income to
   average        Portfolio
  net assets      Turnover
----------        ---------


   4.61%(3)(4)(5)    544%(6)
   3.36(4)           436(6)
   2.51(4)           225(6)
   2.73(4)           204(6)
   3.17(4)           138


   3.96%(3)(4)(5)    544%(6)
   2.71(4)           436(6)
   1.77(4)           225(6)
   2.10(4)           204(6)
   2.50(4)           138


   3.96%(3)(4)(5)    544%(6)
   2.59(4)           436(6)
   1.74(4)           225(6)
   2.11(4)           204(6)
   2.49(4)           138

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)The ratios reflect an expense cap of 0.99%, 1.64% and 1.64% for Class A, Class B and Class C, respectively, which are net of custody credits of 0.01% for Class A, Class B, and Class C or waivers/reimbursements if applicable.
(4)Net of the following expense reimbursements, if applicable (based on average net assets):

                                 03/31/02 03/31/03 03/31/04 03/31/05 03/31/06
                                 -------- -------- -------- -------- --------
  GNMA Fund Class A.............   0.19%    0.13%    0.18%    0.17%    0.13%
  GNMA Fund Class B.............   0.19     0.14     0.16     0.18     0.17
  GNMA Fund Class C.............   0.21     0.13     0.16     0.18     0.19

(5)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The per share effect of this change for the year ended March 31, 2002 on investment income and realized and unrealized gains and losses was less than $0.01 per share on all classes of shares. The effect of this change was to decrease the ratio of net investment income to average net assets by 0.03% for all classes of shares. Per share data and ratios for periods prior to March 31, 2002 have not been restated to reflect this change in accounting policy.
(6)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                   2002 2003 2004 2005
                                                   ---- ---- ---- ----
          GNMA Fund............................... 537% 421% 213% 204%

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                             STRATEGIC BOND FUND**
                                                                             ---------------------
                                          Net gain
                                         (loss) on
                     Net                investments                         Distributions            Net                Net
                    Asset                  (both                 Dividends    from net              Asset             Assets,
                    Value,      Net       realized   Total from   from net    realized     Total   Value,             end of
                  beginning  investment     and      investment  investment   gains on    Distri-  end of    Total    period
  Period Ended    of period+ income(1)+ unrealized)+ operations+  income+   investments+  butions+ period+ Return(2)  (000's)
----------------- ---------- ---------- ------------ ----------- ---------- ------------- -------- ------- ---------  --------
                                                                                    Class A
-
11/01/00-10/31/01   $3.13      $0.28       $(0.09)      $0.19      $(0.28)       $--       $(0.28)  $3.04     6.48%   $  8,478
11/01/01-03/31/02    3.04       0.11(6)     (0.03)       0.08       (0.12)        --        (0.12)   3.00     2.46      35,365
04/01/02-03/31/03    3.00       0.20         0.06        0.26       (0.18)        --        (0.18)   3.08     9.07(7)   37,136
04/01/03-03/31/04    3.08       0.21         0.33        0.54       (0.21)        --        (0.21)   3.41    18.04      43,840
04/01/04-03/31/05    3.41       0.20         0.11        0.31       (0.23)        --        (0.23)   3.49     9.36      59,279
04/01/05-03/31/06    3.49       0.17         0.05        0.22       (0.18)        --        (0.18)   3.53     6.54     167,072
                                                                                    Class B
-
11/01/00-10/31/01   $3.14      $0.26       $(0.09)      $0.17      $(0.26)       $--       $(0.26)  $3.05     5.65%   $  9,964
11/01/01-03/31/02    3.05       0.10(6)     (0.04)       0.06       (0.11)        --        (0.11)   3.00     2.05      26,892
04/01/02-03/31/03    3.00       0.18         0.06        0.24       (0.16)        --        (0.16)   3.08     8.36(7)   27,879
04/01/03-03/31/04    3.08       0.19         0.33        0.52       (0.19)        --        (0.19)   3.41    17.29      36,110
04/01/04-03/31/05    3.41       0.18         0.10        0.28       (0.21)        --        (0.21)   3.48     8.35      37,250
04/01/05-03/31/06    3.48       0.16         0.05        0.21       (0.16)        --        (0.16)   3.53     6.14      46,294
                                                                                   Class C*
-
11/01/00-10/31/01   $3.14      $0.26       $(0.09)      $0.17      $(0.26)       $--       $(0.26)  $3.05     5.65%   $ 11,461
11/01/01-03/31/02    3.05       0.10(6)     (0.03)       0.07       (0.11)        --        (0.11)   3.01     2.25      14,289
04/01/02-03/31/03    3.01       0.19         0.05        0.24       (0.16)        --        (0.16)   3.09     8.47(7)   14,423
04/01/03-03/31/04    3.09       0.19         0.34        0.53       (0.20)        --        (0.20)   3.42    17.43      22,064
04/01/04-03/31/05    3.42       0.18         0.11        0.29       (0.21)        --        (0.21)   3.50     8.65      36,867
04/01/05-03/31/06    3.50       0.15         0.05        0.20       (0.16)        --        (0.16)   3.54     5.84      97,651



                      Ratio
                      of net
  Ratio of          investment
  expense           income to
 to average          average         Portfolio
 net assets         net assets       Turnover
 ----------      ----------          ---------


   1.57%(5)         9.07%(5)             49%(10)
   1.52(3)(4)(5)    8.09(3)(4)(5)(6)    100(10)
   1.62(8)          6.93(8)              67(10)
   1.55(5)(9)       6.41(9)              71(10)
   1.40(5)(8)       5.94(5)(8)          190(10)
   1.34(5)(11)      5.19(5)(11)         119


   2.21%(5)         8.41%(5)             49%(10)
   2.19(3)(4)(5)    7.48(3)(4)(5)(6)    100(10)
   2.28(8)          6.26(8)              67(10)
   2.19(5)(9)       5.76(5)(9)           71(10)
   2.05(5)(8)       5.32(5)(8)          190(10)
   2.00(5)(11)      4.51(5)(11)         119


   2.22%(5)         8.41%(5)             49%(10)
   2.22(3)(4)(5)    7.34(3)(4)(5)(6)    100(10)
   2.17(5)(8)       6.37(5)(8)           67(10)
   2.16(5)(9)       5.78(5)(9)           71(10)
   2.05(5)(8)       5.29(5)(8)          190(10)
   1.99(5)(11)      4.54(5)(11)         119

--------
* In conjunction with the reorganization on November 16, 2001, Class C was redesignated as Class II. Effective February 23, 2004, Class II was redesignated to Class C.
** The financial information for the fiscal periods prior to November 16, 2001 reflects the financial information of the North American Strategic Income Fund, which was reorganized in SunAmerica Strategic Bond Fund on that date.
+ Prior to the fund merger, the North American Strategic Income Fund issued a stock split. The per share information for all periods prior to the stock split have been restated. For amounts reflecting activity subsequent to November 16, 2001, no restatement was necessary.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)The ratios reflect an expense cap of 2.22%, for Class C, which is net of custody credits of 0.02% for Class C. Class A and Class B are gross of custody credits of 0.03% for the period ended March 31, 2002.
(4)Annualized
(5)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         10/31/01 03/31/02(4) 03/31/03 03/31/04 03/31/05 03/31/06
                                         -------- ----------- -------- -------- -------- --------
Strategic Bond Fund Class A.............   0.17%     0.01%       -- %    0.02%    0.03%     -- %
Strategic Bond Fund Class B.............   0.18      0.01         --     0.02     0.02     0.00
Strategic Bond Fund Class C.............   0.17      0.08       0.11     0.02     0.03     0.00

(6)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 on net investment income and realized and unrealized gains and losses was less than $0.01 per share for all classes. The effect of this change on the ratio of net investment income to average net asset was less than 0.01% for all classes. Per share data and ratios for the periods prior to March 31, 2002 have not been restated to reflect this change in accounting policy.
(7)Total return for each class was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(8)Net of custody credits of 0.01%.
(9)Net custody credits of 0.02%.
(10)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                      2001 2002 2003 2004 2005
                           -          ---- ---- ---- ---- ----
                  Strategic Bond Fund 49%  99%  65%  69%  188%

(11)Net of custody credits of 0.07%.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                             HIGH YIELD BOND FUND**
                                                                             ----------------------
                                          Net gain
                                         (loss) on
                     Net                investments                         Distributions            Net
                    Asset                  (both                 Dividends    from net              Asset            Net Assets,
                    Value,      Net       realized   Total from   from net    realized     Total   Value,              end of
                  beginning  investment     and      investment  investment   gains on    Distri-  end of    Total     period
  Period Ended    of period+ income(1)+ unrealized)+ operations+  income+    investment+  butions+ period+ Return(2)   (000's)
----------------- ---------- ---------- ------------ ----------- ---------- ------------- -------- ------- --------- -----------
                                                                                    Class A
-
11/01/00-10/31/01   $4.82      $0.44       $(0.55)     $(0.11)     $(0.46)       $--       $(0.46)  $4.25    (2.23)%  $    722
11/01/01-03/31/02    4.25       0.18(6)     (0.11)       0.07       (0.19)        --        (0.19)   4.13     1.67      59,075
04/01/02-03/31/03    4.13       0.37        (0.49)      (0.12)      (0.35)        --        (0.35)   3.66    (2.45)     66,521
04/01/03-03/31/04    3.66       0.33         0.60        0.93       (0.36)        --        (0.36)   4.23    26.05      93,818
04/01/04-03/31/05    4.23       0.33         0.21        0.54       (0.34)        --        (0.34)   4.43    13.26     101,661
04/01/05-03/31/06    4.43       0.31         0.19        0.50       (0.33)        --        (0.33)   4.60    11.61     214,041
                                                                                    Class B
-
11/01/00-10/31/01   $4.82      $0.41       $(0.54)     $(0.13)     $(0.43)       $--       $(0.43)  $4.26    (2.84)%  $  2,911
11/01/01-03/31/02    4.26       0.16(6)     (0.11)       0.05       (0.18)        --        (0.18)   4.13     1.23      67,599
04/01/02-03/31/03    4.13       0.35        (0.49)      (0.14)      (0.33)        --        (0.33)   3.66    (3.06)     57,596
04/01/03-03/31/04    3.66       0.31         0.60        0.91       (0.33)        --        (0.33)   4.24    25.55      73,751
04/01/04-03/31/05    4.24       0.31         0.20        0.51       (0.31)        --        (0.31)   4.44    12.57      61,961
04/01/05-03/31/06    4.44       0.31         0.16        0.47       (0.30)        --        (0.30)   4.61    10.88      52,346
                                                                                    Class C*
-
11/01/00-10/31/01   $4.83      $0.40       $(0.52)     $(0.12)     $(0.44)       $--       $(0.44)  $4.27    (2.84)%  $  2,274
11/01/01-03/31/02    4.27       0.17(6)     (0.11)       0.06       (0.18)        --        (0.18)   4.15     1.43      20,670
04/01/02-03/31/03    4.15       0.34        (0.48)      (0.14)      (0.33)        --        (0.33)   3.68    (2.97)     27,814
04/01/03-03/31/04    3.68       0.30         0.60        0.90       (0.33)        --        (0.33)   4.25    25.14      52,868
04/01/04-03/31/05    4.25       0.30         0.22        0.52       (0.31)        --        (0.31)   4.46    12.77      65,385
04/01/05-03/31/06    4.46       0.30         0.17        0.47       (0.30)        --        (0.30)   4.63    10.86      70,140



                      Ratio
                      of net
  Ratio of          investment
  expense           income to
 to average          average         Portfolio
 net assets         net assets       Turnover
----------       ----------          ---------


   1.57%(5)         9.73%(5)             83%(7)
   1.48(3)(4)       9.56(3)(4)(6)        61(7)
   1.56            10.26                117(7)
   1.49             8.15                126(7)
   1.38(5)          7.59(5)              85(7)
   1.36(5)(8)       7.20(5)(8)           91


   2.21%(5)         9.17%(5)             83%(7)
   2.12(3)(4)       8.91(3)(4)(6)        61(7)
   2.18             9.63                117(7)
   2.14             7.52                126(7)
   2.03(5)          7.04(5)              85(7)
   2.01(5)(8)       6.71(5)(8)           91


   2.21%(5)         9.02%(5)             83%(7)
   2.17(3)(4)(5)    8.86(3)(4)(5)(6)     61(7)
   2.15(5)          9.67(5)             117(7)
   2.11(5)          7.53(5)             126(7)
   2.03(5)          6.97(5)              85(7)
   2.01(5)(8)       6.67(5)(8)           91

--------
* In conjunction with the reorganization on November 16, 2001, Class C was redesignated as Class II and Class II was redesignated as Class Z. Effective February 23, 2004, Class II was redesignated to Class C.
** The financial information for the fiscal periods prior to November 16, 2001 reflects the financial information of the North American High Yield Bond Fund, which was reorganized in SunAmerica High Yield Bond Fund on that date.
+ Prior to the fund merger, the North American High Yield Bond Fund issued a stock split. The per share information for all periods prior to the stock split have been restated. For amounts subsequent to November 16, 2001, no restatement was necessary.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of custody credits of 0.01%.
(4)Annualized
(5)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         10/31/01 03/31/02(4) 03/31/03 03/31/04 03/31/05 03/31/06
                                         -------- ----------- -------- -------- -------- --------
High Yield Bond Fund Class A............   0.18%      -- %       -- %     -- %    0.08%    0.11%
High Yield Bond Fund Class B............   0.18        --         --       --     0.07     0.14
High Yield Bond Fund Class C............   0.18      0.01       0.10     0.01     0.09     0.12

(6)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 on net investment income and realized and unrealized gains and losses was less than $0.01 per share for all classes. The effect of this change on the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for the years prior to March 31, 2002 have not been restated to reflect this change in accounting policy.
(7)Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydown on securities and was as follows:

                                      2001 2002 2003 2004 2005
                                      ---- ---- ---- ---- ----
                 High Yield Bond Fund 83%  61%  117% 126% 85%

(8)Net of custody credits of 0.01%.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                   TAX EXEMPT INSURED FUND
                                                                   -----------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distributions          Net               Net
               Asset                 (both               Dividends    from net            Asset            Assets,  Ratio of
              Value,      Net      realized   Total from  from net    realized     Total  Value,           end of   expenses
             beginning investment     and     investment investment   gains on    Distri- end of   Total   period  to average
Period Ended of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's) net assets
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- ----------
                                                                           Class A
-
  03/31/02    $13.02     $0.52(5)   $(0.30)     $0.22      $(0.52)     $   --     $(0.52) $12.72   1.70%   $75,071    1.29%(3)
  03/31/03     12.72      0.41        0.73       1.14       (0.43)      (0.09)     (0.52)  13.34   9.08     78,358    1.24
  03/31/04     13.34      0.39        0.24       0.63       (0.37)      (0.44)     (0.81)  13.16   4.86     69,098    1.26
  03/31/05     13.16      0.41       (0.18)      0.23       (0.41)      (0.17)     (0.58)  12.81   1.83     62,032    1.25
  03/31/06     12.81      0.41       (0.10)      0.31       (0.40)      (0.13)     (0.53)  12.59   2.43     56,875    1.30
                                                                           Class B
-
  03/31/02    $13.02     $0.41(5)   $(0.28)     $0.13      $(0.43)     $   --     $(0.43) $12.72   0.95%   $18,090    2.04%(3)
  03/31/03     12.72      0.32        0.73       1.05       (0.34)      (0.09)     (0.43)  13.34   8.30     19,031    1.97
  03/31/04     13.34      0.30        0.23       0.53       (0.27)      (0.44)     (0.71)  13.16   4.10     16,632    1.96
  03/31/05     13.16      0.33       (0.18)      0.15       (0.32)      (0.17)     (0.49)  12.82   1.21      9,000    1.94
  03/31/06     12.82      0.32       (0.09)      0.23       (0.32)      (0.13)     (0.45)  12.60   1.77      6,694    1.95
                                                                          Class C*
-
  03/31/02    $13.02     $0.41(5)   $(0.28)     $0.13      $(0.43)     $   --     $(0.43) $12.72   0.99%   $ 4,095    1.95%(3)(4)
  03/31/03     12.72      0.31        0.74       1.05       (0.34)      (0.09)     (0.43)  13.34   8.32      6,451    1.95(4)
  03/31/04     13.34      0.30        0.24       0.54       (0.28)      (0.44)     (0.72)  13.16   4.14      5,803    1.95(4)
  03/31/05     13.16      0.32       (0.18)      0.14       (0.32)      (0.17)     (0.49)  12.81   1.12      5,701    1.95(4)
  03/31/06     12.81      0.32       (0.09)      0.23       (0.32)      (0.13)     (0.45)  12.59   1.81      4,497    1.95(4)



    Ratio
    of net
  investment
  income to
   average        Portfolio
  net assets      Turnover
----------        ---------


   3.99%(3)(5)       140%
   3.12              195
   2.90              131
   3.14              153
   3.14               81


   3.22%(3)(5)       140%
   2.39              195
   2.20              131
   2.44              153
   2.48               81


   3.21%(3)(4)(5)    140%
   2.40(4)           195
   2.21(4)           131
   2.44(4)           153
   2.48(4)            81

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3) The ratios for Class C reflects an expense cap of 1.95%, which is net of custody credits of 0.01%. Ratios for Class A and Class B are gross of custody credits of 0.01%.
(4) Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/02 03/31/03 03/31/04 03/31/05 03/31/06
                                         -------- -------- -------- -------- --------
Tax Exempt Insured Fund Class C.........   0.56%    0.00%    0.12%    0.09%    0.20%

(5)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 on net investment income and net realized and unrealized gains and losses was less than $0.01 per share for all classes. The effect of this change on the ratio of net investment income to average net assets was less than 0.01%. Per share date and ratios for the years prior to March 31, 2002 have not been restated to reflect this change in accounting policy.

See Notes to Financial Statements

        SunAmerica Core Bond Fund
        PORTFOLIO PROFILE -- March 31, 2006 -- (unaudited)

Industry Allocation*

                 Federal Home Loan Mortgage Corp......... 19.7%
                 Federal National Mortgage Assoc......... 18.0%
                 Financial Services...................... 15.7%
                 Banks...................................  6.3%
                 Utilities...............................  6.1%
                 Foreign Government Agencies.............  5.3%
                 Insurance...............................  3.6%
                 Telecommunications......................  3.1%
                 Broadcasting & Media....................  2.9%
                 U.S. Treasury Notes.....................  2.3%
                 Energy Sources..........................  2.2%
                 Leisure & Tourism.......................  1.8%
                 Pharmaceuticals.........................  1.3%
                 Repurchase Agreement....................  1.1%
                 Transportation..........................  1.1%
                 Business Services.......................  1.0%
                 Chemicals...............................  0.9%
                 Metals & Mining.........................  0.8%
                 U.S. Treasury Bonds.....................  0.8%
                 Conglomerate............................  0.7%
                 Real Estate Investment Trusts...........  0.7%
                 Real Estate Companies...................  0.6%
                 Aerospace & Military Technology.........  0.5%
                 Health Services.........................  0.4%
                 Medical Products........................  0.4%
                 Electronics.............................  0.3%
                 Energy Services.........................  0.3%
                 Forest Products.........................  0.3%
                 Retail..................................  0.3%
                 Automotive..............................  0.2%
                 Computer Software.......................  0.2%
                 Food, Beverage & Tobacco................  0.2%
                 Housing & Household Durables............  0.2%
                 Computers & Business Equipment..........  0.1%
                 Gas & Pipeline Utilities................  0.1%
                 Government National Mortgage Association  0.1%
                 Machinery...............................  0.1%
                                                          ----
                                                          99.7%
                                                          ====

Credit Quality+#

                         Government -- Treasury   3.3%
                         Government -- Agency..  38.1%
                         AAA...................   6.6%
                         AA....................   1.8%
                         A.....................  14.9%
                         BBB...................  19.3%
                         BB....................   6.5%
                         B.....................   4.7%
                         CCC...................   1.4%
                         BELOW C...............   0.5%
                         Not Rated@............   2.9%
                                                -----
                                                100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating or, the rating is unavailable from the data source.
+ Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006



                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
     ---------------------------------------------------------------------
     ASSET-BACKED SECURITIES -- 8.6%
     Banks -- 1.0%
       Banc America Commercial Mtg., Inc.
        Series 2005-6, Class D
        5.35% due 09/10/47(1)(12).................... $  580,000 $  555,962
       Banc America Commercial Mtg., Inc.
        Series 2005-6, Class F
        5.35% due 09/10/47(1)(12)....................  1,165,000  1,110,209
                                                                 ----------
                                                                  1,666,171
                                                                 ----------
     Financial Services -- 7.6%
       Ameriquest Mtg. Securities, Inc.
        Series 2005-R3, Class A3A
        4.91% due 05/25/35(2)........................    211,130    211,140
       Bear Stearns Asset-Backed Securities
        Series 2005-HE3, Class 1A1
        4.90% due 03/25/35(2)........................     61,475     61,483
       Bear Stearns Commercial Mtg. Securities, Inc.
        Series 2005-PW10, Class F
        5.63% due 12/11/40(1)(12)....................  1,080,000  1,057,281
       Capital One Multi Asset Execution Trust,
        Series 2003-B2, Class B2
        3.50% due 02/17/09...........................    120,000    119,897
       Centex Home Equity Loan Trust
        Asset-Backed Certs.,
        Series 2004-D, Class AV2
        5.16% due 09/25/34(2)........................     58,091     58,191
       Chase Funding Mtg.
        Loan Asset-Backed Certs.,
        Series 2003-6, Class 2A6
        4.59% due 05/25/15...........................    550,000    528,108
       Citigroup Mtg. Loan Trust, Inc.
        Series 2005-OPT1, Class A1B
        5.03% due 02/25/35(2)........................    189,279    189,427
       Citigroup Mtg. Loan Trust, Inc.
        Series 2005-WF2, Class AF6B
        5.55% due 08/25/35(1)........................    450,000    423,148
       Commerical Mtg. Pass-Through Certs.,
        Series 2004-LB2A, Class A-3
        4.22% due 03/10/39(1)........................  4,510,000  4,295,469
       CS First Boston Mtg. Securities Corp.
        Series 2005-TF3A, Class A-2
        5.03% due 04/15/06*(1)(2)....................  1,548,000  1,549,914
       Merrill Lynch Mtg. Investors, Inc.
        Series 2006-RM1W, Class A2D
        5.51% due 02/25/37(3)........................  1,500,000  1,476,585
       Metris Master Trust
        Series 2004-2, Class A
        4.93% due 10/20/10(2)........................    250,000    250,084
       Morgan Stanley Capital I
        Series 2005-HQ7, Class G
        5.38% due 11/14/42*(1)(12)...................    700,000    667,059
       Providian Master Note Trust
        Series 2006-C1A, Class C1
        5.25% due 03/15/15*(2)(3)....................  1,350,000  1,350,000
       Residential Funding Mtg. Securities II, Inc.
        Home Equity Loan
        Series 2005-HS2, Class AI4
        5.66% due 12/25/35...........................    700,000    686,845


                                                     Principal    Value
                  Security Description                Amount     (Note 2)
     ---------------------------------------------------------------------
     Financial Services (continued)
       Residential Funding Mtg. Securities II, Inc.
        Home Equity Loan
        Note, Series 2005-HS2 Class AI5
        5.47% due 12/25/35(12)...................... $  200,000 $   196,281
       Structured Asset Investment Loan Trust
        Mtg. Pass-Through Certs.,
        Series 2005-HE3 Class A3
        4.94% due 09/25/35(2).......................    195,968     195,980
                                                                -----------
                                                                 13,316,892
                                                                -----------
     Total Asset-Backed Securities
        (cost $15,171,018)..........................             14,983,063
                                                                -----------
     BONDS & NOTES -- 35.9%
     Aerospace & Military Technology -- 0.5%
       Raytheon Co.
        Notes
        4.85% due 01/15/11..........................    330,000     320,640
       Raytheon Co.
        Notes
        6.75% due 08/15/07..........................    596,000     605,329
                                                                -----------
                                                                    925,969
                                                                -----------
     Automotive -- 0.2%
       Cooper-Standard Automotive, Inc.
        Sr. Sub. Notes
        8.38% due 12/15/14..........................     60,000      46,800
       DaimlerChrysler NA Holding Corp.
        Guaranteed Notes
        7.30% due 01/15/12..........................    165,000     174,351
       Dura Operating Corp.
        Sr. Notes
        8.63% due 04/15/12..........................    137,000     112,683
       Ford Motor Co.
        Bonds
        6.63% due 10/01/28..........................    100,000      67,000
                                                                -----------
                                                                    400,834
                                                                -----------
     Banks -- 4.7%
       ABN Amro North America Holding Co.
        Bonds
        6.52% due 11/08/12*(7)......................    340,000     351,937
       Bank One Corp.
        Sub. Notes
        8.00% due 04/29/27..........................    234,000     284,409
       BankBoston Capital Trust IV
        Guaranteed Capital Securities
        5.46% due 06/08/28(2).......................    622,000     601,088
       Charter One Bank NA
        Sub. Notes
        6.38% due 05/15/12..........................  1,024,000   1,073,687
       Comerica Bank
        Sub. Notes
        5.20% due 08/22/17..........................    120,000     113,847
       Compass Bank
        Sub. Notes
        5.90% due 04/01/26..........................    939,000     918,454
       Downey Financial Corp.
        Notes
        6.50% due 07/01/14..........................    380,000     378,865

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                                     Principal   Value
                   Security Description               Amount    (Note 2)
       -----------------------------------------------------------------
       BONDS & NOTES (continued)
       Banks (continued)
         First Maryland Capital II
          Guaranteed Sub. Capital Income Securities
          5.53% due 02/01/27(2)..................... $508,000  $  497,648
         HSBC Bank USA
          Sub. Notes
          5.63% due 08/15/35........................  250,000     232,242
         Huntington National Bank
          Notes
          5.50% due 02/15/16........................  340,000     331,672
         Independence Community Bank Corp.
          Sub. Notes
          3.50% due 06/20/08(7).....................  177,000     169,347
         JPMorgan Chase Bank
          Sub. Notes
          6.13% due 11/01/08........................  359,000     364,522
         National Westminster Bank
          Sub. Notes
          7.75% due 10/16/07........................  143,000     147,577
         PNC Funding Corp.
          Guaranteed Notes
          5.13% due 12/14/10........................  330,000     325,909
         PNC Funding Corp.
          Guaranteed Notes
          5.75% due 08/01/06........................  565,000     565,886
         Popular North America, Inc.
          Guaranteed Notes
          4.70% due 06/30/09........................  248,000     241,528
         Sovereign Bancorp, Inc.
          Sr. Notes
          4.80% due 09/01/10*.......................  550,000     531,215
         Wachovia Bank NA
          Sub. Notes
          5.60% due 03/15/16........................  300,000     297,065
         Wachovia Corp.
          Sr. Unsec. Notes
          5.35% due 03/15/11........................  180,000     179,289
         Wells Fargo & Co.
          Sub. Global Notes
          6.38% due 08/01/11........................  170,000     177,263
         World Savings Bank FSB
          Notes
          4.13% due 12/15/09........................  440,000     422,081
                                                               ----------
                                                                8,205,531
                                                               ----------
       Broadcasting & Media -- 2.5%
         AMFM, Inc.
          Sr. Notes
          8.00% due 11/01/08........................  494,000     518,571
         CBS Corp.
          Sr. Notes
          6.63% due 05/15/11........................  409,000     422,187
         Charter Communications Holdings LLC
          Sr. Notes
          11.13% due 01/15/11.......................  340,000     180,200
         Comcast Corp.
          Guaranteed Notes
          6.45% due 03/15/37........................  266,000     255,946


                                                Principal   Value
                   Security Description          Amount    (Note 2)
            -------------------------------------------------------
            Broadcasting & Media (continued)
              COX Communications, Inc.
               Notes
               7.13% due 10/01/12.............. $330,000  $  346,191
              COX Communications, Inc.
               Debentures
               7.63% due 06/15/25..............  232,000     247,402
              Knight-Ridder, Inc.
               Debentures
               6.88% due 03/15/29..............  190,000     178,062
              News America, Inc.
               Guaranteed Sr. Debentures
               7.30% due 04/30/28..............  220,000     228,674
              Nexstar Finance, Inc.
               Sr. Sub. Notes
               7.00% due 01/15/14..............  115,000     108,675
              Omnicom Group, Inc.
               Guaranteed Notes
               5.90% due 04/15/16..............  165,000     162,434
              Paxson Communications Corp.
               2nd Priority Sr. Sec. Notes
               10.78% due 01/15/13*(2).........  625,000     618,750
              Time Warner Cos., Inc.
               Debentures
               7.25% due 10/15/17..............  157,000     167,998
              Time Warner Entertainment Co. LP
               Sr. Debentures
               8.38% due 03/15/23..............  499,000     564,184
              Univision Communications, Inc.
               Sr. Notes
               3.50% due 10/15/07..............  165,000     159,690
              Young Broadcasting, Inc.
               Guaranteed Sr. Sec. Notes
               10.00% due 03/01/11.............  275,000     253,687
                                                          ----------
                                                           4,412,651
                                                          ----------
            Business Services -- 1.0%
              Affinity Group, Inc.
               Sr. Sub. Notes
               9.00% due 02/15/12..............  155,000     155,775
              Aramark Services, Inc.
               Notes
               7.00% due 05/01/07..............  402,000     407,041
              Dun & Bradstreet Corp.
               Sr. Notes
               5.50% due 03/15/11..............  150,000     149,099
              Erac USA Finance Co.
               Notes
               7.95% due 12/15/09*.............  248,000     267,094
              First Data Corp.
               Notes
               3.38% due 08/01/08..............  198,000     189,227
              Monitronics International, Inc.
               Sr. Sub. Notes
               11.75% due 09/01/10.............  205,000     205,512
              Pitney Bowes, Inc.
               Sr. Notes,
               Series MTN
               4.75% due 01/15/16..............  289,000     269,023

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                                 Principal   Value
                   Security Description           Amount    (Note 2)
          -----------------------------------------------------------
          BONDS & NOTES (continued)
          Business Services (continued)
            Service Corp. International
             Sr. Notes
             6.75% due 04/01/16................. $165,000  $  163,350
                                                           ----------
                                                            1,806,121
                                                           ----------
          Chemicals -- 0.7%
            BCI US Finance Corp.
             Sr. Sec. Notes
             10.10% due 07/15/10*(2)............  475,000     484,500
            ICI Wilmington, Inc.
             Guaranteed Notes
             7.05% due 09/15/07.................  511,000     519,822
            Lubrizol Corp.
             Sr. Notes
             4.63% due 10/01/09.................  185,000     179,240
                                                           ----------
                                                            1,183,562
                                                           ----------
          Computer Software -- 0.2%
            Oracle Corp.
             Sr. Notes
             5.00% due 01/15/11*................  347,000     338,913
                                                           ----------
          Computers & Business Equipment -- 0.1%
            Activant Solutions, Inc.
             Sr. Notes
             10.99% due 04/01/10*(2)............   80,000      81,600
            Computer Sciences Corp.
             Notes
             3.50% due 04/15/08.................  190,000     182,967
                                                           ----------
                                                              264,567
                                                           ----------
          Conglomerate -- 0.2%
            Honeywell International, Inc.
             Sr. Notes
             5.40% due 03/15/16.................  150,000     148,067
            Tyco International Group SA
             Unsec. Notes
             4.44% due 06/15/07*................  250,000     245,931
                                                           ----------
                                                              393,998
                                                           ----------
          Electronics -- 0.3%
            Arrow Electronics, Inc.
             Sr. Debentures
             6.88% due 06/01/18.................  297,000     302,476
            Corning, Inc.
             Notes
             6.20% due 03/15/16.................  198,000     197,991
                                                           ----------
                                                              500,467
                                                           ----------
          Energy Services -- 0.3%
            Hanover Compressor Co.
             Guaranteed Sr. Notes
             9.00% due 06/01/14.................  250,000     268,750
            Seitel, Inc.
             Sr. Notes
             11.75% due 07/15/11................  250,000     284,375
                                                           ----------
                                                              553,125
                                                           ----------


                                                    Principal    Value
                  Security Description               Amount     (Note 2)
      ------------------------------------------------------------------
      Energy Sources -- 1.4%
        Amerada Hess Corp.
         Notes
         7.13% due 03/15/33........................ $  215,000 $  234,589
        Amerada Hess Corp.
         Notes
         7.88% due 10/01/29........................    210,000    244,533
        Calpine Corp.
         Sec. Notes
         8.75% due 07/15/13*(5)(6).................    950,000    871,625
        Encore Acquisition Co.
         Sr. Sub. Notes
         6.00% due 07/15/15........................    117,000    109,102
        Encore Acquisition Co.
         Sr. Sub. Notes
         6.25% due 04/15/14........................     68,000     65,110
        Enterprise Products Operating LP
         Guaranteed Notes
         6.88% due 03/01/33........................    245,000    250,292
        Hilcorp Energy Finance Co.
         Sr. Notes
         10.50% due 09/01/10*......................    170,000    187,212
        Indiantown Cogeneration LP
         1st Mtg., Series A-9
         9.26% due 12/15/10........................    189,543    199,483
        The Premcor Refining Group, Inc.
         Sr. Notes
         6.75% due 02/01/11........................    347,000    361,598
                                                               ----------
                                                                2,523,544
                                                               ----------
      Financial Services -- 6.0%
        AMBAC Financial Group, Inc.
         Debentures
         5.95% due 12/05/35........................    205,000    197,795
        Ameriprise Financial, Inc.
         Sr. Notes
         5.35% due 11/15/10........................    279,000    276,182
        Ameriprise Financial, Inc.
         Sr. Notes
         5.65% due 11/15/15........................    330,000    325,297
        BAE Systems Holdings, Inc.
         Guaranteed Notes
         4.75% due 08/15/10*.......................  1,118,000  1,077,838
        Capital One Bank
         Sr. Notes
         5.13% due 02/15/14........................    200,000    192,462
        Consolidated Communications Holdings, Inc.
         Sr. Notes
         9.75% due 04/01/12........................    244,000    258,640
        Countrywide Home Loans, Inc.
         Notes
         4.13% due 09/15/09........................    170,000    162,490
        Ford Motor Credit Co.
         Sr. Notes
         5.80% due 01/12/09........................    378,000    345,211
        Ford Motor Credit Co.
         Notes
         7.00% due 10/01/13........................    300,000    268,322

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                                Principal   Value
                  Security Description           Amount    (Note 2)
           ---------------------------------------------------------
           BONDS & NOTES (continued)
           Financial Services (continued)
             General Electric Capital Corp.
              Notes
              2.80% due 01/15/07............... $579,000  $   568,786
             General Electric Capital Corp.
              Notes
              4.38% due 03/03/12...............  330,000      312,383
             General Electric Capital Corp.
              Notes
              6.75% due 03/15/32...............  657,000      731,621
             General Motors Acceptance Corp.
              Notes
              6.75% due 12/01/14...............   50,000       45,010
             General Motors Acceptance Corp.
              Notes
              6.88% due 09/15/11...............  787,607      777,475
             General Motors Acceptance Corp.
              Notes
              6.88% due 08/28/12...............   29,520       29,840
             General Motors Acceptance Corp.
              Notes
              7.25% due 03/02/11...............  150,000      142,147
             General Motors Acceptance Corp.
              Notes
              7.75% due 01/19/10...............  400,000      390,004
             Jefferies Group, Inc.
              Sr. Unsec. Notes
              6.25% due 01/15/36...............  454,000      426,088
             Lehman Brothers Holdings, Inc.
              Notes
              5.50% due 04/04/16...............  582,000      570,564
             Lehman Brothers Holdings, Inc.,
              Notes
              4.50% due 07/26/10...............  380,000      366,229
             NGC Corp. Capital Trust, Series B
              Guaranteed Sub. Notes
              8.32% due 06/01/27...............  375,000      330,000
             Pricoa Global Funding I
              Notes
              3.90% due 12/15/08*..............  100,000       96,279
             Pricoa Global Funding I
              Notes
              4.63% due 06/25/12*..............  190,000      180,437
             Principal Life Global Funding I
              Sec. Notes
              6.25% due 02/15/12*..............  200,000      206,968
             Residential Capital Corp.
              Notes
              6.38% due 06/30/10...............  795,000      800,899
             Residential Capital Corp.
              Notes
              6.88% due 06/30/15...............  300,000      312,754
             Sprint Capital Corp.
              Guaranteed Notes
              6.88% due 11/15/28...............  403,000      415,789
             Transamerica Finance Corp.
              Sr. Notes
              6.40% due 09/15/08...............  205,000      209,313
             Xlliac Global Funding
              Notes
              4.80% due 08/10/10*..............  400,000      387,733
                                                          -----------
                                                           10,414,368
                                                          -----------


                                                    Principal  Value
                   Security Description              Amount   (Note 2)
         ------------------------------------------------------------
         Food, Beverage & Tobacco -- 0.2%
           Dole Food Co., Inc.
            Sr. Notes
            8.88% due 03/15/11..................... $ 80,000  $ 79,200
           Foster's Finance Corp.
            Notes
            6.88% due 06/15/11*....................  185,000   194,278
                                                              --------
                                                               273,478
                                                              --------
         Forest Products -- 0.2%
           Crown Cork & Seal Co., Inc.
            Debentures
            8.00% due 04/15/23.....................  160,000   154,000
           Pliant Corp.
            Sr. Sec. Notes
            11.13% due 09/01/09(5)(6)..............  249,000   262,073
                                                              --------
                                                               416,073
                                                              --------
         Health Services -- 0.4%
           HCA, Inc.
            Sr. Notes
            6.95% due 05/01/12.....................  390,000   393,767
           Psychiatric Solutions, Inc.
            Guaranteed Notes
            7.75% due 07/15/15.....................  250,000   254,375
                                                              --------
                                                               648,142
                                                              --------
         Household & Personal Products -- 0.0%
           AEP Industries, Inc.
            Sr. Notes
            7.88% due 03/15/13.....................   32,000    32,160
                                                              --------
         Housing & Household Durables -- 0.2%
           Stanley Works Capital Trust I
            Bonds
            5.90% due 06/01/06*(7).................  330,000   304,807
                                                              --------
         Insurance -- 2.7%
           Aegon NV
            Sub. Notes
            5.59% due 07/29/49.....................  425,000   374,000
           Americo Life, Inc.
            Notes
            7.88% due 05/01/13*....................  318,000   320,532
           Chubb Corp.
            Notes
            6.00% due 11/15/11.....................  267,000   272,272
           Genworth Financial, Inc.
            Notes
            4.75% due 06/15/09.....................  340,000   333,641
           ING Security Life Institutional Funding
            Notes
            2.70% due 02/15/07*....................  578,000   563,367
           Kingsway America, Inc.
            Guaranteed Sr. Notes
            7.50% due 02/01/14.....................  319,000   321,353
           Markel Corp.
            Sr. Notes
            7.35% due 08/15/34.....................   95,000    97,965

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                                 Principal   Value
                   Security Description           Amount    (Note 2)
           ---------------------------------------------------------
           BONDS & NOTES (continued)
           Insurance (continued)
             Metropolitan Life Global Funding I
              Notes
              4.25% due 07/30/09*............... $407,000  $  396,267
             Metropolitan Life Global Funding I
              Sr. Notes
              4.63% due 08/19/10*...............  185,000     178,917
             MIC Financing Trust I
              Pass-Through Certs.,
              8.38% due 02/01/27*...............  176,000     178,740
             Ohio Casualty Corp.
              Notes
              7.30% due 06/15/14................  521,000     543,059
             Selective Insurance Group
              Sr. Notes
              6.70% due 11/01/35................  220,000     211,789
             Allstate Corp.
              Sr. Notes
              5.95% due 04/01/36................  867,000     844,503
                                                           ----------
                                                            4,636,405
                                                           ----------
           Leisure & Tourism -- 1.8%
             American Airlines, Inc.
              Series 2001-1, Class A-2
              6.82% due 05/23/11................  525,000     515,812
             Atlas Air, Inc.
              Pass-Through Certs.,
              Series 1999-1, Class A-1
              7.20% due 01/02/19................  139,949     141,348
             Atlas Air, Inc.
              Series 1999-1, Class B
              7.63% due 01/02/15................  950,432     855,389
             Atlas Air, Inc.
              Pass-Through Certs.,
              Series 2000-1
              8.71% due 01/02/19................  127,982     132,781
             Brunswick Corp.
              Notes
              5.00% due 06/01/11................  292,000     278,052
             Continental Airlines, Inc.
              Pass-Through Certs.,
              Series 1998-1, Class A
              6.65% due 03/15/19................   54,927      55,338
             Continental Airlines, Inc.
              Pass-Through Certs.,
              Series 1997-4, Class A
              6.90% due 01/02/18................   78,028      79,489
             Continental Airlines, Inc.
              Series 1999-2, Class C-1
              7.73% due 03/15/11................   26,334      22,754
             Delta Airlines, Inc.
              Notes
              8.30% due 12/15/29(5).............  175,000      46,813
             Delta Airlines, Inc.
              Sr. Notes
              10.00% due 08/15/08(5)............  225,000      57,375
             Hilton Hotels Corp.
              Sr. Notes
              7.20% due 12/15/09................  198,000     205,722
             MGM Mirage, Inc.
              Sr. Notes
              5.88% due 02/27/14................  325,000     306,312


                                                  Principal   Value
                  Security Description             Amount    (Note 2)
         ------------------------------------------------------------
         Leisure & Tourism (continued)
           Riviera Holdings Corp.
            Guaranteed Notes
            11.00% due 06/15/10#................. $125,000  $  132,813
           Royal Caribbean Cruises, Ltd.
            Sr. Notes
            6.88% due 12/01/13...................  228,000     234,420
                                                            ----------
                                                             3,064,418
                                                            ----------
         Medical Products -- 0.4%
           Boston Scientific Corp.
            Bonds
            6.25% due 11/15/35...................  418,000     427,090
           MEDIQ/PRN Life Support Services, Inc.
            Sr. Notes
            11.00% due 06/01/08+(3)(9)...........   10,000           0
           Universal Hospital Services, Inc.
            Sr. Notes
            10.13% due 11/01/11..................  185,000     191,938
                                                            ----------
                                                               619,028
                                                            ----------
         Metals & Mining -- 0.4%
           Barrick Gold Finance Co.
            Guaranteed Debentures
            7.50% due 05/01/07...................  254,000     259,579
           Newmont Mining Corp.
            Notes
            8.63% due 05/15/11...................  190,000     214,458
           Phelps Dodge Corp.
            Sr. Notes
            6.13% due 03/15/34...................  267,000     249,296
                                                            ----------
                                                               723,333
                                                            ----------
         Pharmaceuticals -- 1.1%
           American Home Products
            Notes
            6.95% due 03/15/11...................  320,000     339,269
           AmerisourceBergen Corp.
            Sr. Notes
            5.63% due 09/15/12*(13)..............  150,000     147,525
           Genentech, Inc.
            Sr. Notes
            5.25% due 07/15/35...................  939,000     844,704
           Merck & Co., Inc.
            Notes
            2.50% due 03/30/07...................  337,000     327,870
           Teva Pharmaceutical Finance LLC
            Guaranteed Sr. Notes
            6.15% due 02/01/36...................  228,000     214,896
                                                            ----------
                                                             1,874,264
                                                            ----------
         Real Estate Companies -- 0.3%
           EOP Operating LP
            Sr. Notes
            7.00% due 07/15/11...................  330,000     347,217
           ERP Operating LP
            Sr. Notes
            5.38% due 08/01/16...................  196,000     189,366
                                                            ----------
                                                               536,583
                                                            ----------

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                                    Principal   Value
                   Security Description              Amount    (Note 2)
        ---------------------------------------------------------------
        BONDS & NOTES (continued)
        Real Estate Investment Trusts -- 0.7%
          Brandywine Operating Partnership LP
           Guaranteed Notes
           6.00% due 04/01/16...................... $182,000  $  180,111
          Commercial Net Lease Realty, Inc.
           Notes
           6.15% due 12/15/15......................  200,000     197,250
          Duke Realty Corp.
           Sr. Notes
           5.50% due 03/01/16......................  165,000     160,098
          Heritage Property Investment Trust, Inc.
           Notes
           4.50% due 10/15/09......................  165,000     158,214
          Mack-Cali Realty LP
           Notes
           5.80% due 01/15/16......................  165,000     161,120
          Reckson Operating Partnership LP
           Sr. Unsec. Notes
           6.00% due 03/31/16......................  165,000     163,677
          Vornado Realty LP
           Sr. Notes
           4.75% due 12/01/10......................  165,000     157,900
                                                              ----------
                                                               1,178,370
                                                              ----------
        Retail -- 0.2%
          Rent-Way, Inc.
           Sr. Notes
           11.88% due 06/15/10.....................  325,000     339,625
                                                              ----------
        Telecommunications -- 2.4%
          Alltel Corp.
           Notes
           4.66% due 05/17/07......................  440,000     437,052
          American Cellular Corp.
           Sr. Notes, Series B
           10.00% due 08/01/11.....................  470,000     509,950
          Dobson Communications Corp.
           Sr. Notes
           8.85% due 10/15/12(2)...................  150,000     148,875
          GTE Corp.
           Debentures
           6.94% due 04/15/28......................  304,000     305,289
          GTE Northwest, Inc.
           Series D
           5.55% due 10/15/08......................  190,000     188,784
          LCI International, Inc.
           Sr. Notes
           7.25% due 06/15/07......................  780,000     787,800
          New England Telephone & Telegraph Co.
           Debentures
           7.88% due 11/15/29......................  220,000     232,778
          Suncom Wireless, Inc.
           Sr. Notes
           8.50% due 06/01/13......................   75,000      71,250
          U.S. West Communications, Inc.
           Guaranteed Notes
           7.25% due 09/15/25......................  225,000     230,625
          Verizon New England, Inc.
           Debentures
           6.50% due 09/15/11......................  170,000     172,584


                                                    Principal   Value
                   Security Description              Amount    (Note 2)
        ---------------------------------------------------------------
        Telecommunications (continued)
          Verizon New York, Inc.,
           Debentures, Series A
           6.88% due 04/01/12...................... $349,000  $  358,495
          Verizon New York, Inc.,
           Debentures, Series B
           7.38% due 04/01/32......................  804,000     815,484
                                                              ----------
                                                               4,258,966
                                                              ----------
        Transportation -- 1.1%
          Burlington Northern Santa Fe Corp.
           Debentures
           7.29% due 06/01/36......................  422,000     489,285
          Canadian National Railway Co.
           Notes
           6.38% due 10/15/11......................  330,000     344,618
          CNF, Inc.
           Sr. Debentures
           6.70% due 05/01/34......................  317,000     311,084
          Norfolk Southern Corp.
           Notes
           5.59% due 05/17/25......................  461,000     439,508
          Ryder Systems, Inc.
           Notes
           5.00% due 06/15/12......................  391,000     370,119
                                                              ----------
                                                               1,954,614
                                                              ----------
        Utilities -- 5.7%
          American Electric Power Co., Inc.
           Sr. Notes
           4.71% due 08/16/07(4)...................  198,000     196,090
          CenterPoint Energy Houston Electric, LLC
           Series L-2
           5.60% due 07/01/23......................  252,000     238,598
          CenterPoint Energy Resources Corp.
           Notes
           7.75% due 02/15/11......................  370,000     400,697
          Centerpoint Energy, Inc.
           Sr. Notes
           5.88% due 06/01/08......................  410,000     412,092
          Cleco Power LLC
           Sr. Notes
           6.50% due 12/01/35......................  245,000     238,797
          Commonwealth Edison Co.
           1st Mtg
           5.90% due 03/15/36......................  281,000     267,670
          Consolidated Natural Gas Co.
           Sr. Notes
           5.38% due 11/01/06......................  215,000     214,965
          Consumers Energy Co.
           Series C
           4.25% due 04/15/08......................  380,000     370,599
          Dominion Resources, Inc.
           Sr. Unsec. Notes, Series A
           5.69% due 05/15/08(4)...................  363,000     363,645
          Duke Energy Corp.
           Sr. Notes
           4.20% due 10/01/08......................  330,000     320,175

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                                 Principal  Value
                   Security Description           Amount   (Note 2)
            ------------------------------------------------------
            BONDS & NOTES (continued)
            Utilities (continued)
              Duquesne Light Holdings, Inc.
               Sr. Notes
               6.25% due 08/15/35............... $ 99,000  $ 92,083
              El Paso Production Holding Co.
               Guaranteed Notes
               7.75% due 06/01/13...............  455,000   471,494
              Entergy Louisiana LLC
               1st Mtg. Bonds
               5.83% due 11/01/10...............  555,000   548,221
              Florida Power & Light Co.
               Notes
               5.95% due 10/01/33...............  205,000   203,845
              Indianapolis Power & Light Co.
               1st Mtg. Bonds
               6.60% due 01/01/34*..............  228,000   235,301
              KeySpan Corp.
               Sr. Notes
               4.90% due 05/16/08...............  955,000   944,635
              NRG Energy, Inc.
               Sr. Notes
               7.25% due 02/01/14...............  100,000   101,625
              NRG Energy, Inc.
               Sr. Notes
               7.38% due 02/01/16...............  400,000   408,500
              Old Dominion Electric Cooperative
               1st Mtg. Bonds, Series A
               5.68% due 12/01/28...............  276,958   273,593
              Pepco Holdings, Inc.
               Notes
               5.50% due 08/15/07...............  385,000   385,041
              PSEG Power LLC
               Sr. Notes
               7.75% due 04/15/11...............  190,000   206,419
              PSI Energy, Inc.
               Debentures
               6.12% due 10/15/35...............  215,000   208,660
              PSI Energy, Inc.
               Debentures
               7.85% due 10/15/07...............  593,000   612,735
              Public Service Electric & Gas Co.
               Sec. Notes
               5.00% due 08/15/14...............  180,000   172,716
              Puget Sound Energy, Inc.
               Sr. Notes
               5.20% due 10/01/15...............  591,000   565,184
              Reliant Energy, Inc.
               Notes
               9.50% due 07/15/13...............  275,000   275,344
              Sempra Energy
               Sr. Notes
               4.62% due 05/17/07...............  165,000   163,532
              Southern California Edison Co.
               Series 2006-A
               5.63% due 02/01/36...............  228,000   213,419
              Southern California Gas Co.
               1st Mtg. Bonds
               5.75% due 11/15/35...............  235,000   228,412


                                                  Principal   Value
         Security Description                      Amount    (Note 2)
         -------------------------------------------------------------
         Utilities (continued)
           Southern Energy, Inc.
            Sr. Notes
            7.90% due 07/15/09+(3)(9)............ $425,000  $         0
           The AES Corp.
            Sr. Notes
            7.75% due 03/01/14...................  300,000      315,000
           Virginia Electric & Power Co.
            Notes
            4.10% due 12/15/08...................  381,000      366,315
                                                            -----------
                                                             10,015,402
                                                            -----------
         Total Bonds & Notes
            (cost $63,865,342)...................            62,799,318
                                                            -----------
         CONVERTIBLE BONDS -- 0.1%
         Telecommunications -- 0.1%
           ICO North America, Inc.
            Sr. Notes
            7.50% due 08/15/09(3)(9)(13)
            (cost $65,000).......................   65,000       82,550
                                                            -----------
         FOREIGN BONDS & NOTES -- 12.1%
         Banks -- 0.6%
           Banco Continental de Panama SA
            Notes
            6.63% due 12/01/10*..................  226,000      224,125
           Caisse Nationale
            Notes
            6.52% due 11/08/12...................  298,000      263,358
           Mizuho Finance
            Guaranteed Notes
            8.38% due 12/29/49...................  375,000      399,375
           UOB Cayman, Ltd.
            Guaranteed Notes
            5.80% due 03/15/16*(11)..............  330,000      323,043
                                                            -----------
                                                              1,209,901
                                                            -----------
         Broadcasting & Media -- 0.4%
           Grupo Televisa SA
            Sr. Notes
            6.63% due 03/18/25...................  380,000      372,877
           Telenet Group Holding NV
            Disc. Notes
            11.50% due 06/15/14*(4)..............  376,000      314,430
                                                            -----------
                                                                687,307
                                                            -----------
         Business Services -- 0.0%
           SCL Terminal Aereo Santiago SA
            Sr. Secured Notes
            6.95% due 07/01/12*..................   68,535       69,399
                                                            -----------
         Chemicals -- 0.2%
           Sociedad Quimica y Minera de Chile SA
            Notes
            6.13% due 04/15/16*(3)...............  370,000      369,826
                                                            -----------
         Conglomerate -- 0.5%
           Tyco International Group SA
            Sr. Notes
            6.75% due 02/15/11...................  756,000      786,298
                                                            -----------
         Energy Sources -- 0.8%
           BHP Billiton Finance USA, Ltd.
            Guaranteed Notes
            5.00% due 12/15/10...................  330,000      324,434

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                               Principal    Value
                  Security Description          Amount     (Note 2)
            -------------------------------------------------------
            FOREIGN BONDS & NOTES (continued)
            Energy Sources (continued)
              Gazprom International SA
               Guaranteed Sr. Notes
               7.20% due 02/01/20*............ $  275,000 $  287,787
              Nexen, Inc
               Notes
               5.88% due 03/10/35.............    457,000    425,999
              PTT Public Co., Ltd
               Bonds
               5.88% due 08/03/35*............    261,000    236,197
              Talisman Energy, Inc.
               Sr. Notes
               5.85% due 02/01/37.............    190,000    178,611
                                                          ----------
                                                           1,453,028
                                                          ----------
            Financial Services -- 1.7%
              Aries Vermogensverwaltungs GmbH
               Bonds
               9.60% due 10/25/14.............  1,000,000  1,249,400
              Basell AF SCA
               Guaranteed Notes
               8.38% due 08/15/15*............    375,000    372,187
              Canadian Oil Sands, Ltd.
               Notes
               5.80% due 08/15/13*............    198,000    197,609
              FBG Finance, Ltd.
               Notes
               5.88% due 06/15/35*............    220,000    200,175
              HBOS Capital Funding LP
               Notes
               6.85% due 03/29/49.............    550,000    551,375
              SovRisc BV
               Notes
               4.63% due 10/31/08*............    389,000    383,992
                                                          ----------
                                                           2,954,738
                                                          ----------
            Forest Products -- 0.1%
              Abitibi-Consolidated, Inc.
               Debentures
               8.55% due 08/01/10.............    175,000    175,875
                                                          ----------
            Gas & Pipeline Utilities -- 0.1%
              Kinder Morgan Finance
               Guaranteed Notes
               5.70% due 01/05/16.............    198,000    192,902
                                                          ----------
            Government Agencies -- 5.1%
              Federal Republic of Brazil
               Bonds
               8.00% due 01/15/18.............    550,000    595,925
              Federal Republic of Brazil
               Bonds
               10.50% due 07/14/14............    530,000    659,850
              Republic of Argentina
               Bonds
               4.89% due 08/03/12(2)..........    620,000    506,850
              Republic of Argentina
               Bonds
               8.28% due 12/31/33.............    980,123    962,971


                                               Principal    Value
                  Security Description          Amount     (Note 2)
           --------------------------------------------------------
           Government Agency (continued)
             Republic of Turkey
              Notes
              9.00% due 06/30/11.............. $  480,000 $  537,000
             Republic of Turkey
              Sr. Bonds
              11.88% due 01/15/30.............  1,150,000  1,775,313
             Republic of Venezuela
              Bonds
              8.50% due 10/08/14..............    260,000    291,200
             Republic of Venezuela
              Bonds
              9.25% due 09/15/27..............  1,500,000  1,905,750
             Russian Federation
              Bonds
              5.00% due 03/31/30(4)...........    850,000    932,620
             United Kingdom
              Notes
              2.25% due 07/08/08*.............    749,000    708,279
             United Mexican States, Series A
              Notes
              7.50% due 04/08/33..............     19,000     21,185
                                                          ----------
                                                           8,896,943
                                                          ----------
           Insurance -- 0.5%
             Fairfax Financial Holdings, Ltd.
              Notes
              8.25% due 10/01/15..............    315,000    277,200
             ING Groep NV
              Notes
              5.78% due 12/08/15(11)..........    340,000    330,729
             Montpelier Re Holdings, Ltd.
              Sr. Notes
              6.13% due 08/15/13..............    271,000    258,052
                                                          ----------
                                                             865,981
                                                          ----------
           Machinery -- 0.1%
             Atlas Copco AB
              Notes
              6.50% due 04/01/08*.............    232,000    236,548
                                                          ----------
           Metals & Mining -- 0.4%
             Falconbridge, Ltd.
              Notes
              8.38% due 02/15/11..............    198,000    217,674
             Inco, Ltd.
              Debentures
              7.20% due 09/15/32..............    267,000    276,662
             Teck Cominco, Ltd.
              Sr. Notes
              6.13% due 10/01/35..............    215,000    202,281
                                                          ----------
                                                             696,617
                                                          ----------
           Pharmaceuticals -- 0.2%
             Elan Finance PLC
              Guaranteed Notes
              7.75% due 11/15/11..............    288,000    272,880
                                                          ----------

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                               Principal     Value
                 Security Description           Amount      (Note 2)
          -----------------------------------------------------------
          FOREIGN BONDS & NOTES (continued)
          Real Estate Companies -- 0.3%
            Brookfield Asset Management, Inc.
             Sr. Notes
             8.13% due 12/15/08............... $  430,000 $    457,016
                                                          ------------
          Retail -- 0.1%
            Jean Coutu Group PJC, Inc.
             Sr. Sub. Notes
             8.50% due 08/01/14...............    250,000      229,375
                                                          ------------
          Telecommunications -- 0.6%
            America Movil SA de CV
             Sr. Notes
             6.38% due 03/01/35...............    264,000      248,222
            British Telecommunications PLC
             Bonds
             8.63% due 12/15/30...............    190,000      243,063
            TELUS Corp.
             Notes
             7.50% due 06/01/07...............    383,000      391,655
            TELUS Corp.
             Notes
             8.00% due 06/01/11...............    161,000      177,579
                                                          ------------
                                                             1,060,519
                                                          ------------
          Utilities -- 0.4%
            Enersis SA
             Notes
             7.40% due 12/01/16...............    600,000      631,454
                                                          ------------
          Total Foreign Bonds & Notes
             (cost $20,232,185)...............              21,246,607
                                                          ------------
          U.S. GOVERNMENT OBLIGATIONS -- 3.1%
          U.S Treasury Bonds -- 0.8%
            5.38% due 02/15/31................  1,173,000    1,234,766
            6.88% due 08/15/25................    134,000      163,574
                                                          ------------
                                                             1,398,340
                                                          ------------
          U.S. Treasury Notes -- 2.3%
            2.00% due 01/15/14 TIPS...........    252,141      246,084
            3.25% due 08/15/07................  1,000,000      978,750
            4.25% due 08/15/13................      2,000        1,924
            4.25% due 10/15/10................    370,000      361,357
            4.25% due 08/15/15................    286,000      272,448
            4.50% due 02/28/11................    192,000      189,202
            4.50% due 02/15/16................    420,000      408,483
            4.63% due 02/29/08................    156,000      155,372
            6.88% due 05/15/06................  1,481,000    1,484,587
                                                          ------------
                                                             4,098,207
                                                          ------------
          Total U.S. Government Obligations
             (cost $5,596,345)................               5,496,547
                                                          ------------
          U.S. GOVERNMENT AGENCIES -- 37.8%
          Federal Home Loan Mortgage
           Corporation -- 19.7%
             3.63% due 02/15/08...............  1,000,000      974,226
             4.45% due 03/06/08...............    500,000      493,789
             4.50% due 11/01/18...............  2,495,045    2,386,432
             4.50% due 02/01/19...............  1,778,467    1,698,847
             5.00% due 06/15/31...............  1,165,457    1,143,116


                                          Principal     Value
                  Security Description     Amount      (Note 2)
               --------------------------------------------------
               Federal Home Loan Mortgage
                Corporation (continued)
                  5.00% due 03/01/34..... $1,170,659 $  1,115,905
                  5.00% due 05/01/34.....     82,075       78,236
                  5.00% due 06/01/34.....  3,061,312    2,918,128
                  5.00% due 04/01/36.....  2,025,000    1,926,703
                  5.13% due 12/15/13.....  2,386,396    2,366,156
                  5.50% due 02/01/18.....    617,518      613,730
                  5.50% due 12/15/18.....    992,459      984,132
                  5.50% due 10/01/33.....  1,371,706    1,341,936
                  5.50% due 01/01/35.....  2,924,332    2,856,093
                  6.00% due 11/01/33.....      8,021        8,030
                  6.00% due 12/01/35.....  1,828,466    1,829,661
                  6.00% due 01/01/36.....  3,136,701    3,138,750
                  6.50% due 08/01/16.....     10,473       10,698
                  6.50% due 06/01/32.....    177,058      180,979
                  6.50% due 08/01/32.....  1,157,946    1,182,892
                  6.50% due 02/01/33.....    114,307      116,770
                  6.50% due 02/01/36.....  3,500,002    3,568,023
                  6.50% due 03/01/36.....  1,175,117    1,197,885
                  6.88% due 09/15/10.....    925,000      987,734
                  7.00% due 03/01/12.....      8,680        8,936
                  7.00% due 11/01/16.....     55,618       57,195
                  7.50% due 04/01/31.....    297,550      310,894
                  7.50% due 12/01/31.....    750,547      784,205
                  8.00% due 10/01/29.....     13,342       14,216
                  8.00% due 07/01/30.....      4,638        4,937
                  8.00% due 08/01/30.....     13,112       13,959
                  8.00% due 10/01/30.....     15,928       16,957
                  8.00% due 11/01/30.....     34,601       36,835
                  8.00% due 12/01/30.....     81,032       86,263
                  8.00% due 01/01/31.....     81,854       87,139
                                                     ------------
                                                       34,540,387
                                                     ------------
               Federal National Mortgage
                Association -- 18.0%
                  3.88% due 05/15/07.....  1,000,000      986,474
                  4.50% due 06/01/18.....    694,819      665,715
                  5.00% due 06/01/18.....  1,814,452    1,772,547
                  5.00% due 09/01/18.....    606,836      592,821
                  5.00% due 10/01/18.....  1,223,899    1,195,633
                  5.00% due 11/01/18.....    971,939      949,492
                  5.00% due 11/01/20.....    492,308      480,167
                  5.00% due 11/01/33.....     46,591       44,481
                  5.00% due 03/01/34.....  5,636,734    5,375,798
                  5.50% due 06/01/20.....  1,062,396    1,056,272
                  5.50% due 12/01/33.....  2,639,405    2,581,520
                  5.50% due 03/01/34.....    697,266      681,617
                  5.50% due 07/01/34.....  1,955,402    1,911,516
                  5.50% due 09/01/34.....    835,363      816,614
                  5.50% due 12/01/35.....  2,350,000    2,294,545
                  5.50% due 02/01/36(2)..  1,173,704    1,173,438
                  6.00% due 12/01/16.....    743,620      754,025
                  6.00% due 05/01/17.....    140,856      142,816
                  6.00% due 12/01/33.....  2,766,274    2,767,755
                  6.00% due 08/01/34.....  2,187,950    2,189,573
                  6.00% due 10/01/34.....    972,380      972,789
                  6.31% due 02/01/08.....     84,311       84,782

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                                   Principal    Value
                  Security Description              Amount     (Note 2)
       -----------------------------------------------------------------
       U.S. GOVERNMENT AGENCIES (continued)
       Federal National Mortgage
        Association (continued)
          6.34% due 01/01/08...................... $  16,800 $     16,936
          6.43% due 01/01/08......................    17,867       18,034
          6.50% due 03/01/17......................   374,477      383,451
          6.50% due 04/01/29......................    52,217       53,533
          6.50% due 02/01/32......................   354,153      362,089
          6.50% due 07/01/32......................   174,130      178,032
          6.98% due 06/01/07......................     2,762        2,783
          7.00% due 09/01/10......................     1,631        1,672
          7.00% due 11/01/11......................     1,239        1,273
          7.00% due 05/01/12......................     1,993        2,048
          7.00% due 06/01/12......................     2,865        2,944
          7.00% due 10/01/12......................       512          526
          7.00% due 07/01/13......................     2,506        2,577
          7.00% due 04/01/28......................    10,362       10,691
          7.00% due 10/01/28......................       982        1,014
          7.00% due 09/01/31......................   738,247      761,100
          7.50% due 10/01/10......................    71,048       72,937
          7.50% due 11/01/14......................     5,505        5,651
          7.50% due 05/01/15......................     4,344        4,545
          7.50% due 06/01/15......................    63,224       66,149
          7.50% due 07/01/15......................    32,725       34,239
          7.50% due 08/01/15......................    11,494       12,026
          7.00% due 09/01/12......................     1,391        1,429
                                                             ------------
                                                               31,486,069
                                                             ------------
       Government National Mortgage
        Association -- 0.1%
          6.50% due 06/15/29......................    67,144       69,720
          7.00% due 12/15/22......................    51,686       53,824
          7.00% due 08/15/29......................    47,065       49,093
                                                             ------------
                                                                  172,637
                                                             ------------
       Total U.S. Government Agencies
          (cost $67,540,262)......................             66,199,093
                                                             ------------
       COMMON STOCK -- 0.0%
       Machinery -- 0.0%
         Manitowoc Co., Inc.
          (cost $261).............................        28        2,552
                                                             ------------
       PREFERRED STOCK -- 1.0%
       Government Agencies -- 0.2%
         Federal National Mtg. Assoc. 7.00%(2)....     6,152      335,284
                                                             ------------
       Financial Services -- 0.4%
         General Electric Capital Corp. 4.50%(10).    34,000      775,200
                                                             ------------
       Insurance -- 0.4%
         Endurance Specialty Holdings, Ltd. 7.75%.    27,000      653,940
                                                             ------------
       Machinery -- 0.0%
         Fairfield Manufacturing Co., Inc.
          11.25%(3)(8)(9).........................        28            0
                                                             ------------
       Total Preferred Stock
          (cost $1,882,528).......................              1,764,424
                                                             ------------


                                                     Principal     Value
                 Security Description                 Amount      (Note 2)
    -----------------------------------------------------------------------
    WARRANTS -- 0.0%+
    Communication Equipment -- 0.0%
      Concentric Network Corp.(3)(9)
       Expires 12/15/07 (strike price $5.43)....... $        5  $          0
                                                                ------------
    Telecommunications -- 0.0%
      KMC Telecom Holdings, Inc.(3)(9)
       Expires 01/31/08 (strike price $0.01).......         50             0
                                                                ------------
    Total Warrants
       (cost $0)...................................                        0
                                                                ------------
    Total Long-Term Investment
     Securities -- 98.6%
       (cost $174,352,941).........................              172,574,154
                                                                ------------
    REPURCHASE AGREEMENT -- 1.1%
      Agreement with State Street Bank & Trust.,
       bearing interest at 4.45% dated 03/31/06 to
       be repurchased 04/03/06 in the amount of
       $1,935,718 and collateralized by $2,070,000
       of Federal National Mtg. Assoc., bearing
       interest at 3.25% due 08/15/08 having an
       approximate value of $1,994,180
       (cost $1,935,000)...........................  1,935,000     1,935,000
                                                                ------------
    TOTAL INVESTMENTS --
       (cost $176,287,941)@........................       99.7%  174,509,154
    Other assets less liabilities..................        0.3       570,868
                                                    ----------  ------------
    NET ASSETS --                                        100.0% $175,080,022
                                                    ==========  ============

--------
+    Non-income producing security
#    Security represents an investment in an affiliated company; see Note 7.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of these securities was $15,938,336 representing 9.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 5 for cost of investments on a tax basis.
TIPS Treasury Inflation Protected Security
(1)  Collateralized Mortgage Obligation
(2) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2006.
(3)  Fair valued security; see Note 1.
(4) "Step-up" security where the rate increases ("steps up") at a predetermined rate. Rate shown reflects the interest rate.
(5)  Company has filed Chapter 11 bankruptcy protection.
(6)  Bond in default.
(7) Variable rate security -- the rate reflected is as of March 31, 2006; maturity date reflects next reset date.
(8) PIK ("Payment-in-Kind") payment made with additional securities in lieu of cash.
(9)  Illiquid security.
(10) Security is a "step-up" preferred stock where the dividend rate increases or steps up at a predetermined rate. Rate reflected is as of March 31, 2006.
(11) Security has a perpetual maturity date. The maturity date shown reflects the next call date.
(12) Variable rate security -- the rate reflected is as of March 31, 2006; maturity date reflects stated maturity date.

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)

(13) To the extent permitted by the Statement of Additional Information, the Core Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2006, the Core Bond Fund held the following restricted securities:

                                                                 Market
                                                                 Value   % of
                     Acquisition Principal/ Acquisition  Market   Per    Net
  Name                  Date       Shares      Cost      Value   Share  Assets
  ----               ----------- ---------- ----------- -------- ------ ------
  ICO North America,
   Inc.............. 08/11/2005   $ 65,000   $ 65,000   $ 82,550  $127   0.05%
  AmerisourceBergen
   Corp............. 01/06/2006   $150,000    153,696    147,525    98   0.08%
                                                        --------         ----
                                                        $230,075         0.13%
                                                        ========         ====

See Notes to Financial Statements

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO PROFILE -- March 31, 2006 -- (unaudited)

Industry Allocation*

                 Government National Mortgage Association 46.4%
                 U.S. Treasury Notes..................... 26.1%
                 Repurchase Agreements...................  9.8%
                 U.S. Treasury Bonds.....................  8.8%
                 U.S. Government Agencies................  7.1%
                 Federal Farm Credit Bank................  0.7%
                 Federal National Mortgage Association...  0.7%
                                                          ----
                                                          99.6%
                                                          ====

Credit Quality+#

                         Government -- Agency..  61.0%
                         Government -- Treasury  39.0%
                                                -----
                                                100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
+ Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006



                                                    Principal    Value
                 Security Description                Amount     (Note 2)
     ---------------------------------------------
     U.S. GOVERNMENT OBLIGATIONS -- 34.9%
     U.S Treasury Bonds -- 8.8%
       5.38% due 02/15/31......................... $15,000,000 $15,789,840
                                                               -----------
     U.S. Treasury Notes -- 26.1%
       4.50% due 02/28/11.........................   9,000,000   8,868,870
       4.50% due 11/15/15.........................  22,000,000  21,348,602
       4.50% due 02/15/16.........................  17,000,000  16,533,826
                                                               -----------
                                                                46,751,298
                                                               -----------
     Total U.S. Government Obligations
        (cost $64,031,828)........................              62,541,138
                                                               -----------
     U.S. GOVERNMENT AGENCIES -- 54.9%
     Federal Farm Credit Bank -- 0.7%
        5.64% due 04/04/11........................     500,000     511,131
        6.00% due 03/07/11........................     200,000     207,149
        6.30% due 12/03/13........................     500,000     534,874
                                                               -----------
                                                                 1,253,154
                                                               -----------
     Federal Home Loan Mortgage
      Corporation -- 0.0%
       8.00% due 06/01/08.........................       8,875       8,892
       8.25% due 07/01/06.........................         189         189
       8.50% due 05/01/08.........................         623         626
       5,830.49% due 12/28/28(1)..................          77          77
                                                               -----------
                                                                     9,784
                                                               -----------
     Federal National Mortgage Association -- 0.7%
       6.53% due 05/25/30.........................   1,218,675   1,227,526
       8.00% due 01/01/23.........................      22,116      23,507
       8.00% due 01/01/23.........................      13,230      14,051
       11.00% due 02/01/15........................          34          38
       11.50% due 09/01/19........................      14,479      15,776
                                                               -----------
                                                                 1,280,898
                                                               -----------
     Government National Mortgage
      Association -- 46.4%
        4.50% due 05/15/18........................   1,196,583   1,156,297
        4.50% due 08/15/18........................   1,912,992   1,848,587
        4.50% due 09/15/18........................   5,356,944   5,176,591
        4.50% due 10/15/18........................   5,194,610   5,019,723
        4.50% due 09/15/33........................   5,439,968   5,125,236
        5.00% due 04/15/18........................   5,557,781   5,468,560
        5.00% due 08/15/33........................   2,341,598   2,271,513
        5.00% due 09/15/33........................   1,055,193   1,023,611
        5.00% due 10/15/33........................     742,073     719,862
        5.00% due 11/15/34........................     249,617     242,054
        5.50% due 11/15/32........................      16,202      16,056
        5.50% due 03/15/33........................     561,876     556,751
        5.50% due 04/15/33........................     692,441     686,125
        5.50% due 05/15/33........................   1,630,065   1,615,196
        5.50% due 06/15/33........................   7,688,780   7,618,646
        5.50% due 07/15/33........................   2,136,997   2,117,504
        5.50% due 10/15/33........................   2,135,189   2,115,713
        5.50% due 12/15/33........................     427,228     423,331
        5.50% due 01/15/34........................   4,221,040   4,182,528
        5.50% due 02/15/34........................   2,571,241   2,547,782
        6.00% due 01/15/28........................       4,264       4,321
        6.00% due 04/15/28........................   1,643,363   1,666,151
        6.00% due 05/15/28........................       3,982       4,035
        6.00% due 10/15/28........................      18,477      18,726


                                         Principal    Value
                 Security Description     Amount     (Note 2)
                 -------------------------------------------
                 Government National Mortgage
                  Association (continued)
                    6.00% due 03/15/29.. $  104,239 $  105,605
                    6.00% due 04/15/29..     53,518     54,219
                    6.00% due 05/15/29..    103,204    104,557
                    6.00% due 06/15/29..     30,298     30,696
                    6.00% due 04/15/31..     36,627     37,085
                    6.00% due 05/15/31..     64,489     65,295
                    6.00% due 11/15/31..    290,395    294,023
                    6.00% due 12/15/31..    765,392    774,955
                    6.00% due 01/15/32..    248,031    251,154
                    6.00% due 02/15/32..     54,580     55,268
                    6.00% due 03/15/32..     13,011     13,174
                    6.00% due 08/15/32..    348,428    352,814
                    6.00% due 11/15/32..     55,025     55,718
                    6.00% due 12/15/32..      9,715      9,837
                    6.00% due 01/15/33..     23,491     23,783
                    6.00% due 02/15/33..    149,670    151,531
                    6.00% due 03/15/33..    120,726    122,227
                    6.00% due 04/15/33..    450,034    455,630
                    6.00% due 07/15/33..    318,059    322,013
                    6.00% due 08/15/33..  3,240,701  3,281,394
                    6.00% due 09/15/33..    449,885    455,479
                    6.00% due 10/15/33..  2,013,993  2,039,037
                    6.00% due 11/15/33..    212,874    215,521
                    6.00% due 12/15/33..  1,090,132  1,103,687
                    6.00% due 02/15/34..    482,019    487,751
                    6.00% due 05/15/34..     75,285     76,180
                    6.00% due 06/15/34..     50,771     51,375
                    6.00% due 07/15/34..  3,371,177  3,411,268
                    6.00% due 08/15/34..    235,414    238,213
                    6.00% due 09/15/34..  2,156,864  2,182,514
                    6.00% due 12/15/34..    526,373    532,633
                    6.00% due 10/15/34..  6,230,755  6,304,853
                    6.00% due 11/15/34..    751,090    760,022
                    6.00% due 01/15/35..  1,129,931  1,143,268
                    6.00% due 06/15/35..    434,596    439,726
                    6.00% due 08/15/35..  1,593,485  1,612,295
                    6.50% due 02/15/29..     20,354     21,134
                    6.50% due 05/15/31..     21,411     22,205
                    6.50% due 06/15/31..     65,878     68,321
                    6.50% due 07/15/31..     56,693     58,795
                    6.50% due 08/15/31..     86,583     89,793
                    6.50% due 09/15/31..    224,588    232,914
                    6.50% due 10/15/31..    404,404    419,397
                    6.50% due 11/15/31..     15,339     15,907
                    6.50% due 12/15/31..     32,872     34,090
                    6.50% due 01/15/32..     45,956     47,654
                    6.50% due 02/15/32..    745,914    773,483
                    6.50% due 06/15/32..    116,190    120,485
                    7.00% due 07/15/23..     43,751     45,589
                    7.00% due 10/15/23..    121,019    126,104
                    7.00% due 09/15/25..    305,965    319,162
                    7.00% due 03/20/29..     24,703     25,567
                    7.00% due 06/20/29..      3,980      4,119
                    7.00% due 11/20/30..     98,322    101,766
                    7.50% due 04/15/17..     11,368     11,897
                    7.50% due 08/15/23..    254,379    267,760

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                                Principal     Value
                 Security Description            Amount      (Note 2)
         --------------------------------------------------------------
         U.S. GOVERNMENT AGENCIES (continued)
         Government National Mortgage
          Association (continued)
            7.50% due 09/15/23................ $   697,777 $    734,483
            7.50% due 10/15/23................      17,106       18,006
            8.00% due 11/15/06................         348          349
            8.00% due 02/15/08................         872          891
            9.00% due 12/15/16................     105,005      112,721
            11.00% due 08/20/15...............         295          322
            11.00% due 09/20/15...............         644          705
            11.50% due 06/15/13...............       5,174        5,681
            11.50% due 05/20/15...............       3,960        4,397
            12.50% due 09/15/14...............       7,323        8,097
            13.00% due 01/15/11...............       2,898        3,206
            13.00% due 02/15/11...............       4,488        4,965
            13.00% due 03/15/11...............         249          276
            13.00% due 04/15/11...............         546          604
            13.00% due 09/15/13...............       5,227        5,803
            13.00% due 10/20/14...............       1,160        1,270
            13.00% due 11/15/14...............         804          894
            13.00% due 02/20/15...............         706          777
            13.50% due 02/15/13...............      11,770       13,164
            15.00% due 01/15/12...............         479          545
            15.00% due 02/15/12...............       1,147        1,305
            15.00% due 06/15/12...............      12,316       14,011
            15.00% due 09/15/12...............         678          772
            15.50% due 09/15/11...............      37,117       42,241
                                                           ------------
                                                             83,021,326
                                                           ------------
         Private Export Funding -- 5.7%
            5.87% due 07/31/08................  10,000,000   10,174,750
                                                           ------------
         Small Business Administration -- 1.4%
            6.30% due 06/01/18................   2,370,266    2,424,566
                                                           ------------
         Total U.S. Government Agencies
            (cost $99,913,225)................               98,164,478
                                                           ------------
         Total Long-Term Investment
          Securities -- 89.8%
            (cost $163,945,053)...............              160,705,616
                                                           ------------


                                                Principal      Value
                Security Description             Amount       (Note 2)
       ----------------------------------------------------------------
       REPURCHASE AGREEMENTS -- 9.8%
         State Street Bank & Trust Co., Joint
          Repurchase Agreement(2)............. $   487,000  $    487,000
         UBS Securities, LLC Joint Repurchase
          Agreement(2)........................  17,000,000    17,000,000
                                                            ------------
       Total Repurchase Agreements
          (cost $17,487,000)..................                17,487,000
                                                            ------------
       TOTAL INVESTMENTS --
          (cost $181,432,053)@................        99.6%  178,192,616
       Other assets less liabilities..........         0.4       648,861
                                               -----------  ------------
       NET ASSETS --                                 100.0% $178,841,477
                                               ===========  ============

--------
@  See Note 5 for cost of investment on a tax basis.
(1)Variable rate security -- the rate reflected is as of March 31, 2006; maturity date reflects stated maturity date.
(2)See Note 2 for details of Joint Repurchase Agreement.

See Notes to Financial Statements

        SunAmerica GNMA Fund
        PORTFOLIO PROFILE -- March 31, 2006 -- (unaudited)


Industry Allocation*

                Government National Mortgage Association  85.2%
                Repurchase Agreements...................  35.7%
                United States Treasury Notes............  12.1%
                Federal National Mortgage Association...   2.3%
                Small Business Administration...........   0.2%
                                                         -----
                                                         135.5%
                                                         =====

Credit Quality+#

                         Government -- Agency..  87.9%
                         Government -- Treasury  12.1%
                                                -----
                                                100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
+ Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica GNMA Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006



                                             Principal      Value
                Security Description          Amount       (Note 2)
          -----------------------------------------------------------
          U.S. GOVERNMENT AGENCIES -- 87.7%
          Federal National Mortgage
           Association -- 2.3%
             5.00% due 01/25/18(2)......... $  9,627,828 $  9,575,640
                                                         ------------
          Government National Mortgage
           Association -- 85.2%
             4.50% due 05/15/18............    2,393,166    2,312,595
             4.50% due 08/15/18............    1,275,151    1,232,220
             4.50% due 09/15/18............    4,141,753    4,002,313
             4.50% due 10/15/18............    5,925,020    5,725,543
             4.50% due 08/15/33............    3,624,254    3,414,571
             4.50% due 09/15/33............    4,003,635    3,772,003
             5.00% due 03/15/18............      683,064      672,099
             5.00% due 04/15/18............    8,836,190    8,694,339
             5.00% due 05/15/18............   12,682,581   12,478,983
             5.00% due 01/15/33............       18,754       18,193
             5.00% due 05/15/33............       15,602       15,136
             5.00% due 08/15/33............    3,433,594    3,330,824
             5.00% due 09/15/33............    3,134,026    3,040,223
             5.00% due 10/15/33............    7,416,383    7,194,405
             5.00% due 04/15/34............       75,798       73,502
             5.00% due 05/15/34............      190,648      184,872
             5.00% due 11/15/34............      854,049      828,174
             5.00% due 12/15/34............      847,659      821,977
             5.50% due 06/15/29............        7,239        7,177
             5.50% due 12/15/32............      962,005      953,333
             5.50% due 01/15/33............      633,680      627,899
             5.50% due 02/15/33............    2,540,075    2,516,906
             5.50% due 03/15/33............    1,424,640    1,411,645
             5.50% due 04/15/33............    7,590,142    7,520,908
             5.50% due 05/15/33............    8,914,633    8,833,318
             5.50% due 06/15/33............   10,126,000   10,033,723
             5.50% due 07/15/33............      502,158      497,577
             5.50% due 08/15/33............    3,301,755    3,271,638
             5.50% due 09/15/33............      533,417      528,552
             5.50% due 10/15/33............    8,318,760    8,242,879
             5.50% due 12/15/33............    9,019,615    8,937,342
             5.50% due 01/15/34............   13,667,899   13,543,197
             5.50% due 02/15/34............    1,729,654    1,713,873
             5.50% TBA due April...........  130,000,000  128,700,000
             6.00% due 11/15/23............        6,992        7,083
             6.00% due 01/15/24............        9,031        9,151
             6.00% due 07/15/28............        5,358        5,430
             6.00% due 11/15/28............      376,945      382,033
             6.00% due 12/15/28............      411,447      417,000
             6.00% due 01/15/29............      876,629      888,123
             6.00% due 02/15/29............      894,866      906,599
             6.00% due 03/15/29............      683,921      692,888
             6.00% due 04/15/29............    1,878,050    1,902,765
             6.00% due 05/15/29............      106,521      107,917
             6.00% due 06/15/29............      686,542      695,583
             6.00% due 07/15/29............      280,988      284,672
             6.00% due 08/15/29............       27,870       28,235
             6.00% due 10/15/29............      108,183      109,602
             6.00% due 04/15/31............       24,461       24,767
             6.00% due 07/15/31............       15,567       15,761
             6.00% due 10/15/31............       87,020       88,107
             6.00% due 11/15/31............    1,776,415    1,798,609
             6.00% due 12/15/31............      725,941      735,011


                                          Principal    Value
                 Security Description      Amount     (Note 2)
                ----------------------------------------------
                Government National Mortgage
                 Association (continued)
                   6.00% due 01/15/32... $   834,388 $   844,893
                   6.00% due 02/15/32...      73,676      74,604
                   6.00% due 03/15/32...     569,151     576,316
                   6.00% due 07/15/32...     137,133     138,859
                   6.00% due 08/15/32...   2,134,487   2,161,208
                   6.00% due 09/15/32...   1,540,530   1,559,926
                   6.00% due 10/15/32...     247,722     250,841
                   6.00% due 11/15/32...       9,919      10,044
                   6.00% due 12/15/32...     221,719     224,511
                   6.00% due 01/15/33...   1,865,009   1,888,199
                   6.00% due 02/15/33...   2,628,654   2,661,339
                   6.00% due 03/15/33...   1,793,460   1,815,760
                   6.00% due 04/15/33...   1,864,503   1,887,686
                   6.00% due 05/15/33...   1,889,510   1,913,005
                   6.00% due 06/15/33...   1,426,071   1,443,803
                   6.00% due 08/15/33...   2,120,701   2,147,129
                   6.00% due 10/15/33...     681,526     690,000
                   6.00% due 11/15/33...   2,261,971   2,290,100
                   6.00% due 12/15/33...   3,946,942   3,996,019
                   6.00% due 01/15/34...   2,335,558   2,363,332
                   6.00% due 02/15/34...  13,809,292  13,973,514
                   6.00% due 03/15/34...     524,350     530,585
                   6.00% due 04/15/34...   5,050,347   5,110,407
                   6.00% due 05/15/34...     393,768     398,451
                   6.00% due 06/15/34...     526,421     532,682
                   6.00% due 07/15/34...   4,996,832   5,056,255
                   6.00% due 08/15/34...   7,031,010   7,116,147
                   6.00% due 09/15/34...     337,411     341,488
                   6.00% due 10/15/34...   1,085,020   1,097,923
                   6.00% due 11/15/34...   2,170,744   2,196,559
                   6.00% due 12/15/34...     115,559     116,933
                   6.00% due 01/15/35...     103,245     104,464
                   6.00% due 02/15/35...   1,405,651   1,422,243
                   6.00% due 04/15/35...      75,011      75,896
                   6.00% due 05/15/35...     137,981     139,609
                   6.00% due 06/15/35...     575,708     582,504
                   6.00% TBA due April..  20,000,000  20,225,000
                   6.50% due 03/15/28...      32,566      33,791
                   6.50% due 08/15/28...      62,735      65,116
                   6.50% due 12/15/28...       1,739       1,805
                   6.50% due 01/15/29...       6,182       6,419
                   6.50% due 02/15/29...       2,055       2,134
                   6.50% due 03/15/29...     133,180     138,290
                   6.50% due 04/15/29...       2,244       2,330
                   6.50% due 05/15/29...      16,957      17,603
                   6.50% due 06/15/29...      49,633      51,537
                   6.50% due 07/15/29...       6,257       6,497
                   6.50% due 10/15/29...       6,525       6,776
                   6.50% due 08/15/31...     300,338     311,473
                   6.50% due 09/15/31...      34,002      35,263
                   6.50% due 10/15/31...     404,405     419,398
                   6.50% due 11/15/31...     249,903     259,168
                   6.50% due 12/15/31...     265,441     275,282
                   6.50% due 02/15/32...     313,655     325,248
                   6.50% due 05/15/32...   1,907,709   1,978,221
                   6.50% due 06/15/32...     144,426     149,764
                   7.00% due 03/15/23...     137,965     143,762

        SunAmerica GNMA Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                                Principal    Value
                  Security Description           Amount     (Note 2)
          ------------------------------------------------------------
          U.S. GOVERNMENT AGENCIES (continued)
          Government National Mortgage
           Association (continued)
             7.00% due 01/20/24................ $    832  $        861
             7.00% due 03/20/24................      895           926
             7.00% due 07/20/25................    6,097         6,311
             7.00% due 09/15/25................  132,874       138,605
             7.00% due 01/20/29................   54,606        56,515
             7.00% due 02/20/29................   10,832        11,211
             7.00% due 06/20/29................   19,734        20,424
             7.00% due 07/20/29................   69,634        72,069
             7.00% due 09/20/29................    6,971         7,215
             7.00% due 10/20/29................   14,095        14,588
             7.00% due 11/20/29................    4,910         5,081
             7.00% due 03/20/30................    7,251         7,505
             7.00% due 06/20/30................   13,164        13,626
             7.00% due 08/20/30................   41,098        42,538
             7.00% due 09/20/30................   34,260        35,460
             7.00% due 10/20/30................   45,138        46,719
             8.00% due 11/15/26................  239,063       256,314
             8.00% due 12/15/29................   32,820        35,137
             8.00% due 01/15/30................      975         1,042
             8.00% due 04/15/30................   50,279        53,767
             8.00% due 05/15/30................    6,765         7,235
             8.00% due 08/15/30................   54,667        58,460
             8.50% due 03/15/17................   27,013        28,985
             8.50% due 05/15/21................   85,494        92,390
             8.50% due 12/15/22................  128,883       139,455
             8.50% due 01/15/23................  121,424       131,529
             8.50% due 09/15/24................   50,924        55,217
             9.00% due 07/15/16................   85,840        92,147
             9.00% due 10/15/16................   16,229        17,421
                                                          ------------
                                                           357,888,139
                                                          ------------
          Small Business Administration -- 0.2%
             6.30% due 06/01/18................  790,089       808,189
                                                          ------------
          Total U.S. Government Agencies
             (cost $373,786,640)...............            368,271,968
                                                          ------------


                                                Principal       Value
              Security Description               Amount        (Note 2)
     -------------------------------------------------------------------
     U.S. GOVERNMENT OBLIGATIONS -- 12.1%
     U.S. Treasury Notes -- 12.1%
        4.50% due 02/28/11.................... $18,000,000  $  17,737,740
        4.50% due 11/15/15....................   5,000,000      4,851,955
        4.50% due 02/15/16....................  29,000,000     28,204,762
                                                            -------------
     Total U.S. Government Obligations
        (cost $51,363,975)....................                 50,794,457
                                                            -------------
     Total Long-Term Investment
      Securities -- 99.8%
        (cost $425,150,615)...................                419,066,425
                                                            -------------
     REPURCHASE AGREEMENTS -- 35.7%
        State Street Bank & Trust Co. Joint
         Repurchase Agreement(1)..............  57,767,000     57,767,000
        UBS Securities, LLC Joint Repurchase
         Agreement(1).........................  92,000,000     92,000,000
                                                            -------------
     Total Repurchase Agreements
        (cost $149,767,000)...................                149,767,000
                                                            -------------
     TOTAL INVESTMENTS --
        (cost $574,917,615)@..................       135.5%   568,833,425
     Liabilities in excess of other assets....       (35.5)  (148,998,772)
                                               -----------  -------------
     NET ASSETS --                                   100.0% $ 419,834,653
                                               ===========  =============

--------
TBA --Securities purchased on a forward commitment basis with an approximate principle amount and no definitive maturity date. The mutual principal and maturity date will be determined upon settlement date.
@    See Note 5 for cost of investments on a tax basis.
(1)  See Note 2 for details of Joint Repurchase Agreement.
(2)  Collateralized Mortgage Obligation.

See Notes to Financial Statements

        SunAmerica Strategic Bond Fund
        PORTFOLIO PROFILE -- March 31, 2006 -- (unaudited)

Industry Allocation*

                     Foreign Government Agencies..... 29.7%
                     U.S. Treasury Notes.............  9.2%
                     Financial Services..............  8.0%
                     Federal Home Loan Mortgage Corp.  5.5%
                     Energy Services.................  4.9%
                     Leisure & Tourism...............  4.3%
                     Federal National Mortgage Assoc.  3.5%
                     Telecommunications..............  3.5%
                     Utilities.......................  3.5%
                     Broadcasting & Media............  3.4%
                     Repurchase Agreements...........  3.2%
                     U.S Treasury Bonds..............  2.8%
                     Time Deposit....................  1.7%
                     Business Services...............  1.5%
                     Banks...........................  1.2%
                     Health Services.................  1.2%
                     Forest Products.................  1.0%
                     Insurance.......................  1.0%
                     Metals & Mining.................  0.8%
                     Pharmaceuticals.................  0.8%
                     Retail Stores...................  0.8%
                     Chemicals.......................  0.7%
                     Federal Home Loan Bank..........  0.6%
                     Food, Beverage & Tobacco........  0.6%
                     Medical Products................  0.6%
                     Real Estate Investment Trusts...  0.6%
                     Electronics.....................  0.5%
                     Automotive......................  0.4%
                     Transportation..................  0.4%
                     Household & Personal Products...  0.3%
                     Machinery.......................  0.3%
                     Communication Equipment ........  0.2%
                     Computer Software...............  0.2%
                     Conglomerate....................  0.2%
                     Restaurants.....................  0.2%
                     Aerospace & Military Technology.  0.1%
                     Building Materials..............  0.1%
                     Computers & Business Equipment..  0.1%
                     Real Estate Companies...........  0.1%
                     Retail..........................  0.1%
                                                      ----
                                                      97.8%
                                                      ====

Country Allocation*

                              United States. 63.4%
                              Brazil........  6.5%
                              Canada........  2.4%
                              Venezuela.....  2.2%
                              Argentina.....  2.1%
                              Sweden........  2.0%
                              Russia........  1.9%
                              Turkey........  1.8%
                              United Kingdom  1.4%
                              South Africa..  1.4%
                              Philippines...  1.2%
                              Mexico........  1.2%
                              Peru..........  1.0%
                              Spain.........  0.8%
                              Hungary.......  0.7%
                              Germany.......  0.7%
                              Colombia......  0.7%
                              Uruguay.......  0.6%
                              Indonesia.....  0.6%
                              Australia.....  0.6%
                              Ukraine.......  0.5%
                              Norway........  0.5%
                              New Zealand...  0.4%
                              Netherlands...  0.4%
                              Luxembourg....  0.4%
                              Japan.........  0.4%
                              Ireland.......  0.4%
                              Cayman Island.  0.4%
                              Belgium.......  0.4%
                              Poland........  0.2%
                              Italy.........  0.2%
                              France........  0.2%
                              Greece........  0.1%
                              Bermuda.......  0.1%
                                             ----
                                             97.8%
                                             ====

Credit Quality+#

                         Government -- Treasury  13.2%
                         Government -- Agency..  10.1%
                         AAA...................   8.9%
                         AA....................   1.7%
                         A.....................   5.7%
                         BBB...................   7.1%
                         BB....................  24.3%
                         B.....................  15.9%
                         CCC...................   6.4%
                         C.....................   0.1%
                         Below C...............   1.0%
                         Not Rated@............   5.6%
                                                -----
                                                100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating or the rating is unavailable from the data source.
+ Source: Standard and Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006



                                                      Principal    Value
                  Security Description                Amount**    (Note 2)
     ---------------------------------------------------------------------
     ASSET-BACKED SECURITIES -- 1.5%
     Financial Services -- 1.5%
       Argent Securities, Inc.
        2006 W2 Certs., Class A 2B
        5.01% due 03/25/36(1)........................ $  290,000 $  289,997
       Banc America Commercial Mtg., Inc.
        Series 2005-6, Class F
        5.35% due 09/10/47(2)(3).....................    615,000    587,221
       Bear Stearns Commercial Mtg. Securities, Inc.
        Series 2005-PW10, Class F
        5.63% due 12/11/40(2)........................    381,000    372,985
       Commerical Mtg. Asset Trust
        Series 2004-LB2A, Class A-3
        4.22% due 03/10/39...........................  1,586,000  1,510,558
       CS First Boston Mtg. Securities Corp.
        Series 2005-TF3A, Class A-2
        5.18% due 04/17/06*(1).......................    547,000    547,676
       Merrill Lynch Mtg. Investors, Inc.
        2005 Ar1 Mtg. Pass-Through Certs., Class B2
        5.51% due 02/25/37(4)(5).....................    290,000    285,473
       Mid-State Trust Asset Backed Notes,
        Series 6, Class A1
        7.34% due 07/01/35...........................    683,342    705,897
       Morgan Stanley Capital I
        Series 2005-HQ7, Class G
        5.21% due 11/14/42*(2).......................    250,000    238,235
                                                                 ----------
                                                                  4,538,042
                                                                 ----------
     Total Asset-Backed Securities
        (cost $4,852,340)............................             4,538,042
                                                                 ----------
     BONDS & NOTES -- 32.7%
     Aerospace & Military Technology -- 0.1%
       DeCrane Aircraft Holdings
        Guaranteed Sr. Sub. Notes, Series B
        12.00% due 09/30/08..........................    175,000    125,125
       Raytheon Co.
        Notes
        4.85% due 01/15/11...........................    160,000    155,461
       Raytheon Co.
        Notes
        6.75% due 08/15/07...........................    113,000    114,769
                                                                 ----------
                                                                    395,355
                                                                 ----------
     Automotive -- 0.4%
       BREED Technologies, Inc.
        Guaranteed Sr. Sub. Notes
        9.25% due 04/15/08(4)(6)(7)(8)+..............    500,000          0
       Cooper-Standard Automotive, Inc.
        Sr. Sub. Notes
        8.38% due 12/15/14...........................    155,000    120,900
       DaimlerChrysler NA Holding Corp.
        Guaranteed Bonds
        7.30% due 01/15/12...........................     80,000     84,534
       Dura Operating Corp.
        Sr. Notes
        8.63% due 04/15/12...........................    379,000    311,727
       Exide Corp.
        Notes
        10.00% due 03/15/25(4)(7)+...................    225,000          0
       Ford Motor Co.
        Bonds
        6.38% due 02/01/29...........................     44,000     29,260


                                                 Principal   Value
                   Security Description          Amount**   (Note 2)
           ---------------------------------------------------------
           Automotive (continued)
             Ford Motor Co.
              Bonds
              6.63% due 10/01/28................ $725,000  $  485,750
             Nationsrent, Inc.
              Sr. Notes
              9.50% due 05/01/15................  275,000     297,000
             Stanadyne Corp.
              Sr. Sub. Notes
              10.00% due 08/15/14...............   50,000      47,875
                                                           ----------
                                                            1,377,046
                                                           ----------
           Banks -- 1.0%
             AAC Group Holding Corp.
              Sr. Notes
              10.25% due 10/01/12(5)............  325,000     251,875
             ABN Amro North America Holding Co.
              Bonds
              6.52% due 11/08/12*(2)............  160,000     165,618
             Bank One Corp.
              Sub. Notes
              8.00% due 04/29/27................  114,000     138,558
             Charter One Bank NA
              Sub. Notes
              6.38% due 05/15/12................  318,000     333,430
             Compass Bank
              Sub. Notes
              5.90% due 04/01/26................  509,000     497,863
             Downey Financial Corp.
              Notes
              6.50% due 07/01/14................  180,000     179,462
             HSBC Bank USA NA
              Sub. Notes
              5.63% due 08/15/35................   60,000      55,738
             Huntington National Bank
              Notes
              5.50% due 02/15/16................  280,000     273,141
             Independence Community Bank Corp.
              Sub. Notes
              3.50% due 06/20/08(2).............   86,000      82,282
             JPMorgan Chase Bank NA
              Sub. Notes
              6.13% due 11/01/08................   63,000      63,969
             PNC Funding Corp.
              Guaranteed Sr. Notes
              5.13% due 12/14/10................  150,000     148,140
             PNC Funding Corp.
              Guaranteed Notes
              5.75% due 08/01/06................   85,000      85,134
             Popular North America, Inc.
              Guaranteed Notes
              4.70% due 06/30/09................  135,000     131,477
             Sovereign Bancorp, Inc.
              Sr. Notes
              4.80% due 09/01/10*...............  186,000     179,647
             US Bank NA
              Notes
              3.90% due 08/15/08................   85,000      82,514

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                                 Principal    Value
                  Security Description           Amount**    (Note 2)
          -----------------------------------------------------------
          BONDS & NOTES (continued)
          Banks (continued)
            Wachovia Bank NA
             Sub. Notes
             5.60% due 03/15/16................. $  150,000 $  148,533
            Wachovia Corp.
             Sr. Notes
             5.35% due 03/15/11.................     90,000     89,644
            Wells Fargo & Co.
             Sub. Global Notes
             6.38% due 08/01/11.................     80,000     83,418
            World Savings Bank FSB
             Notes
             4.13% due 12/15/09.................    166,000    159,240
                                                            ----------
                                                             3,149,683
                                                            ----------
          Broadcasting & Media -- 2.7%
            Adelphia Communications Corp.
             Sr. Notes
             10.25% due 06/15/11(6)(8)+.........     50,000     31,500
            AMFM, Inc.
             Sr. Notes
             8.00% due 11/01/08.................    148,000    155,361
            Cablevision Systems Corp.
             Sr. Notes
             9.62% due 04/01/09(1)..............    200,000    209,750
            CBS Corp.
             Sr. Notes
             6.63% due 05/15/11.................     72,000     74,321
            CCH II LLC
             Sr. Notes, Series B
             10.25% due 09/15/10*...............    375,000    367,500
            Charter Communications Holdings LLC
             Sr. Notes
             11.13% due 01/15/11................  1,500,000    795,000
            Charter Communications Holdings LLC
             Sr. Notes
             9.63% due 11/15/09.................  1,200,000    804,000
            Charter Communications Holdings LLC
             Sr. Notes
             9.92% due 04/01/11(5)..............    200,000    103,000
            Charter Communications Holdings LLC
             Sr. Notes
             10.25% due 01/15/10................     25,000     14,938
            Charter Communications Holdings LLC
             Sr. Notes
             10.75% due 10/01/09................    450,000    306,000
            Comcast Corp.
             Guaranteed Notes
             6.45% due 03/15/37.................    126,000    121,237
            COX Communications, Inc.
             Notes
             7.13% due 10/01/12.................    150,000    157,359
            COX Communications, Inc.
             Debentures
             7.63% due 06/15/25.................    163,000    173,822
            CSC Holdings, Inc.
             Sr. Debentures, Series B
             8.13% due 08/15/09.................    250,000    258,125


                                               Principal    Value
                  Security Description         Amount**    (Note 2)
           --------------------------------------------------------
           Broadcasting & Media (continued)
             Fisher Communications, Inc.
              Sr. Notes
              8.63% due 09/15/14.............. $  450,000 $  475,875
             Haights Cross Operating Co.
              Sr. Notes
              11.75% due 08/15/11.............    150,000    156,563
             Insight Communications Co., Inc.
              Sr. Sub. Notes
              12.25% due 02/15/11(5)..........    500,000    531,250
             Knight-Ridder, Inc.
              Debentures
              6.88% due 03/15/29..............     90,000     84,345
             Network Communications, Inc.
              Sr. Notes
              10.75% due 12/01/13*............     75,000     76,313
             News America, Inc.
              Guaranteed Sr. Debentures
              7.30% due 04/30/28..............     65,000     67,563
             Nexstar Finance, Inc.
              Sr. Sub. Notes
              7.00% due 01/15/14..............    450,000    425,250
             Omnicom Group, Inc.
              Guaranteed Notes
              5.90% due 04/15/16..............     90,000     88,600
             Paxson Communications Corp.
              2nd Priority Sr. Sec. Notes
              11.32% due 01/15/13*(1).........  1,100,000  1,089,000
             Time Warner Cos., Inc.
              Debentures
              7.25% due 10/15/17..............     76,000     81,324
             Time Warner Entertainment Co. LP
              Sr. Debentures
              8.38% due 03/15/23..............    198,000    223,865
             Univision Communications, Inc.
              Sr. Notes
              3.50% due 10/15/07..............     80,000     77,425
             Vertis, Inc.
              Sr. Notes
              10.88% due 06/15/09.............    150,000    147,375
             Young Broadcasting, Inc.
              Guaranteed Sr. Sub. Notes
              8.75% due 01/15/14..............    125,000    106,875
             Young Broadcasting, Inc.
              Guaranteed Sr. Sub. Notes
              10.00% due 03/01/11.............  1,225,000  1,130,062
                                                          ----------
                                                           8,333,598
                                                          ----------
           Building Materials -- 0.1%
             Dayton Superior Corp.
              Sr. Sec. Notes
              10.75% due 09/15/08.............    367,000    373,881
                                                          ----------
           Business Services -- 1.5%
             Affinity Group, Inc.
              Sr. Sub. Notes
              9.00% due 02/15/12..............    364,000    365,820
             Alderwoods Group, Inc.
              Sr. Notes
              7.75% due 09/15/12..............     50,000     51,375

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                                Principal   Value
                   Security Description         Amount**   (Note 2)
            -------------------------------------------------------
            BONDS & NOTES (continued)
            Business Services (continued)
              Allied Waste North America, Inc.
               Sr. Notes
               8.50% due 12/01/08.............. $650,000  $  683,312
              AMR Holdco, Inc.
               Sr. Sub. Notes
               10.00% due 02/15/15.............  125,000     133,438
              Aramark Services, Inc.
               Notes
               7.00% due 05/01/07..............  195,000     197,445
              Associated Materials, Inc.
               Sr. Sub. Notes
               9.75% due 04/15/12..............  625,000     648,438
              Carriage Services, Inc.
               Sr. Notes
               7.88% due 01/15/15..............  287,000     292,023
              Corrections Corp. America
               Sr. Notes
               6.25% due 03/15/13..............  200,000     196,750
              Dun & Bradstreet Corp.
               Sr. Notes
               5.50% due 03/15/11..............   75,000      74,549
              Erac USA Finance Co.
               Notes
               7.95% due 12/15/09*.............  120,000     129,239
              First Data Corp.
               Notes
               3.38% due 08/01/08..............   96,000      91,746
              Mobile Mini, Inc.
               Sr. Notes
               9.50% due 07/01/13..............  150,000     164,250
              Monitronics International, Inc.
               Sr. Sub. Notes
               11.75% due 09/01/10.............  360,000     360,900
              Pitney Bowes, Inc.
               Sr. Notes
               4.75% due 01/15/16..............  136,000     126,599
              Service Corp. International
               Notes
               6.50% due 03/15/08..............  325,000     326,625
              Service Corp. International
               Sr. Notes
               6.75% due 04/01/16..............   75,000      74,250
              Service Corp. International
               Sr. Notes
               7.25% due 06/15/17*.............  400,000     407,000
              Stewart Enterprises, Inc.
               Sr. Notes
               7.25% due 02/15/13*.............  325,000     312,000
                                                          ----------
                                                           4,635,759
                                                          ----------
            Chemicals -- 0.5%
              BCI US Finance Corp.
               Sr. Sec. Notes
               10.58% due 07/15/10*(1).........  100,000     102,000
              Equistar Chemicals LP
               Notes
               8.75% due 02/15/09..............   75,000      77,625


                                                 Principal   Value
                   Security Description          Amount**   (Note 2)
          -----------------------------------------------------------
          Chemicals (continued)
            Equistar Chemicals LP
             Sr. Notes
             10.63% due 05/01/11................ $275,000  $  297,688
            ICI Wilmington, Inc.
             Guaranteed Notes
             7.05% due 09/15/07.................  134,000     136,313
            Lubrizol Corp.
             Sr. Notes
             4.63% due 10/01/09.................   65,000      62,976
            Lyondell Chemical Co.
             Guaranteed Sr. Sec. Notes
             9.50% due 12/15/08.................   29,000      30,160
            Phosphate Resource Partners LP
             Sr. Notes
             7.00% due 02/15/08.................  125,000     126,563
            Rockwood Specialties, Inc.
             Sr. Sub. Notes
             7.50% due 11/15/14.................  325,000     326,625
            Rockwood Specialties, Inc.
             Sr. Sub. Notes
             10.63% due 05/15/11................   55,000      60,362
            Westlake Chemical Corp.
             Sr. Notes
             6.63% due 01/15/16.................  375,000     370,781
                                                           ----------
                                                            1,591,093
                                                           ----------
          Communication Equipment -- 0.2%
            Cisco Systems, Inc.
             Sr. Notes
             5.50% due 02/22/16.................   80,000      78,798
            Rural Cellular Corp.
             Sr. Sub. Notes
             9.75% due 01/15/10.................  400,000     406,000
            Rural Cellular Corp.
             Sr. Sub. Notes
             10.43% due 11/01/12*(1)............  200,000     207,500
                                                           ----------
                                                              692,298
                                                           ----------
          Computer Software -- 0.2%
            Oracle Corp.
             Sr. Notes
             5.00% due 01/15/11*................  158,000     154,318
            Solar Capital Corp.
             Sr. Notes
             9.13% due 08/15/13*................  175,000     185,062
            SS&C Technologies, Inc.
             Sr. Sub. Notes
             11.75% due 12/01/13*...............  175,000     187,250
                                                           ----------
                                                              526,630
                                                           ----------
          Computers & Business Equipment -- 0.1%
            Activant Solutions, Inc.
             Sr. Notes
             10.99% due 04/01/10*(1)............  100,000     102,000
            Computer Sciences Corp.
             Notes
             3.50% due 04/15/08.................   65,000      62,594

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                                    Principal  Value
                    Security Description            Amount**  (Note 2)
         -------------------------------------------------------------
         BONDS & NOTES (continued)
         Computers & Business Equipment (continued)
           Xerox Corp.
            Sr. Notes
            7.63% due 06/15/13..................... $275,000  $289,437
                                                              --------
                                                               454,031
                                                              --------
         Conglomerate -- 0.2%
           Covalence Specialty Materials Corp.
            Sr. Sub. Notes
            10.25% due 03/01/16*...................  130,000   136,500
           Di Finance LLC
            Sr. Sub. Notes
            9.50% due 02/15/13.....................  375,000   390,000
           Honeywell International, Inc.
            Sr. Notes
            5.40% due 03/15/16.....................   75,000    74,033
           Park-Ohio Industries, Inc.
            Sr. Sub. Notes
            8.38% due 11/15/14.....................   75,000    70,688
                                                              --------
                                                               671,221
                                                              --------
         Electronics -- 0.3%
           Advanced Micro Devices, Inc.
            Sr. Notes
            7.75% due 11/01/12.....................  244,000   255,285
           Arrow Electronics, Inc.
            Sr. Debentures
            6.88% due 06/01/18.....................  144,000   146,655
           Corning, Inc.
            Notes
            6.20% due 03/15/16.....................   96,000    95,995
           L-3 Communications Corp.
            Sr. Sub. Notes
            6.13% due 07/15/13.....................  100,000    97,500
           L-3 Communications Corp.
            Sr. Sub. Notes
            6.38% due 10/15/15.....................  100,000    98,500
           Sanmina-Sci Corp.
            Sr. Sub. Notes
            6.75% due 03/01/13.....................   75,000    71,438
           Telex Communications, Inc.
            Sr. Sec. Notes
            11.50% due 10/15/08....................   50,000    53,375
                                                              --------
                                                               818,748
                                                              --------
         Energy Services -- 0.4%
           Allis-Chalmers Energy, Inc.
            Sr. Notes
            9.00% due 01/15/14*....................  175,000   172,375
           Grant Prideco, Inc.
            Sr. Notes
            6.13% due 08/15/15.....................   50,000    48,750
           Hanover Compressor Co.
            Sr. Notes
            7.50% due 04/15/13.....................   25,000    25,000
           Hanover Compressor Co.
            Sr. Notes
            8.63% due 12/15/10.....................   75,000    78,656


                                              Principal    Value
                  Security Description        Amount**    (Note 2)
            ------------------------------------------------------
            Energy Services (continued)
              Oslo Seismic Services, Inc.
               1st Mtg. Notes
               8.28% due 06/01/11............ $  185,730 $  188,589
              Pride International, Inc.
               Sr. Notes
               7.38% due 07/15/14............     50,000     52,500
              Seitel, Inc.
               Sr. Notes
               11.75% due 07/15/11...........    475,000    540,313
                                                         ----------
                                                          1,106,183
                                                         ----------
            Energy Sources -- 3.0%
              Alpha Natural Resources LLC
               Sr. Notes
               10.00% due 06/01/08...........     42,000     46,200
              Amerada Hess Corp.
               Notes
               7.13% due 03/15/33............     99,000    108,020
              Amerada Hess Corp.
               Notes
               7.88% due 10/01/29............     95,000    110,622
              Belden & Blake Corp.
               Sec. Notes
               8.75% due 07/15/12............    200,000    206,000
              Calpine Corp.
               Sec. Notes
               8.75% due 07/15/13(6)(8)*.....  2,698,000  2,475,415
              Chaparral Energy, Inc.
               Sr. Notes
               8.50% due 12/01/15*...........    700,000    728,000
              Chesapeake Energy Corp.
               Sr. Notes
               6.25% due 01/15/18............    475,000    464,312
              Chesapeake Energy Corp.
               Sr. Notes
               6.63% due 01/15/16............    925,000    922,687
              Chesapeake Energy Corp.
               Sr. Notes
               6.88% due 11/15/20*...........    125,000    125,938
              Colorado Interstate Gas Co.
               Debentures
               6.85% due 06/15/37............    150,000    151,715
              ConocoPhillips
               Sr. Notes
               7.00% due 03/30/29............    125,000    141,837
              Copano Energy LLC
               Sr. Notes
               8.13% due 03/01/16*...........    250,000    258,750
              Costilla Energy, Inc.
               Sr. Notes
               10.25% due 10/01/06(4)(6)(7)+.    500,000          0
              Drummond Co., Inc.
               Sr. Notes
               7.38% due 02/15/16*...........    250,000    249,375
              Encore Acquisition Co.
               Sr. Sub. Notes
               6.00% due 07/15/15............    175,000    163,188

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                                    Principal    Value
                  Security Description              Amount**    (Note 2)
       -----------------------------------------------------------------
       BONDS & NOTES (continued)
       Energy Sources (continued)
         Encore Acquisition Co.
          Sr. Sub. Notes
          6.25% due 04/15/14....................... $   50,000 $   47,875
         Enterprise Products Operating LP
          Guaranteed Notes
          6.88% due 03/01/33.......................     90,000     91,944
         EXCO Resources, Inc.
          Guaranteed Notes
          7.25% due 01/15/11.......................    125,000    124,375
         Hilcorp Energy I LP
          Sr. Notes
          10.50% due 09/01/10*.....................    170,000    187,213
         Hilcorp Energy I LP
          Sr. Notes
          7.75% due 11/01/15*......................    275,000    274,312
         Markwest Energy Partners LP
          Sr. Notes
          6.88% due 11/01/14.......................    155,000    146,475
         Mission Energy Holding Co.
          Sr. Sec. Notes
          13.50% due 07/15/08......................  1,075,000  1,233,562
         Newfield Exploration Co.
          Sr. Sub. Notes
          6.63% due 09/01/14.......................    150,000    150,375
         Quicksilver Resources, Inc.
          Sr. Sub. Notes
          7.13% due 04/01/16.......................    200,000    197,500
         Roseton Danskammer
          Guaranteed Pass-Through Certs., Series B
          7.67% due 11/08/16.......................    425,000    434,200
         The Premcor Refining Group, Inc.
          Sr. Notes
          6.75% due 02/01/11.......................    158,000    164,647
         Transmeridian Exploration, Inc.
          Sr. Notes
          12.00% due 12/15/10(4)(12)*..............    200,000    200,000
                                                               ----------
                                                                9,404,537
                                                               ----------
       Financial Services -- 5.4%
         AMBAC Financial Group, Inc.
          Debentures
          5.95% due 12/05/35.......................     80,000     77,188
         Ameriprise Financial, Inc.
          Sr. Notes
          5.35% due 11/15/10.......................     93,000     92,061
         Ameriprise Financial, Inc.
          Sr. Notes
          5.65% due 11/15/15.......................    150,000    147,862
         BAE Systems Holdings, Inc.
          Guaranteed Notes
          4.75% due 08/15/10*......................    405,000    390,451
         BAE Systems Holdings, Inc.
          Guaranteed Notes
          6.40% due 12/15/11*......................    237,000    243,821
         Capital One Bank
          Sr. Notes
          5.13% due 02/15/14.......................    100,000     96,231


                                                 Principal     Value
               Security Description              Amount**     (Note 2)
         --------------------------------------------------
         Financial Services (continued)
           Chukchansi Economic
            Development Authority
            Sr. Notes
            8.06% due 05/15/06*(1).........     $    150,000 $  153,375
           Consolidated Communications
            Holdings, Inc.
            Sr. Notes
            9.75% due 04/01/12.............          347,000    367,820
           Countrywide Home Loans, Inc.
            Notes
            4.13% due 09/15/09.............           80,000     76,466
           Countrywide Home Loans, Inc.
            Guaranteed Notes
            5.50% due 08/01/06.............          101,000    101,137
           Eircom Funding
            Sr. Sub. Notes
            8.25% due 08/15/13.............          125,000    134,531
           ESI Tractebel Acquisition Corp.
            Guaranteed Bonds
            7.99% due 12/30/11.............          218,000    225,724
           Ford Motor Credit Co.
            Notes
            5.70% due 01/15/10.............           58,000     51,471
           Ford Motor Credit Co.
            Sr. Notes
            5.80% due 01/12/09.............        1,317,000  1,202,759
           Ford Motor Credit Co.
            Notes
            6.38% due 11/05/08.............          123,000    114,808
           Ford Motor Credit Co.
            Notes
            7.00% due 10/01/13.............        1,300,000  1,162,728
           Ford Motor Credit Co.
            Notes
            8.63% due 11/01/10.............           75,000     71,854
           FTI Consulting, Inc.
            Sr. Notes
            7.63% due 06/15/13.............          225,000    236,812
           General Electric Capital Corp.
            Notes
            1.00% due 03/21/12............. JPY  105,000,000    852,714
           General Electric Capital Corp.
            Notes, Series A
            4.38% due 03/03/12.............          150,000    141,992
           General Electric Capital Corp.
            Bonds
            6.75% due 03/15/32.............          201,000    223,830
           General Motors Acceptance Corp.
            Notes
            6.75% due 12/01/14.............           50,000     45,010
           General Motors Acceptance Corp.
            Notes
            6.88% due 09/15/11.............        2,400,000  2,236,990
           General Motors Acceptance Corp.
            Notes
            6.88% due 08/28/12.............           60,000     55,351

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                               Principal    Value
                  Security Description         Amount**    (Note 2)
           --------------------------------------------------------
           BONDS & NOTES (continued)
           Financial Services (continued)
             General Motors Acceptance Corp.
              Sr. Notes
              7.00% due 02/01/12.............. $  145,000 $  135,012
             General Motors Acceptance Corp.
              Notes
              7.02% due 12/01/14(1)...........    925,000    842,316
             General Motors Acceptance Corp.
              Bonds
              7.25% due 03/02/11..............    425,000    402,749
             General Motors Acceptance Corp.
              Notes
              7.75% due 01/19/10..............  1,075,000  1,048,137
             General Motors Acceptance Corp.
              Bonds
              8.00% due 11/01/31..............    864,000    816,568
             H & E Equipment Services LLC
              Guaranteed Sr. Sec. Notes
              11.13% due 06/15/12.............    250,000    276,875
             Hexion U.S. Finance Corp.
              Sr. Notes
              9.00% due 07/15/14..............    420,000    432,600
             ING USA Global Funding Trust
              Notes
              4.50% due 10/01/10..............    120,000    115,468
             Jefferies Group, Inc.
              Sr. Debentures
              6.25% due 01/15/36..............    218,000    204,598
             Lehman Brothers Holdings, Inc.
              Notes
              5.50% due 04/04/16..............    321,000    314,692
             Lehman Brothers Holdings, Inc.
              Notes, Series H
              4.50% due 07/26/10..............    120,000    115,651
             MedCath Holdings Corp.
              Sr. Notes
              9.88% due 07/15/12..............    175,000    182,000
             Nexstar Finance Holdings LLC
              Guaranteed Sr. Disc. Notes
              11.38% due 04/01/13(5)..........    625,000    512,500
             NGC Corp. Capital Trust,
              Guaranteed Sub. Notes, Series B
              8.32% due 06/01/27..............  1,725,000  1,518,000
             PCA LLC
              Sr. Notes
              11.88% due 08/01/09(7)..........    325,000     65,000
             Pricoa Global Funding I
              Notes
              3.90% due 12/15/08*.............    100,000     96,279
             Pricoa Global Funding I
              Notes
              4.63% due 06/25/12*.............     50,000     47,483
             Principal Life Global Funding I
              Sec. Notes
              6.25% due 02/15/12*.............    100,000    103,484
             Residential Capital Corp.
              Notes
              6.38% due 06/30/10..............    234,000    235,736


                                               Principal   Value
                  Security Description         Amount**   (Note 2)
           --------------------------------------------------------
           Financial Services (continued)
             Residential Capital Corp.
              Notes
              6.88% due 06/30/15.............. $219,000  $   228,311
             Solectron Global Finance Ltd.
              Sr. Sub. Notes
              8.00% due 03/15/16*.............  175,000      175,438
             Sprint Capital Corp.
              Sr. Notes
              6.88% due 11/15/28..............   48,000       49,523
             Terra Capital, Inc.
              Guaranteed Sr. Sec. Notes
              11.50% due 06/01/10.............  162,000      179,010
             Terra Capital, Inc.
              Guaranteed Sr. Sec. Notes
              12.88% due 10/15/08.............   75,000       86,531
             Transamerica Finance Corp.
              Sr. Notes
              6.40% due 09/15/08..............   36,000       36,757
             Xlliac Global Funding
              Notes
              4.80% due 08/10/10*.............  100,000       96,933
                                                         -----------
                                                          16,820,637
                                                         -----------
           Food, Beverage & Tobacco -- 0.6%
             Doane Pet Care Co.
              Sr. Sub. Notes
              10.63% due 11/15/15.............  150,000      159,000
             Doane Pet Care Co.
              Guaranteed Sr. Notes
              10.75% due 03/01/10.............  100,000      108,250
             Dole Food Co., Inc.
              Sr. Notes
              8.88% due 03/15/11..............  175,000      173,250
             Foster's Finance Corp.
              Notes
              6.88% due 06/15/11*.............   65,000       68,260
             Le Natures, Inc.
              Sr. Sub. Notes
              10.00% due 06/15/13*............  275,000      288,750
             North Atlantic Holding Co., Inc.
              Sr. Notes
              12.25% due 03/01/14(5)(7).......   50,000       12,250
             Smithfield Foods, Inc.
              Sr. Notes, Series B
              7.75% due 05/15/13..............  250,000      257,500
             Wornick Co.
              Sr. Notes
              10.88% due 07/15/11.............  800,000      824,000
                                                         -----------
                                                           1,891,260
                                                         -----------
           Forest Products -- 0.7%
             Boise Cascade LLC
              Sr. Notes
              7.94% due 04/15/06(1)...........  325,000      329,063
             Caraustar Industries, Inc.
              Notes
              7.38% due 06/01/09..............  425,000      405,875

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                                   Principal    Value
                Security Description               Amount**    (Note 2)
        -----------------------------------------------------
        BONDS & NOTES (continued)
        Forest Products (continued)
          Caraustar Industries, Inc.
           Guaranteed Sr. Sub. Notes
           9.88% due 04/01/11................     $    50,000 $   52,563
          Crown Cork & Seal Co., Inc.
           Debentures
           7.38% due 12/15/26................         375,000    348,750
          Crown Cork & Seal Co., Inc.
           Debentures
           8.00% due 04/15/23................         350,000    336,875
          Pliant Corp.
           Sr. Sec. Notes
           11.13% due 09/01/09(6)(8).........         545,000    573,612
                                                              ----------
                                                               2,046,738
                                                              ----------
        Health Services -- 1.2%
          Concentra Operating Corp.
           Sr. Sub. Notes
           9.13% due 06/01/12................         180,000    188,550
          Concentra Operating Corp.
           Sr. Sub. Notes
           9.50% due 08/15/10................          30,000     31,500
          Genesis Healthcare Corp.
           Sr. Sub. Notes
           8.00% due 10/15/13................          75,000     79,313
          HCA, Inc.
           Notes
           6.38% due 01/15/15................       1,914,000  1,862,848
          HCA, Inc.
           Notes
           6.75% due 07/15/13................         600,000    597,810
          Psychiatric Solutions, Inc.
           Sr. Sub. Notes
           7.75% due 07/15/15................         217,000    220,797
          Tenet Healthcare Corp.
           Notes
           7.38% due 02/01/13................         125,000    114,062
          Tenet Healthcare Corp.
           Sr. Notes
           9.25% due 02/01/15*...............         250,000    250,625
          Triad Hospitals, Inc.
           Sr. Sub. Notes
           7.00% due 11/15/13................         150,000    147,750
          US Oncology, Inc.
           Sr. Sub. Notes
           10.75% due 08/15/14...............         125,000    136,563
                                                              ----------
                                                               3,629,818
                                                              ----------
        Household & Personal Products -- 0.2%
          AEP Industries, Inc.
           Sr. Notes
           7.88% due 03/15/13................          43,000     43,215
          Procter & Gamble Co.
           Bonds
           2.00% due 06/21/10................ JPY  79,000,000    687,506
                                                              ----------
                                                                 730,721
                                                              ----------
        Housing & Household Durables -- 0.0%
          Stanley Works Capital Trust I
           Bonds
           5.90% due 12/01/10*(2)............         160,000    147,786
                                                              ----------


                                                      Principal    Value
                  Security Description                Amount**    (Note 2)
    ----------------------------------------------------------------------
    Insurance -- 0.5%
      Americo Life, Inc.
       Notes
       7.88% due 05/01/13*........................... $   38,000 $   38,303
      Chubb Corp.
       Notes
       6.00% due 11/15/11............................     84,000     85,659
      Crum & Forster Holdings Corp.
       Sr. Notes
       10.38% due 06/15/13...........................    125,000    128,125
      Genworth Financial, Inc.
       Notes
       4.75% due 06/15/09............................    160,000    157,007
      Markel Corp.
       Sr. Notes
       7.35% due 08/15/34............................     45,000     46,405
      Metropolitan Life Global Funding I
       Notes
       4.25% due 07/30/09*...........................    132,000    128,519
      Metropolitan Life Global Funding I
       Sr. Notes
       4.63% due 08/19/10*...........................     60,000     58,027
      MIC Financing Trust I
       Pass-Through Certs.
       8.38% due 02/01/27*...........................    123,000    124,915
      Ohio Casualty Corp.
       Notes
       7.30% due 06/15/14............................    100,000    104,234
      Selective Insurance Group
       Sr. Notes
       6.70% due 11/01/35............................     70,000     67,387
      The Allstate Corp.
       Sr. Notes
       5.95% due 04/01/36............................    475,000    462,675
                                                                 ----------
                                                                  1,401,256
                                                                 ----------
    Internet Content -- 0.0%
      Spheris, Inc.
       Sr. Sub. Notes
       11.00% due 12/15/12*..........................    150,000    138,000
                                                                 ----------
    Leisure & Tourism -- 4.2%
      AMC Entertainment, Inc.
       Sr. Sub. Notes
       9.88% due 02/01/12............................    225,000    221,625
      American Airlines, Inc.
       Series 2001-1, Class A-2
       6.82% due 05/23/11............................  1,400,000  1,375,500
      Atlas Air, Inc.
       Pass-Through Certs., Series 1999-1, Class A-2
       6.88% due 07/02/09............................    241,397    235,362
      Atlas Air, Inc.
       Pass-Through Certs., Series 1999-1, Class A-1
       7.20% due 01/02/19............................  1,707,373  1,724,447
      Atlas Air, Inc.
       Series 1999-1, Class B
       7.63% due 01/02/15............................    751,504    676,354

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                                       Principal  Value
                   Security Description                Amount**  (Note 2)
      ------------------------------------------------------------------
      BONDS & NOTES (continued)
      Leisure & Tourism (continued)
        Atlas Air, Inc.
         Pass-Through Certs., Series 2000-1
         8.71% due 01/02/19........................... $292,530  $303,500
        Atlas Air, Inc.
         Pass-Through Certs., Series 1999-1, Class C
         8.77% due 01/02/11...........................   62,428    41,827
        Atlas Air, Inc.
         Pass-Through Certs., Series 2000-1, Class B
         9.06% due 07/02/17...........................  552,091   530,007
        Brunswick Corp.
         Notes
         5.00% due 06/01/11...........................  103,000    98,080
        Cinemark, Inc.
         Sr. Disc. Notes
         9.75% due 03/15/14(5)........................  225,000   172,125
        Circus & Eldorado Silver Legacy Capital Corp.
         Mtg. Notes
         10.13% due 03/01/12..........................  575,000   618,125
        Continental Airlines, Inc.
         Pass-Through Certs.,
         Series 1999 1, Class A
         6.55% due 08/02/20...........................  682,452   691,472
        Continental Airlines, Inc.
         Pass-Through Certs.,
         Series 1999-1, Class C
         6.95% due 08/02/09...........................  108,267    99,844
        Continental Airlines, Inc.
         Pass-Through Certs.,
         Series 1999-2, Class C-1
         7.73% due 03/15/11...........................  186,534   161,178
        Continental Airlines, Inc.
         Pass-Through Certs.,
         Series 2000-2, Class B
         8.31% due 10/02/19...........................   66,447    63,942
        Delta Airlines, Inc.
         Pass-Through Certs.,
         Class 2A Series 2000 1
         7.57% due 05/18/12(8)........................  425,000   425,000
        Delta Airlines, Inc.
         Notes
         8.30% due 12/15/29(6)(8).....................  500,000   133,750
        Delta Airlines, Inc.
         Sr. Notes
         9.50% due 11/18/08(8)*.......................  175,000   170,187
        Delta Airlines, Inc.
         Sr. Notes
         10.00% due 08/15/08(6)(8)....................  975,000   248,625
        Eldorado Casino Shreveport
         1st Mtg. Notes
         10.00% due 08/01/12(7)(9)....................  620,813   495,098
        Eldorado Resorts LLC
         Sr. Notes
         9.00% due 04/15/14(4)(7).....................  425,000   425,000
        Gaylord Entertainment Co.
         Sr. Notes
         6.75% due 11/15/14...........................  450,000   438,750
        Hilton Hotels Corp.
         Sr. Notes
         7.20% due 12/15/09...........................   68,000    70,652
        K2, Inc.
         Sr. Notes
         7.38% due 07/01/14...........................  200,000   199,500


                                                 Principal    Value
                  Security Description           Amount**    (Note 2)
         -------------------------------------------------------------
         Leisure & Tourism (continued)
           MGM Mirage, Inc.
            Sr. Notes
            5.88% due 02/27/14.................. $1,550,000 $ 1,460,875
           Northwest Airlines, Inc.
            Pass-Through Certs., Series 2001-1,
            Class 1A1
            7.04% due 04/01/22(8)...............    417,984     417,984
           Riviera Holdings Corp.
            Guaranteed Notes
            11.00% due 06/15/10#................    135,000     143,437
           Royal Caribbean Cruises, Ltd.
            Sr. Notes
            6.88% due 12/01/13..................    108,000     111,041
           Starwood Hotels & Resorts Worldwide
            Sr. Notes
            7.88% due 05/01/12..................    250,000     271,875
           Station Casinos, Inc.
            Sr. Sub. Notes
            6.63% due 03/15/18*.................    125,000     122,188
           True Temper Sports, Inc.
            Guaranteed Sr. Sub. Notes
            8.38% due 09/15/11..................    350,000     320,250
           United Air Lines, Inc.
            Certs., Series 2001-1, Class A2
            6.20% due 03/01/10..................    157,153     155,582
           Waterford Gaming LLC
            Sr. Notes
            8.63% due 09/15/12*.................    181,000     191,634
           Worldspan LP/WS Financing Corp.
            Guaranteed Notes
            11.00% due 02/15/11(1)..............    450,000     389,250
                                                            -----------
                                                             13,204,066
                                                            -----------
         Machinery -- 0.2%
           Case New Holland, Inc.
            Sr. Notes
            6.00% due 06/01/09..................    325,000     316,875
           Dresser Rand Group, Inc.
            Sr. Sub. Notes
            7.63% due 11/01/14*.................    188,000     191,760
           Indalex Holding Corp.
            Sr. Notes
            11.50% due 02/01/14*................    200,000     195,500
           Magnachip Semiconductor SA
            2nd Priority Sr. Sec. Notes
            6.88% due 12/15/11..................     50,000      48,000
           Venture Holdings Co. LLC
            Guaranteed Sr. Sec. Notes
            11.00% due 06/01/07(6)(7)(8)+.......    100,000         125
                                                            -----------
                                                                752,260
                                                            -----------
         Medical Products -- 0.6%
           AmerisourceBergen Corp.
            Sr. Notes
            5.88% due 09/15/15*.................    525,000     516,369
           Boston Scientific Corp.
            Bonds
            6.25% due 11/15/35..................    198,000     202,306

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                                  Principal   Value
                  Security Description            Amount**   (Note 2)
         ------------------------------------------------------------
         BONDS & NOTES (continued)
         Medical Products (continued)
           CDRV Investors, Inc.
            Sr. Notes
            9.63% due 01/01/15(5)................ $325,000  $  221,000
           Encore Med IHC, Inc.
            Sr. Sub. Notes
            9.75% due 10/01/12...................   75,000      75,750
           Inverness Medical Innovations, Inc.
            Sr. Sub. Notes
            8.75% due 02/15/12...................  425,000     418,625
           Mylan Labs, Inc.
            Sr. Notes
            5.75% due 08/15/10...................   25,000      24,687
           Mylan Labs, Inc.
            Sr. Notes
            6.38% due 08/15/15...................   75,000      75,375
           Universal Hospital Services, Inc.
            Sr. Notes
            10.13% due 11/01/11..................  250,000     259,375
                                                            ----------
                                                             1,793,487
                                                            ----------
         Metals & Mining -- 0.5%
           Allegheny Technologies, Inc.
            Notes
            8.38% due 12/15/11...................   75,000      81,000
           Associated Materials, Inc.
            Sr. Disc. Notes
            11.25% due 03/01/14..................  250,000     143,750
           Barrick Gold Finance Co.
            Guaranteed Debentures
            7.50% due 05/01/07...................  120,000     122,636
           Chaparral Steel Co.
            Sr. Notes
            10.00% due 07/15/13..................  300,000     334,500
           Metals USA, Inc.
            Sr. Notes
            11.13% due 12/01/15*.................  150,000     165,000
           Newmont Mining Corp.
            Notes
            8.63% due 05/15/11...................   60,000      67,723
           Owens Brockway Glass Container, Inc.
            Sr. Notes
            8.25% due 05/15/13...................  175,000     182,875
           Owens-Brockway Glass Container, Inc.
            Guaranteed Sr. Sec. Notes
            8.88% due 02/15/09...................  375,000     390,469
           Phelps Dodge Corp.
            Sr. Notes
            6.13% due 03/15/34...................   59,000      55,088
           Renco Metals, Inc.
            Guaranteed Notes
            11.50% due 07/01/03(4)(6)(7)(8)(15)+.  500,000           0
                                                            ----------
                                                             1,543,041
                                                            ----------
         Pharmaceuticals -- 0.2%
           American Home Products
            Notes
            6.95% due 03/15/11...................   58,000      61,492


                                                     Principal  Value
                    Security Description             Amount**  (Note 2)
         -------------------------------------------------------------
         Pharmaceuticals (continued)
           AmerisourceBergen Corp.
            Sr. Notes
            5.63% due 09/15/12*(12)................. $150,000  $147,525
           Curative Health Services, Inc.
            Sr. Notes
            10.75% due 05/01/11(6)(8)...............  100,000    58,875
           Genentech, Inc.
            Sr. Notes
            5.25% due 07/15/35......................  287,000   258,179
           Merck & Co., Inc.
            Notes
            2.50% due 03/30/07......................   40,000    38,916
           Teva Pharmaceutical Finance LLC
            Guaranteed Sr. Notes
            6.15% due 02/01/36......................  108,000   101,793
           Wyeth
            Notes
            6.00% due 02/15/36......................   80,000    78,148
                                                               --------
                                                                744,928
                                                               --------
         Real Estate Companies -- 0.1%
           EOP Operating LP
            Sr. Notes
            7.00% due 07/15/11......................  160,000   168,348
           ERP Operating LP
            Sr. Notes
            5.38% due 08/01/16......................   92,000    88,886
                                                               --------
                                                                257,234
                                                               --------
         Real Estate Investment Trusts -- 0.6%
           Brandywine Operating Partnership LP
            Guaranteed Notes
            6.00% due 04/01/16......................   99,000    97,973
           Commercial Net Lease Realty, Inc.
            Notes
            6.15% due 12/15/15......................   55,000    54,244
           Duke Realty Corp.
            Sr. Notes
            5.50% due 03/01/16......................   80,000    77,623
           Heritage Property Investment Trust, Inc.
            Notes
            4.50% due 10/15/09......................   80,000    76,710
           Mack-Cali Realty LP
            Notes
            5.80% due 01/15/16......................   90,000    87,884
           National Health Investors, Inc.
            Notes
            7.30% due 07/16/07......................  100,000   101,236
           Omega Healthcare Investors, Inc.
            Sr. Notes
            7.00% due 04/01/14......................  200,000   202,000
           Reckson Operating Partnership LP
            Notes
            6.00% due 03/31/16......................   90,000    89,278
           Senior Housing Properties Trust
            Sr. Notes
            8.63% due 01/15/12......................  527,000   579,700

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                                   Principal   Value
                   Security Description            Amount**   (Note 2)
         --------------------------------------------------------------
         BONDS & NOTES (continued)
         Real Estate Investment Trusts (continued)
           Trustreet Properties, Inc.
            Sr. Notes
            7.50% due 04/01/15.................... $325,000  $  325,813
           Vornado Realty LP
            Sr. Notes
            4.75% due 12/01/10....................   80,000      76,557
                                                             ----------
                                                              1,769,018
                                                             ----------
         Restaurants -- 0.2%
           Dave & Busters, Inc.
            Sr. Notes
            11.25% due 03/15/14*..................  225,000     227,813
           Restaurant Co.
            Sr. Notes
            10.00% due 10/01/13...................   75,000      71,625
           Sbarro, Inc.
            Sr. Notes
            11.00% due 09/15/09...................  194,000     197,395
                                                             ----------
                                                                496,833
                                                             ----------
         Retail Stores -- 0.7%
           Acco Brands Corp.
            Sr. Sub. Notes
            7.63% due 08/15/15....................   75,000      71,250
           Collins & Aikman Floor Cover
            Guaranteed Notes
            9.75% due 02/15/10....................  273,000     257,985
           Jostens Holding Corp.
            Sr. Disc. Notes
            10.25% due 12/01/13(5)................  273,000     208,845
           Neiman Marcus Group, Inc.
            Sr. Sub. Notes
            10.38% due 10/15/15*..................  200,000     212,500
           Prestige Brands, Inc.
            Sr. Sub. Notes, Series B
            9.25% due 04/15/12....................  100,000     101,000
           Rent-Way, Inc.
            Sr. Notes
            11.88% due 06/15/10...................  283,000     295,735
           Rite Aid Corp.
            Guaranteed Notes
            8.13% due 05/01/10....................  200,000     204,250
           Saks, Inc.
            Guaranteed Notes
            9.88% due 10/01/11....................  375,000     414,375
           Visant Holding Corp.
            Sr. Notes
            8.75% due 12/01/13*...................  325,000     312,016
                                                             ----------
                                                              2,077,956
                                                             ----------
         Telecommunications -- 2.3%
           Alltel Corp.
            Notes
            4.66% due 05/17/07....................   53,000      52,645
           American Cellular Corp.
            Sr. Notes
            10.00% due 08/01/11...................  950,000   1,030,750


                                                  Principal    Value
                  Security Description            Amount**    (Note 2)
         -------------------------------------------------------------
         Telecommunications (continued)
           Centennial Communications Corp.
            Sr. Notes
            10.00% due 01/01/13.................. $   61,000 $   63,364
           Centennial Communications Corp.
            Guaranteed Sr. Notes
            10.13% due 06/15/13..................    200,000    218,500
           Centennial Communications Corp.
            Sr. Notes
            10.25% due 01/01/13(1)...............    175,000    181,125
           Cincinnati Bell, Inc.
            Sr. Notes
            7.00% due 02/15/15...................    150,000    148,500
           Cincinnati Bell, Inc.
            Notes
            7.25% due 06/15/23...................     25,000     24,000
           Cingular Wireless Services, Inc.
            Sr. Notes
            7.88% due 03/01/11...................    371,000    406,640
           GTE Corp.
            Debentures
            6.94% due 04/15/28...................    144,000    144,611
           GTE Northwest, Inc.
            Debentures, Series D
            5.55% due 10/15/08...................     55,000     54,648
           Insight Midwest LP
            Sr. Notes
            9.75% due 10/01/09...................    100,000    103,000
           LCI International, Inc.
            Sr. Notes
            7.25% due 06/15/07...................  2,600,000  2,626,000
           New England Telephone & Telegraph Co.
            Debentures
            7.88% due 11/15/29...................     70,000     74,066
           Qwest Corp.
            Debentures
            7.13% due 11/15/43...................     25,000     24,250
           Qwest Corp.
            Debentures
            7.25% due 10/15/35...................    100,000     99,875
           Suncom Wireless, Inc.
            Guaranteed Sr. Notes
            8.50% due 06/01/13...................    400,000    380,000
           Suncom Wireless, Inc.
            Guaranteed Sr. Sub. Notes
            8.75% due 11/15/11...................    150,000    101,812
           US West Communications, Inc.
            Debentures
            7.25% due 09/15/25...................     50,000     51,250
           US West Communications, Inc.
            Debentures
            7.50% due 06/15/23...................     16,000     16,260
           Valor Telecommunications Enterprises
            Sr. Notes
            7.75% due 02/15/15...................    950,000    995,125
           Verizon New England, Inc.
            Debentures
            6.50% due 09/15/11...................     80,000     81,216

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                                   Principal   Value
                  Security Description             Amount**   (Note 2)
        --------------------------------------------------------------
        BONDS & NOTES (continued)
        Telecommunications (continued)
          Verizon New York, Inc.,
           Debentures, Series A
           6.88% due 04/01/12..................... $ 22,000  $   22,598
          Verizon New York, Inc.,
           Debentures, Series B
           7.38% due 04/01/32.....................  202,000     204,885
                                                             ----------
                                                              7,105,120
                                                             ----------
        Transportation -- 0.2%
          Burlington Northern Santa Fe Corp.
           Debentures
           7.29% due 06/01/36.....................  134,000     155,365
          CNF, Inc.
           Sr. Debentures
           6.70% due 05/01/34.....................  150,000     147,201
          Norfolk Southern Corp.
           Notes
           5.59% due 05/17/25.....................  168,000     160,168
          Ryder Systems, Inc.
           Notes
           5.00% due 06/15/12.....................  131,000     124,004
                                                             ----------
                                                                586,738
                                                             ----------
        Utilities -- 3.5%
          AES Corp.
           Sr. Notes
           8.75% due 05/15/13*....................  850,000     918,000
          American Electric Power Co., Inc.
           Sr. Notes
           4.71% due 12/15/15(5)..................  180,000     178,264
          Atlas Pipeline Partners LP
           Sr. Notes
           8.13% due 12/15/15*....................  175,000     182,437
          CenterPoint Energy Houston Electric LLC
           Series L-2
           5.60% due 07/01/23.....................  119,000     112,671
          CenterPoint Energy Resources Corp.
           Notes
           7.75% due 02/15/11.....................  120,000     129,956
          Centerpoint Energy, Inc.
           Sr. Notes
           5.88% due 06/01/08.....................  150,000     150,765
          Cincinnati Bell Telephone Co.
           Guaranteed Notes
           7.18% due 12/15/23.....................   50,000      50,000
          Cincinnati Bell Telephone Co.
           Guaranteed Notes
           7.20% due 11/29/23.....................  225,000     217,125
          Cleco Power LLC
           Sr. Notes
           6.50% due 12/01/35.....................   65,000      63,354
          Commonwealth Edison Co.
           1st Mtg. Bond, Series 103
           5.90% due 03/15/36.....................  133,000     126,691
          Consolidated Natural Gas Co.
           Sr. Notes
           5.38% due 11/01/06.....................   40,000      39,994


                                              Principal    Value
                  Security Description        Amount**    (Note 2)
            ------------------------------------------------------
            Utilities (continued)
              Consumers Energy Co.
               Series C
               4.25% due 04/15/08............ $  180,000 $  175,547
              Dominion Resources, Inc.
               Sr. Notes
               5.69% due 05/15/08(5).........    176,000    176,313
              Duke Energy Corp.
               Sr. Notes
               4.20% due 10/01/08............    150,000    145,534
              Duquesne Light Holdings, Inc.
               Sr. Notes
               6.25% due 08/15/35............     48,000     44,646
              Edison Mission Energy
               Sr. Notes
               9.88% due 04/15/11............    200,000    226,000
              El Paso Natural Gas Co.
               Sr. Notes
               7.63% due 08/01/10............    250,000    260,625
              El Paso Natural Gas Co.
               Debentures
               8.63% due 01/15/22............    575,000    654,240
              El Paso Production Holding Co.
               Guaranteed Notes
               7.75% due 06/01/13............  1,125,000  1,165,781
              Entergy Louisiana LLC
               1st Mtg. Bonds
               5.83% due 11/01/10............    195,000    192,618
              Ferrellgas LP
               Sr. Notes
               6.75% due 05/01/14............    550,000    529,375
              Florida Power & Light Co.
               Notes
               5.95% due 10/01/33............    100,000     99,436
              KeySpan Corp.
               Sr. Notes
               4.90% due 05/16/08............    239,000    236,406
              NRG Energy, Inc.
               Sr. Notes
               7.25% due 02/01/14............    475,000    482,719
              NRG Energy, Inc.
               Sr. Notes
               7.38% due 02/01/16............    725,000    740,406
              Pacific Energy Partners LP
               Sr. Notes
               6.25% due 09/15/15............    218,000    212,550
              Pacific Energy Partners LP
               Sr. Notes
               7.13% due 06/15/14............    332,000    337,810
              Pepco Holdings, Inc.
               Notes
               5.50% due 08/15/07............    111,000    111,012
              PSEG Power LLC
               Sr. Notes
               7.75% due 04/15/11............     50,000     54,321
              PSI Energy, Inc.
               Debentures
               6.12% due 10/15/35............     75,000     72,788

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                                Principal     Value
                 Security Description           Amount**     (Note 2)
        --------------------------------------------------------------
        BONDS & NOTES (continued)
        Utilities (continued)
          PSI Energy, Inc.
           Debentures
           7.85% due 10/15/07.................. $  179,000 $    184,958
          Public Service Electric & Gas Co.
           Sec. Notes
           5.00% due 08/15/14..................     96,000       92,115
          Puget Sound Energy, Inc.
           Sr. Notes
           5.20% due 10/01/15..................    197,000      188,395
          Reliant Energy, Inc.
           Sr. Sec. Notes
           6.75% due 12/15/14..................     50,000       44,125
          Reliant Energy, Inc.
           Notes
           9.50% due 07/15/13..................     50,000       50,063
          Sempra Energy
           Sr. Notes
           4.62% due 05/17/07..................    203,000      201,193
          Southern California Edison Co.
           Series 2006-A
           5.63% due 02/01/36..................    108,000      101,093
          Southern California Gas Co.
           1st Mtg. Bonds
           5.75% due 11/15/35..................     70,000       68,038
          Southern Energy, Inc.
           Notes
           7.90% due 07/15/09(4)(7)+...........  1,125,000            0
          Tennessee Gas Pipeline Co.
           Debentures
           7.00% due 10/15/28..................    400,000      395,435
          Tiverton/Rumford Power Assoc., Ltd.
           Guaranteed Notes
           9.00% due 07/15/18(6)(8)*...........    298,012      257,781
          Transcontinental Gas Pipe Line Corp.
           Sr. Notes
           8.88% due 07/15/12..................     25,000       28,500
          VeraSun Energy Corp.
           Sr. Notes
           9.88% due 12/15/12*.................    375,000      397,500
          Williams Cos., Inc.
           Notes 7.88% due 09/01/21............    700,000      752,500
                                                           ------------
                                                             10,849,080
                                                           ------------
        Total Bonds & Notes
           (cost $102,398,292).................             101,516,040
                                                           ------------
        CONVERTIBLE BONDS -- 0.1%
        Health Services -- 0.0%
          Genesis Healthcare Corp.
           Sr. Sub. Debentures
           2.50% due 03/15/25*.................     75,000       75,844
                                                           ------------
        Telecommunications -- 0.1%
          ICO North America, Inc.
           Sr. Notes
           7.50% due 08/15/09(4)(7)(12)........    200,000      254,000
                                                           ------------
        Total Convertible Bonds
           (cost $275,000).....................                 329,844
                                                           ------------


                                                       Principal   Value
                 Security Description                  Amount**   (Note 2)
     ---------------------------------------------------------------------
     FOREIGN BONDS & NOTES -- 34.2%
     Banks -- 0.2%
       Caisse Nationale des Caisses
        d'Epargne et de Prevoyance
        Bonds
        5.09% due 12/30/49(1).....................     $141,000  $  124,609
       Mizuho Finance
        Bonds
        8.38% due 12/29/49........................      175,000     186,375
       National Westminster Bank PLC
        Sub. Notes
        7.75% due 10/16/07(2).....................       67,000      69,145
       UOB Cayman, Ltd.
        Guaranteed Notes
        5.80% due 03/15/16*(2)(10)................      150,000     146,837
                                                                 ----------
                                                                    526,966
                                                                 ----------
     Broadcasting & Media -- 0.4%
       Corp. Interamericana De Entretenimiento SA
        Sr. Notes
        8.88% due 06/14/15*.......................      300,000     297,000
       Grupo Televisa SA
        Sr. Notes
        6.63% due 03/18/25........................      181,000     177,607
       Telenet Group Holding NV
        Sr. Notes
        11.50% due 06/15/14*(5)...................      956,000     799,455
                                                                 ----------
                                                                  1,274,062
                                                                 ----------
     Chemicals -- 0.2%
       Rhodia SA
        Sr. Sub. Notes
        8.88% due 06/01/11........................      725,000     746,750
                                                                 ----------
     Conglomerate -- 0.0%
       Tyco International Group SA
        Sr. Notes
        6.75% due 02/15/11........................      150,000     156,012
                                                                 ----------
     Electronics -- 0.2%
       Avago Technologies Wireless
        Sr. Notes
        10.13% due 12/01/13*......................      350,000     375,813
       Celestica, Inc.
        Sr. Sub. Notes
        7.63% due 07/01/13........................       50,000      50,125
       STATS ChipPAC, Ltd.
        Sr. Notes
        6.75% due 11/15/11........................       75,000      73,500
                                                                 ----------
                                                                    499,438
                                                                 ----------
     Energy Services -- 0.2%
       ENI Coordination Center
        Guaranteed Notes
        5.25% due 12/27/07........................ GBP  205,000     358,191
       Weatherford International, Inc.
        Sr. Notes
        5.50% due 02/15/16........................      112,000     109,825
                                                                 ----------
                                                                    468,016
                                                                 ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                                 Principal    Value
                  Security Description           Amount**    (Note 2)
          -----------------------------------------------------------
          FOREIGN BONDS & NOTES (continued)
          Energy Sources -- 0.3%
            BHP Billiton Finance, Ltd.
             Guaranteed Notes
             5.00% due 12/15/10................. $  150,000 $  147,470
            Nexen, Inc
             Notes
             5.88% due 03/10/35.................     80,000     74,573
            North America Energy Partners, Inc.
             Sr. Notes
             8.75% due 12/01/11.................    310,000    302,250
            North America Energy Partners, Inc.
             Sr. Notes
             9.00% due 06/01/10.................    175,000    183,312
            Talisman Energy, Inc.
             Sr. Notes
             5.85% due 02/01/37.................    180,000    169,210
                                                            ----------
                                                               876,815
                                                            ----------
          Financial Services -- 1.0%
            Aries Vermogensverwaltungs GmbH
             Bonds
             9.60% due 10/25/14.................  1,000,000  1,249,400
            Basell AF SCA
             Sr. Notes
             8.38% due 08/15/15*................    750,000    744,375
            Bluewater Finance, Ltd.
             Guaranteed Sr. Notes
             10.25% due 02/15/12................    350,000    367,500
            Canadian Oil Sands, Ltd.
             Notes
             5.80% due 08/15/13*................     96,000     95,810
            Compton Petroleum Finance Corp.
             Sr. Notes
             7.63% due 12/01/13*................    250,000    250,000
            FBG Finance, Ltd.
             Notes
             5.88% due 06/15/35*................     60,000     54,593
            HBOS Capital Funding LP
             Notes
             6.85% due 3/23/09(10)..............    175,000    175,438
            Nationwide Building Society
             Sr. Notes
             2.63% due 01/30/07*................     85,000     83,248
            SovRisc BV
             Notes
             4.63% due 10/31/08*................    133,000    131,288
                                                            ----------
                                                             3,151,652
                                                            ----------
          Food, Beverage & Tobacco -- 0.0%
            Diageo Capital PLC
             Guaranteed Notes
             4.38% due 05/03/10.................     88,000     84,480
                                                            ----------
          Forest Products -- 0.3%
            Abitibi-Consolidated, Inc.
             Debentures
             8.55% due 08/01/10.................    575,000    577,875


                                                Principal    Value
                 Security Description           Amount**    (Note 2)
           ----------------------------------------------------------
           Forest Products (continued)
             Abitibi-Consolidated, Inc.
              Debentures
              8.85% due 08/01/30...........     $  225,000 $  201,938
             Tembec Industries, Inc.
              Sr. Notes
              8.63% due 06/30/09...........         50,000     30,125
                                                           ----------
                                                              809,938
                                                           ----------
           Gas & Pipeline Utilities -- 0.0%
             Kinder Morgan Finance Co. ULC
              Guaranteed Notes
              5.70% due 01/05/16...........         96,000     93,528
                                                           ----------
           Government Agencies -- 29.4%
             Canadian Government
              Bonds
              4.25% due 09/01/08........... CAD  1,032,000    887,811
             Canadian Government
              Debentures
              5.00% due 06/01/14........... CAD    890,000    800,775
             Canadian Government
              Bonds
              5.75% due 09/01/06........... CAD  2,555,000  2,203,139
             Commonwealth of Australia
              Bonds
              7.50% due 09/15/09........... AUD  2,360,000  1,801,306
             Dominican Republic
              Bonds
              8.63% due 04/20/27*..........        330,000    339,075
             Federal Republic of Brazil
              Bonds
              5.49% due 07/05/06........... BRL  7,824,000  3,633,604
             Federal Republic of Brazil
              Notes
              7.88% due 03/07/15...........        910,000    982,345
             Federal Republic of Brazil
              Bonds
              8.00% due 01/15/18...........      2,700,000  2,925,450
             Federal Republic of Brazil
              Bonds
              8.25% due 01/20/34...........      2,400,000  2,644,800
             Federal Republic of Brazil
              Bonds
              8.75% due 02/04/25...........      1,200,000  1,374,000
             Federal Republic of Brazil
              Bonds
              8.88% due 10/14/19...........        680,000    785,400
             Federal Republic of Brazil
              Bonds
              8.88% due 04/15/24...........        145,000    167,620
             Federal Republic of Brazil
              Notes
              10.25% due 06/17/13..........        580,000    704,120
             Federal Republic of Brazil
              Bonds
              10.50% due 07/14/14..........        485,000    603,825
             Federal Republic of Brazil
              Notes
              11.00% due 01/11/12..........        240,000    293,400

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                                 Principal     Value
               Security Description              Amount**     (Note 2)
        --------------------------------------------------------------
        FOREIGN BONDS & NOTES (continued)
        Government Agencies (continued)
          Federal Republic of Brazil
           Bonds
           11.00% due 08/17/40.............     $  4,840,000 $6,209,720
          Government of Germany
           Notes
           4.75% due 07/04/34.............. EUR      605,000    825,109
          Gobierno De La Republica Bolivia
           Notes
           6.00% due 12/09/20..............          690,000    634,110
          Government of Hungary
           Bonds
           9.25% due 10/12/07.............. HUF  114,000,000    537,846
          Government of Japan
           Bonds
           0.50% due 06/20/06.............. JPY   68,000,000    578,515
          Government of Japan
           Bonds
           0.90% due 12/22/08.............. JPY      300,000      2,553
          Kingdom of Netherlands
           Bonds
           5.25% due 07/15/08.............. EUR      355,000    447,831
          Kingdom Of Norway
           Notes
           6.50% due 05/15/13.............. NOK    9,020,000  1,600,011
          Kingdom of Spain
           Notes
           5.75% due 07/30/32.............. EUR      535,000    826,654
          Kingdom of Spain
           Bonds
           6.15% due 01/31/13.............. EUR    1,199,000  1,663,877
          Kingdom of Sweden
           Bonds
           4.00% due 12/01/09.............. SEK    2,900,000    381,019
          Kingdom of Sweden
           Bonds
           4.50% due 08/12/15.............. SEK   17,310,000  2,368,749
          Kingdom of Sweden
           Bonds
           5.00% due 01/28/09.............. SEK   17,800,000  2,397,406
          Kingdom of Sweden
           Bonds
           5.50% due 10/08/12.............. SEK    8,200,000  1,169,699
          Government of New Zealand
           Bonds
           6.00% due 07/15/08.............. NZD    2,100,000  1,291,256
          Peru Government International
           Bonds
           8.75% due 11/21/33..............        1,050,000  1,170,750
          Government of Poland
           Bonds
           5.75% due 03/24/10.............. PLN    1,520,000    486,068
          Republic of Argentina
           Bonds
           4.89% due 08/03/12(1)...........        4,270,000  3,490,725
          Republic of Argentina
           Bonds
           8.28% due 12/31/38..............        1,494,761    565,767


                                               Principal      Value
              Security Description             Amount**      (Note 2)
         -------------------------------------------------------------
         Government Agencies (continued)
           Republic of Argentina
            Bonds
            8.28% due 12/31/33..........     $    1,500,432 $1,474,174
           Republic of Colombia
            Bonds
            12.00% due 10/22/15(4)...... COP  3,137,000,000  1,724,477
           Republic of Greece
            Bonds
            5.25% due 05/18/12..........            310,000    404,683
           Republic of Hungary
            Notes
            9.00% due 04/12/07.......... HUF    346,000,000  1,619,078
           Republic of Indonesia
            Notes
            7.25% due 04/20/15..........            500,000    510,349
           Republic of Indonesia
            Bonds
            8.50% due 10/12/35*.........          1,205,000  1,343,575
           Republic of Italy
            Bonds
            5.25% due 11/01/29.......... EUR        538,000    741,918
           Republic of Peru
            Bonds
            5.00% due 03/07/07(2).......            158,000    150,100
           Republic of Peru
            Notes
            7.35% due 07/21/25..........          1,740,000  1,709,550
           Republic of Philippines
            Bonds
            7.75% due 01/14/31..........            550,000    554,125
           Republic of Philippines
            Bonds
            8.25% due 01/15/14..........          1,460,000  1,582,275
           Republic of Philippines
            Bonds
            9.88% due 01/15/19..........            470,000    565,763
           Republic of Philippines
            Bonds
            10.63% due 03/16/25.........            820,000  1,062,925
           Republic of South Africa
            Bonds
            8.75% due 12/21/14.......... ZAR      6,830,000  1,194,317
           Republic of South Africa
            Bonds
            13.00% due 08/31/10......... ZAR     13,820,000  2,713,566
           Republic of South Africa
            Bonds
            13.50% due 09/15/15......... ZAR      1,925,000    436,791
           Republic of Turkey
            Notes
            6.88% due 03/17/36..........            280,000    270,200
           Republic of Turkey
            Notes
            7.25% due 03/15/15..........          2,100,000  2,186,625
           Republic of Turkey
            Sr. Notes
            11.88% due 01/15/30.........          2,030,000  3,133,813

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                                  Principal    Value
               Security Description               Amount**    (Note 2)
       -----------------------------------------------------------------
       FOREIGN BONDS & NOTES (continued)
       Government Agencies (continued)
         Republic of Ukraine
          Sr. Notes
          7.65% due 06/11/13................     $ 1,390,000 $ 1,458,666
         Republic of Uruguay
          Bonds
          7.50% due 03/15/15................         225,000     234,000
         Republic of Uruguay
          Bonds
          8.00% due 11/18/22................       1,115,000   1,165,175
         Republic of Venezuela
          Bonds
          8.50% due 10/08/14................       2,020,000   2,262,400
         Republic of Venezuela
          Bonds
          9.25% due 09/15/27................       2,105,000   2,674,402
         Republic of Venezuela
          Bonds
          9.38% due 01/13/34................         910,000   1,162,525
         Republic of Uruguay
          Bonds
          9.25% due 05/17/17................         400,000     464,000
         Russian Federation
          Bonds
          5.00% due 03/31/07................       4,330,000   4,750,876
         Russian Federation
          Bonds
          7.50% due 03/31/07*(5)............         650,000     710,938
         Russian Federation
          Bonds
          12.75% due 06/24/28...............         200,000     356,760
         United Kingdom Treasury
          Notes
          4.00% due 03/07/09................ GBP     660,000   1,131,673
         United Kingdom Treasury
          Notes
          5.00% due 03/07/08................ GBP     605,000   1,061,743
         United Kingdom Treasury
          Bonds
          5.00% due 09/07/14................ GBP     580,000   1,048,402
         United Mexican States
          Bonds
          8.30% due 08/15/31................         555,000     670,718
         United Mexican States
          Notes
          9.50% due 12/18/14................ MXN  12,355,000   1,206,803
         United Mexican States,
          Notes, Series A
          6.75% due 09/27/34................         310,000     320,075
         United Mexican States,
          Notes, Series A
          7.50% due 04/08/33................         590,000     657,850
                                                             -----------
                                                              91,509,645
                                                             -----------
       Household & Personal Products -- 0.1%
         Vitro Envases Norteamerica SA
          Sr. Sec. Notes
          10.75% due 07/23/11*..............         350,000     367,500
                                                             -----------
       Insurance -- 0.4%
         Aegon NV
          Bonds
          5.02% due 04/15/06................         201,000     176,880


                                                  Principal    Value
               Security Description               Amount**    (Note 2)
        --------------------------------------------------------------
        Insurance (continued)
          Fairfax Financial Holdings, Ltd.
           Notes
           8.25% due 10/01/15...............     $   850,000 $  748,000
          ING Groep NV
           Notes
           5.78% due 12/08/15(2)(10)........         160,000    155,637
          Montpelier Re Holdings, Ltd.
           Sr. Notes
           6.13% due 08/15/13...............         128,000    121,884
                                                             ----------
                                                              1,202,401
                                                             ----------
        Leisure & Tourism -- 0.1%
          Grupo Posadas SA de CV
           Sr. Notes
           8.75% due 10/04/11*..............         175,000    181,563
                                                             ----------
        Machinery -- 0.0%
          Magnachip Semiconductor SA
           Sr. Sub. Notes
           8.00% due 12/15/14...............          50,000     46,750
                                                             ----------
        Metals & Mining -- 0.3%
          Adaro Finance BV
           Notes
           8.50% due 12/08/10*..............         200,000    205,500
          CSN Islands IX Corp.
           Guaranteed Notes
           10.00% due 01/15/15*.............         250,000    290,625
          CSN Islands VIII Corp.
           Guaranteed Sr. Notes
           9.75% due 12/16/13*..............         275,000    310,062
          Falconbridge, Ltd.
           Notes
           8.38% due 02/15/11...............          96,000    105,539
          Inco, Ltd.
           Debentures
           7.20% due 09/15/32...............         100,000    103,619
          Teck Cominco, Ltd.
           Sr. Notes
           6.13% due 10/01/35...............          60,000     56,450
                                                             ----------
                                                              1,071,795
                                                             ----------
        Pharmaceuticals -- 0.6%
          Abbott Japan Co. Ltd.
           Guaranteed Bonds
           1.05% due 11/06/08............... JPY  76,000,000    644,813
          Elan Corp. PLC
           Sr. Notes
           8.75% due 11/15/11(1)............         350,000    344,750
          Elan Finance PLC
           Sr. Notes
           7.75% due 11/15/11...............         800,000    758,000
                                                             ----------
                                                              1,747,563
                                                             ----------
        Real Estate Companies -- 0.0%
          Brookfield Asset Management, Inc.
           Sr. Notes
           8.13% due 12/15/08...............          76,000     80,775
                                                             ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                               Principal     Value
                  Security Description         Amount**     (Note 2)
          ------------------------------------------------------------
          FOREIGN BONDS & NOTES (continued)
          Retail -- 0.1%
            Jean Coutu Group, Inc.
             Sr. Sub. Notes
             8.50% due 08/01/14............... $  350,000 $    321,125
                                                          ------------
          Telecommunications -- 0.2%
            British Telecommunications PLC
             Bonds
             8.63% due 12/15/30...............    180,000      230,270
            Rogers Wireless, Inc.
             Sr. Notes
             7.25% due 12/15/12...............    125,000      131,719
            Telecom Italia Capital SA
             Guaranteed Sr. Notes, Series B
             5.25% due 11/15/13...............     14,000       13,265
            Telecom Italia Capital SA
             Guaranteed Sr. Notes, Series C
             6.38% due 11/15/33...............    111,000      104,596
            TELUS Corp.
             Notes
             7.50% due 06/01/07...............     38,000       38,859
                                                          ------------
                                                               518,709
                                                          ------------
          Transportation -- 0.2%
            Canadian National Railway Co.
             Notes
             6.38% due 10/15/11...............    150,000      156,644
            Ultrapetrol Bahamas, Ltd.
             1st Mtg. Notes
             9.00% due 11/24/14...............    425,000      399,500
                                                          ------------
                                                               556,144
                                                          ------------
          Utilities -- 0.0%
            AES Chivor
             Notes
             9.75% due 12/30/14*..............    100,000      112,000
            AES Drax Energy, Ltd.
             Notes
             11.50% due 08/30/10(6)(7)+.......    725,000          725
                                                          ------------
                                                               112,725
                                                          ------------
          Total Foreign Bonds & Notes
             (cost $105,729,036)..............             106,404,352
                                                          ------------
          U.S. GOVERNMENT OBLIGATIONS -- 11.9%
          U.S Treasury Bonds -- 2.7%
            5.38% due 02/15/31................  8,005,000    8,426,511
            6.25% due 08/15/23................    166,000      188,268
                                                          ------------
                                                             8,614,779
                                                          ------------
          U.S. Treasury Notes -- 9.2%
            3.63% due 01/15/10................    803,000      769,814
            3.88% due 05/15/10................    175,000      168,793
            3.88% due 09/15/10................      7,000        6,733
            4.00% due 02/15/15................  1,501,000    1,406,659
            4.25% due 10/15/10................    130,000      126,963
            4.25% due 01/15/11................  2,000,000    1,950,390
            4.25% due 08/15/15................  2,662,000    2,535,866
            4.38% due 12/31/07................  1,500,000    1,488,047
            4.38% due 12/15/10................    101,000       99,071
            4.50% due 11/15/10................     70,000       69,059


                                                    Principal    Value
                 Security Description               Amount**    (Note 2)
     ---------------------------------------------------------------------
     U.S. Treasury Notes (continued)
       4.50% due 11/15/15......................... $ 1,970,000 $ 1,911,670
       4.63% due 02/29/08.........................      63,000      62,747
       6.88% due 05/15/06.........................  17,900,000  17,943,354
                                                               -----------
                                                                28,539,166
                                                               -----------
     Total U.S. Government Obligations
        (cost $37,719,137)........................              37,153,945
                                                               -----------
     U.S. GOVERNMENT AGENCIES -- 9.6%
     Federal Home Loan Bank -- 0.6%
       3.50% due 05/15/07.........................     600,000     589,475
       3.88% due 12/20/06.........................     600,000     594,710
       4.50% due 09/08/08.........................     600,000     592,489
                                                               -----------
                                                                 1,776,674
                                                               -----------
     Federal Home Loan Mortgage Corporation -- 5.5%
       3.63% due 02/15/07.........................     624,000     616,058
       4.13% due 07/12/10.........................     300,000     288,364
       4.35% due 06/02/08.........................     600,000     589,745
       4.45% due 03/06/08.........................     600,000     592,546
       4.50% due 02/01/20.........................     266,917     254,840
       4.50% due 08/01/20.........................     453,486     432,967
       4.75% due 01/18/11.........................     310,000     304,693
       5.00% due 09/01/18.........................     610,801     596,426
       5.00% due 07/01/20.........................     926,344     903,082
       5.00% due 06/15/31(3)......................     421,548     413,467
       5.00% due 02/01/34.........................     522,965     498,912
       5.00% due 05/01/34.........................     332,378     316,832
       5.00% due 02/01/35.........................     758,923     723,427
       5.00% due 08/01/35.........................   1,072,936   1,021,116
       5.00% due 11/01/35.........................   1,740,238   1,656,189
       5.00% due 04/01/36.........................     750,000     713,594
       5.13% due 12/15/13(3)......................     381,823     378,585
       5.50% due 12/15/18(3)......................     545,853     541,273
       5.50% due 07/01/35.........................   2,874,467   2,807,392
       6.00% due 07/01/35.........................     279,957     280,140
       6.50% due 05/01/29.........................      10,145      10,391
       6.50% due 02/01/35.........................   1,500,000   1,529,190
       6.50% due 03/01/36.........................     425,042     433,277
       6.88% due 09/15/10.........................   1,156,000   1,234,401
       7.00% due 06/01/29.........................      18,512      19,067
       8.50% due 05/01/08.........................      17,972      18,398
       10.00% due 05/15/20(3).....................      23,819      23,757
       11.57% due 06/15/21(3)(11).................      14,210         264
                                                               -----------
                                                                17,198,393
                                                               -----------
     Federal National Mortgage Association -- 3.5%
       3.00% due 03/02/07.........................     600,000     588,662
       4.50% due 06/01/19.........................     642,911     615,292
       4.75% due 12/15/10.........................     375,000     368,609
       5.00% due 06/01/19.........................     350,898     342,406
       5.00% due 03/01/34.........................     386,023     368,153
       5.00% due 11/01/34.........................     644,377     614,547
       5.25% due 08/01/12.........................     576,000     570,161
       5.50% due 02/01/36(1)......................     424,531     424,435
       5.50% due 07/01/19.........................     442,928     440,390
       5.50% due 09/01/20.........................     465,308     462,626
       5.50% due 01/01/29.........................      10,367      10,162
       5.50% due 06/01/29.........................     172,448     169,016

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)


                                                  Principal
                                                   Amount/     Value
                   Security Description           Shares**    (Note 2)
           ------------------------------------------------------------
           U.S. GOVERNMENT AGENCIES (continued)
           Federal National Mortgage Association (continued)
             5.50% due 06/01/34.................. $427,485   $   417,891
             5.50% due 03/01/35..................  678,262       662,256
             5.50% due 12/01/35..................  849,999       829,941
             6.00% due 02/01/32..................  154,681       154,887
             6.00% due 05/01/34..................   27,614        27,626
             6.00% due 10/01/34..................  827,398       827,746
             6.00% due 10/01/34..................  754,268       754,586
             6.00% due 04/01/35..................  901,988       902,368
             6.00% due 06/01/35..................  657,551       657,784
             6.50% due 04/01/34..................  373,267       380,857
             6.50% due 02/01/35..................  105,970       108,124
             7.50% due 01/01/30..................   20,149        21,074
             7.50% due 09/01/30..................    3,508         3,667
             8.00% due 11/01/28..................   33,107        35,238
             8.80% due 01/25/19(3)...............   50,531        53,505
             10.40% due 04/25/19(3)..............    8,810         9,468
             13.00% due 11/15/15.................   10,154        11,199
                                                             -----------
                                                              10,832,676
                                                             -----------
           Government National Mortgage Association -- 0.0%
             7.50% due 07/15/27..................   21,423        22,511
             7.50% due 10/15/27..................   60,838        63,930
             7.50% due 10/15/27..................    7,464         7,843
                                                             -----------
                                                                  94,284
                                                             -----------
           U.S. Government Agencies -- 0.0%
             Tennessee Valley Authority
             Bonds
             4.65% due 06/15/35..................  105,000        94,024
                                                             -----------
           Total U.S. Government Agencies
              (cost $30,610,778).................             29,996,051
                                                             -----------
           COMMON STOCK -- 2.0%
           Broadcasting & Media -- 0.0%
             Charter Communications, Inc.........   41,072        44,768
             Ono Finance, PLC(4)(7)+*............      100             0
                                                             -----------
                                                                  44,768
                                                             -----------
           Energy Services -- 1.0%
             Mirant Corp.........................   46,719     1,167,975
             Trico Marine Services, Inc.+........   54,957     1,775,111
                                                             -----------
                                                               2,943,086
                                                             -----------
           Leisure & Tourism -- 0.0%
             Shreveport Gaming
              Holdings, Inc.(4)(7)(12)+..........    2,441        56,199
                                                             -----------
           Machinery -- 0.1%
             NES Rentals Holding, Inc.(7)+.......   19,435       355,855
                                                             -----------
           Telecommunications -- 0.9%
             iPCS, Inc.(7)+......................   60,413     2,839,411
                                                             -----------
           Total Common Stock
              (cost $3,369,087)..................              6,239,319
                                                             -----------
           PREFERRED STOCK -- 0.6%
           Broadcasting & Media -- 0.3%
             Paxson Communications Corp.
              14.25%(9)..........................       99       863,775
                                                             -----------
           Government Agencies -- 0.0%
             Federal National Mortgage
              Association 7.00%(1)...............    1,080        58,860
                                                             -----------

                                                     Principal
                                                      Amount/      Value
                 Security Description                Shares**     (Note 2)
   ------------------------------------------------------------------------
   Financial Services -- 0.1%
     General Electric Capital Corp. 4.50%(5)........ $   16,000 $    364,800
     TCR Holdings, Class B(4)(7)....................        570            6
     TCR Holdings, Class C(4)(7)....................        314            3
     TCR Holdings, Class D(4)(7)....................        827            8
     TCR Holdings, Class E(4)(7)....................      1,711           17
                                                                ------------
                                                                     364,834
                                                                ------------
   Insurance -- 0.1%
     Endurance Specialty Holdings, Ltd.
      7.75%.........................................     13,000      314,860
                                                                ------------
   Retail Stores -- 0.1%
     GNC Corp.
      12.00%(9)(7)..................................        100       92,500
     Rent-Way, Inc.
      8.00%(4)(7)(12)...............................          4       42,888
                                                                ------------
                                                                     135,388
                                                                ------------
   Total Preferred Stock
      (cost $1,686,745).............................               1,737,717
                                                                ------------
   RIGHTS+ -- 0.3%
   Government Agencies -- 0.3%
     Republic of Argentina,
      Expires 12/15/35(2)(14).......................  9,142,161      845,650
     United Mexican States,
      Series D
      Expires 06/30/06 VRR(4).......................  1,400,000       18,900
     United Mexico States,
      Series E
      Expires 06/30/07 VRR(4).......................  1,400,000       35,000
                                                                ------------
   Total Rights
      (cost $433,879)...............................                 899,550
                                                                ------------
   WARRANTS+ -- 0.0%
   Energy Sources -- 0.0%
     Transmeridian Exploration, Inc.
      Expires 12/15/10 (Strike Price
      $4.31)(4)(12).................................     13,811       27,622
                                                                ------------
   Telecommunications -- 0.0%
     GT Group Telecom, Inc.
      Expires 02/01/10 (Strike Price $0.00)(4)(7)*..        150            1
     Leap Wireless International, Inc.
      Expires 04/15/10 (Strike Price $96.80)(4)(7)*.        500            0
     Leap Wireless International, Inc.
      Expires 04/15/10 (Strike Price $96.80)(4)(7)*.        350            0
                                                                ------------
                                                                           1
                                                                ------------
   Total Warrants
      (cost $46,761)................................                  27,623
                                                                ------------
   Total Long-Term Investment
    Securities -- 92.4%
      (cost $287,121,055)...........................             288,842,483
                                                                ------------
   SHORT-TERM INVESTMENT
    SECURITIES -- 1.8%
     Time Deposit with State Street
      Bank & Trust Co.
      2.50% due 04/03/06
      (cost $5,393,000).............................  5,393,000    5,393,000
                                                                ------------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                               Principal      Value
                Security Description           Amount**      (Note 2)
         -------------------------------------------------------------
         REPURCHASE AGREEMENTS -- 3.2%
           State Street Bank & Trust Co.
            Joint Repurchase Agreement(13)... $    34,000  $     34,000
           UBS Securities, LLC Joint
            Repurchase Agreement Account(13).  10,000,000    10,000,000
                                                           ------------
         Total Repurchase Agreements
            (cost $10,034,000)...............                10,034,000
                                                           ------------
         TOTAL INVESTMENTS --
            (cost $302,548,055)@.............        97.8%  304,269,483
         Other assets less liabilities.......         2.2     6,747,487
                                              -----------  ------------
         NET ASSETS --                              100.0% $311,016,970
                                              ===========  ============

--------
#    Security represents an investment in an affiliated company; see Note 7.
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of these securities was $22,931,997 representing 7.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**   Denominated in United States dollars unless otherwise indicated.
AUD -- Australian Dollar
BRL -- Brazilian Real
CAD -- Canadian Dollar
COP -- Colombian Peso
EUR -- Euro
GBP -- Pound Sterling
HUF -- Hungarian Forint
JPY -- Japanese Yen
MXN -- Mexican Peso
NOK -- Norwegian Krone
NZD -- NewZealand Dollar
PLN -- Polish Zloty
SEK -- Swedish Krone
ZAR -- SouthAfrican Rand
@    See Note 5 for cost of investments on a tax basis.
(1) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2006.
(2) Variable rate security -- the rate reflected is as of March 31, 2006; maturity date reflects next reset date.
(3)  Collateralized Mortgage Obligation
(4)  Fair valued security; see Note 1.
(5) "Step-up" security where the rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased rate.
(6)  Bond in default.
(7)  Illiquid Security
(8)  Company has filed for Chapter 11 bankruptcy protection.
(9) PIK ("Payment-in-Kind") Security. Payment made with additional securities in lieu of cash.
(10) Security has a perpetual maturity date. The maturity date shown reflects the next call date.
(11) Interest only
(12) To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2006, the Strategic Bond Fund held the following restricted securities:

                                                                Market
                                                                Value    % of
                    Acquisition Principal/ Acquisition  Market   per     Net
 Name                  Date       Shares      Cost      Value   Share   Assets
 ----               ----------- ---------- ----------- -------- ------- ------
 Rent-Way
  8.00%
  Preferred
  Stock............ 05/29/2003          3   $ 25,000   $ 32,166 $10,722  0.01%
 Rent-Way
  8.00%
  Preferred
  Stock............ 05/19/2004          1     10,000     10,722  10,722  0.00%
 Shreveport
  Gaming
  Holdings, Inc.... 07/29/2005      2,047     47,128     47,128      23  0.02%
 Shreveport
  Gaming
  Holdings, Inc.... 07/21/2005        394      9,073      9,071      23  0.00%
 ICO North
  America, Inc..... 08/11/2005   $200,000    200,000    254,000     127  0.08%
 Transmeridian
  Exploration, Inc. 12/08/2005     13,811     37,980     27,622       2  0.01%
 Transmeridian
  Exploration, Inc. 12/08/2005   $200,000    163,586    200,000     100  0.06%
 AmerisourceBergen
  Corp............. 01/06/2006   $150,000    150,906    147,525      98  0.05%
                                                       --------          ----
                                                       $728,234          0.23%
                                                       ========          ====

(13) See Note 2 for details of Joint Repurchase Agreement.
(14) Gross Domestic Product ("GDP") linked security. Income is linked to the growth of Argentina's GDP.
(15) Security is subject to litigation, the outcome of which is still to be determined.
Open Forward Foreign Currency Contracts

                                                        Gross
                  Contract         In       Delivery  Unrealized
                 to Deliver   Exchange For    Date   Appreciation
               ------------------
               CAD* 3,090,000 USD 2,726,912 05/03/06   $78,612
               USD    771,278 EUR   638,000 04/07/06     2,207
               USD  1,085,000 GBP   625,000 04/07/06       951
                                                       -------
                                                       $81,770
                                                       =======

                                                        Gross
                  Contract         In       Delivery  Unrealized
                 to Deliver   Exchange For    Date   Depreciation
               ------------------
               USD* 2,667,311 CAD 3,090,000 05/03/06   $(19,011)
               USD    355,177 CAD   413,000 04/07/06     (1,468)
                                                       --------
                                                        (20,479)
                                                       --------
                    Net Unrealized Appreciation.....   $ 61,291
                                                       ========

* Represents open forward currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.
--------
CAD -- Canadian Dollar
EUR -- Euro
GBP -- Pound Sterling
USD -- United States Dollar
VRR -- Value Recovery Right

See Notes to Financial Statements

        SunAmerica High Yield Bond Fund
        PORTFOLIO PROFILE -- March 31, 2006 -- (unaudited)

Industry Allocation*

                     Leisure & Tourism.............. 11.7%
                     Financial Services............. 11.5%
                     Telecommunications.............  9.8%
                     Energy Sources.................  9.2%
                     Broadcasting & Media...........  9.1%
                     Utilities......................  7.8%
                     Energy Services................  3.8%
                     Business Services..............  3.6%
                     Health Services................  3.4%
                     Forest Products................  2.8%
                     Chemicals......................  2.7%
                     Medical Products...............  2.7%
                     Automotive.....................  2.2%
                     Metals & Mining................  2.0%
                     Repurchase Agreements..........  2.0%
                     Retail Stores..................  1.8%
                     Food, Beverage & Tobacco.......  1.7%
                     Machinery......................  1.6%
                     Real Estate Investment Trusts..  1.4%
                     Electronics....................  0.9%
                     Retail.........................  0.9%
                     Conglomerate...................  0.8%
                     Household & Personal Products..  0.7%
                     Communication Equipment........  0.6%
                     Insurance......................  0.6%
                     Computers & Business Equipment.  0.5%
                     Restaurants....................  0.5%
                     Transportation.................  0.5%
                     Building Materials.............  0.4%
                     Computer Software..............  0.4%
                     Aerospace & Military Technology  0.3%
                     Internet Content...............  0.3%
                     Banks..........................  0.2%
                     Entertainment Products.........  0.2%
                     Pharmaceuticals................  0.1%
                                                     ----
                                                     98.7%
                                                     ====

Credit Quality+#

                               BBB.......   0.5%
                               BB........  27.8%
                               B.........  37.5%
                               CCC.......  19.3%
                               C.........   0.7%
                               Below C...   2.9%
                               Not Rated@  11.3%
                                          -----
                                          100.0%
                                          =====

--------
* Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating or, the rating is unavailable from the data source.
+ Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006



                                                  Principal    Value
                  Security Description             Amount     (Note 2)
        --------------------------------------------------------------
        BONDS & NOTES -- 78.9%
        Aerospace & Military Technology -- 0.3%
          DeCrane Aircraft Holdings
           Guaranteed Sr. Sec. Notes, Series B
           12.00% due 09/30/08................... $1,700,000 $1,215,500
                                                             ----------
        Automotive -- 1.4%
          Cooper-Standard Automotive, Inc.
           Sr. Sub. Notes
           8.38% due 12/15/14....................    830,000    647,400
          Dura Operating Corp.
           Sr. Notes
           8.63% due 04/15/12....................  1,261,000  1,037,172
          Exide Corp.
           10.00% due 03/15/25+(1)(8)............  1,650,000          0
          Ford Motor Co.
           Bonds
           6.63% due 10/01/28....................  2,525,000  1,691,750
          Nationsrent, Inc.
           Guaranteed Unsec. Notes
           9.50% due 05/01/15....................    900,000    972,000
          Stanadyne Corp.
           Sr. Sub. Notes
           10.00% due 08/15/14...................    475,000    454,813
                                                             ----------
                                                              4,803,135
                                                             ----------
        Banks -- 0.2%
          AAC Group Holding Corp.
           Sr. Notes
           10.25% due 10/01/12(2)................  1,025,000    794,375
                                                             ----------
        Broadcasting & Media -- 7.6%
          Adelphia Communications Corp.
           Sr. Notes
           10.25% due 06/15/11+(3)(4)............    825,000    519,750
          AMC Entertainment, Inc.
           Sr. Sub. Notes
           9.88% due 02/01/12....................    700,000    689,500
          Cablevision Systems Corp.
           Sr. Notes
           8.72% due 04/01/09(5).................    650,000    681,688
          Charter Communications Holdings II LLC
           Sr. Notes Series B
           10.25% due 09/15/10*..................  1,975,000  1,935,500
          Charter Communications Holdings LLC
           Sr. Notes
           11.13% due 01/15/11...................    775,000    410,750
          Charter Communications Holdings LLC
           Sr. Notes
           9.63% due 11/15/09....................  2,525,000  1,691,750
          Charter Communications Holdings LLC
           Sr. Notes
           9.92% due 04/01/11(2).................  3,825,000  1,969,875
          Charter Communications Holdings LLC
           Sr. Notes
           10.25% due 01/15/10...................    375,000    224,062
          Charter Communications Holdings LLC
           Sr. Notes
           10.75% due 10/01/09...................  2,075,000  1,411,000


                                               Principal    Value
                  Security Description          Amount     (Note 2)
           ---------------------------------------------------------
           Broadcasting & Media (continued)
             Cinemark, Inc.
              Sr. Disc. Notes
              9.75% due 03/15/14(2)........... $  875,000 $   669,375
             CSC Holdings, Inc.
              Sr. Debentures, Series B
              8.13% due 08/15/09..............    825,000     851,813
             Fisher Communications, Inc.
              Sr. Notes
              8.63% due 09/15/14..............  1,650,000   1,744,875
             Haights Cross Operating Co.
              Sr. Notes
              11.75% due 08/15/11.............    475,000     495,781
             Insight Communications Co., Inc.
              Sr. Disc. Notes
              12.25% due 02/15/11(2)..........  1,665,000   1,769,062
             Network Communications, Inc.
              Sr. Notes
              10.75% due 12/01/13*............    250,000     254,375
             Nexstar Finance, Inc.
              Sr. Sub. Notes
              7.00% due 01/15/14..............  2,100,000   1,984,500
             Paxson Communications Corp.
              Sec. Notes
              10.78% due 01/15/13*(5).........  3,350,000   3,316,500
             Rogers Wireless, Inc.
              Sr. Notes
              7.25% due 12/15/12..............    500,000     526,875
             Telex Communications, Inc.
              Sr. Sec. Notes
              11.50% due 10/15/08.............    300,000     320,250
             Vertis, Inc.
              Sr. Notes
              10.88% due 06/15/09.............    575,000     564,938
             Young Broadcasting, Inc.
              Guaranteed Sr. Sec. Notes
              8.75% due 01/15/14..............  1,050,000     897,750
             Young Broadcasting, Inc.
              Guaranteed Sub. Notes
              10.00% due 03/01/11.............  2,900,000   2,675,250
                                                          -----------
                                                           25,605,219
                                                          -----------
           Building Materials -- 0.4%
             Dayton Superior Corp.
              Sr. Sec. Notes
              10.75% due 09/15/08.............  1,366,000   1,391,613
                                                          -----------
           Business Services -- 3.6%
             Affinity Group, Inc.
              Sr. Sub. Notes
              9.00% due 02/15/12..............  1,325,000   1,331,625
             Alderwoods Group, Inc.
              Sr. Notes
              7.75% due 09/15/12..............    425,000     436,688
             Allied Waste North America, Inc.
              Sr. Notes
              8.50% due 12/01/08..............  1,700,000   1,787,125

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                              Principal    Value
                 Security Description          Amount     (Note 2)
           --------------------------------------------------------
           BONDS & NOTES (continued)
           Business Services (continued)
             AMR Holdco, Inc.
              Sr. Sub. Notes
              10.00% due 02/15/15............ $  450,000 $   480,375
             Associated Materials, Inc.
              Sr. Sub. Notes
              9.75% due 04/15/12.............  1,675,000   1,737,812
             Corrections Corp. America
              Sr. Notes
              6.25% due 03/15/13.............    725,000     713,219
             Mobile Mini, Inc.
              Sr. Notes
              9.50% due 07/01/13.............    575,000     629,625
             Monitronics International, Inc.
              Sr. Sub. Notes
              11.75% due 09/01/10............  1,200,000   1,203,000
             Service Corp. International
              Sr. Notes
              6.75% due 04/01/16.............    400,000     396,000
             Service Corp. International
              Sr. Notes
              7.25% due 06/15/17*............  2,250,000   2,289,375
             Stewart Enterprises, Inc.
              Sr. Notes
              7.25% due 02/15/13*............  1,150,000   1,104,000
                                                         -----------
                                                          12,108,844
                                                         -----------
           Chemicals -- 1.9%
             BCI US Finance Corp.
              Sr. Sec. Notes
              10.10% due 07/15/10*(5)........    700,000     714,000
             Equistar Chemicals LP
              Notes
              8.75% due 02/15/09.............    375,000     388,125
             Equistar Chemicals LP
              Sr. Notes
              10.63% due 05/01/11............    625,000     676,562
             Montell Financial Co. BV
              Guaranteed Notes
              8.10% due 03/15/27*............  1,875,000   1,818,750
             Phosphate Resource Partners LP
              Sr. Notes
              7.00% due 02/15/08.............    725,000     734,063
             Rockwood Specialties Group
              Sr. Sub. Notes
              7.50% due 11/15/14.............    925,000     929,625
             Rockwood Specialties Group
              Sr. Sub. Notes
              10.63% due 05/15/11............    292,000     320,470
             Westlake Chemical Corp.
              Sr. Notes
              6.63% due 01/15/16.............    750,000     741,562
                                                         -----------
                                                           6,323,157
                                                         -----------
           Communication Equipment -- 0.6%
             Rural Cellular Corp.
              Sr. Sub. Notes
              9.75% due 01/15/10.............  1,875,000   1,903,125
                                                         -----------


                                                 Principal    Value
                   Security Description           Amount     (Note 2)
          ------------------------------------------------------------
          Computer Software -- 0.4%
            Solar Capital Corp.
             Sr. Notes
             9.13% due 08/15/13*................ $  825,000 $  872,438
            SS&C Technologies, Inc.
             Sr. Sub. Notes
             11.75% due 12/01/13*...............    550,000    588,500
                                                            ----------
                                                             1,460,938
                                                            ----------
          Computers & Business Equipment -- 0.5%
            Activant Solutions, Inc.
             Sr. Notes
             10.53% due 04/01/10*(5)............    550,000    561,000
            Xerox Corp. Sr.
             Notes
             7.63% due 06/15/13.................    975,000  1,026,188
                                                            ----------
                                                             1,587,188
                                                            ----------
          Conglomerate -- 0.8%
            Carriage Services, Inc.
             Sr. Notes
             7.88% due 01/15/15.................    684,000    695,970
            Covalence Specialty Materials Corp.
             Sr. Sub. Notes
             10.25% due 03/01/16*...............    375,000    393,750
            Di Finance Subordinated LLC
             Sr. Sub. Notes
             9.50% due 02/15/13.................  1,450,000  1,508,000
                                                            ----------
                                                             2,597,720
                                                            ----------
          Electronics -- 0.8%
            Advanced Micro Devices, Inc.
             Sr. Notes
             7.75% due 11/01/12.................  1,024,000  1,071,360
            Avago Technologies Finance
             Sr. Notes
             10.13% due 12/01/13*...............    675,000    724,781
            L-3 Communications Corp.
             Sr. Sub. Notes
             6.13% due 07/15/13.................    275,000    268,125
            L-3 Communications Corp.
             Sr. Sub. Notes
             6.38% due 10/15/15.................    375,000    369,375
            Sanmina-Sci Corp.
             Sr. Sub. Notes
             6.75% due 03/01/13.................    350,000    333,375
                                                            ----------
                                                             2,767,016
                                                            ----------
          Energy Services -- 1.2%
            Allis-Chalmers Energy, Inc.
             Sr. Notes
             9.00% due 01/15/14*................    675,000    664,875
            Grant Prideco, Inc.
             Sr. Notes
             6.13% due 08/15/15.................    275,000    268,125
            Hanover Compressor Co.
             Sr. Notes
             7.50% due 04/15/13.................     75,000     75,000

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                             Principal    Value
                  Security Description        Amount     (Note 2)
              ---------------------------------------------------
              BONDS & NOTES (continued)
              Energy Services (continued)
                Hanover Compressor Co.
                 Sr. Notes
                 8.63% due 12/15/10......... $  275,000 $  288,406
                Oslo Seismic Services, Inc.
                 1st Mtg. Notes
                 8.28% due 06/01/11.........    636,789    646,590
                Pride International, Inc.
                 Sr. Notes
                 7.38% due 07/15/14.........    350,000    367,500
                Seitel, Inc.
                 Sr. Notes
                 11.75% due 07/15/11........  1,450,000  1,649,375
                                                        ----------
                                                         3,959,871
                                                        ----------
              Energy Sources -- 8.7%
                Alpha Natural Resources LLC
                 Sr. Notes
                 10.00% due 06/01/08........    159,000    174,900
                Belden & Blake Corp.
                 Sec. Notes
                 8.75% due 07/15/12.........    450,000    463,500
                Calpine Corp.
                 Sec. Notes
                 8.75% due 07/15/13*(3)(4)..  8,685,000  7,968,487
                Chaparral Energy, Inc.
                 Sr. Notes
                 8.50% due 12/01/15*........  2,100,000  2,184,000
                Chesapeake Energy Corp.
                 Sr. Notes
                 6.25% due 01/15/18.........    350,000    342,125
                Chesapeake Energy Corp.
                 Sr. Notes
                 6.63% due 01/15/16.........  3,675,000  3,665,812
                Colorado Interstate Gas Co.
                 Debentures
                 6.85% due 06/15/37.........  1,000,000  1,011,432
                Copano Energy LLC
                 Sr. Notes
                 8.13% due 03/01/16*........    875,000    905,625
                Drummond Co., Inc.
                 Sr. Notes
                 7.38% due 02/15/16*........    825,000    822,938
                Encore Acquisition Co.
                 Sr. Sub. Notes
                 6.00% due 07/15/15.........    550,000    512,875
                Encore Acquisition Co.
                 Sr. Sub. Notes
                 6.25% due 04/15/14.........    300,000    287,250
                EXCO Resources, Inc.
                 Guaranteed Notes
                 7.25% due 01/15/11.........    650,000    646,750
                Hilcorp Energy I LP
                 Sr. Notes
                 10.50% due 09/01/10*.......    791,000    871,089


                                                    Principal    Value
                  Security Description               Amount     (Note 2)
      -------------------------------------------------------------------
      Energy Sources (continued)
        Hilcorp Energy I LP
         Sr. Notes
         7.75% due 11/01/15*....................... $1,125,000 $ 1,122,188
        Markwest Energy Partners LP
         Sr. Notes
         6.88% due 11/01/14........................    615,000     581,175
        Mission Energy Holding Co.
         Sr. Sec. Notes
         13.50% due 07/15/08.......................  4,125,000   4,733,437
        Newfield Exploration Co.
         Sr. Sub. Notes
         6.63% due 09/01/14........................    675,000     676,688
        Quicksilver Resources, Inc.
         Sr. Sub. Notes
         7.13% due 04/01/16........................    600,000     592,500
        Roseton Danskammer
         Guaranteed Pass-Through Certs.,
         Series B
         7.67% due 11/08/16........................  1,075,000   1,098,270
        Transmeridian Exploration, Inc.
         Sr. Notes
         12.00% due 12/15/10*(1)(9)................    650,000     650,000
                                                               -----------
                                                                29,311,041
                                                               -----------
      Entertainment Products -- 0.2%
        K2, Inc.
         Notes
         7.38% due 07/01/14........................    500,000     498,750
                                                               -----------
      Financial Services -- 11.0%
        Compton Petroleum Finance Corp.
         Sr. Notes
         7.63% due 12/01/13*.......................    800,000     800,000
        Consolidated Communications Holdings, Inc.
         Sr. Notes
         9.75% due 04/01/12........................    910,000     964,600
        EIRCOM Funding
         Sr. Sub. Notes
         8.25% due 08/15/13........................    425,000     457,406
        ESI Tractebel Acquisition Corp.
         Guaranteed Bonds
         7.99% due 12/30/11........................    745,000     771,395
        Ford Motor Credit Co.
         Sr. Notes
         5.80% due 01/12/09........................  3,975,000   3,630,196
        Ford Motor Credit Co.
         Notes
         7.00% due 10/01/13........................    600,000     536,644
        FTI Consulting, Inc.
         Sr. Notes
         7.63% due 06/15/13........................    425,000     447,313
        General Motors Acceptance Corp.
         Debentures
         zero coupon due 06/15/15..................     10,000       4,365
        General Motors Acceptance Corp.
         Notes
         6.75% due 12/01/14........................    210,000     189,043

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                               Principal    Value
                  Security Description          Amount     (Note 2)
           ---------------------------------------------------------
           BONDS & NOTES (continued)
           Financial Services (continued)
             General Motors Acceptance Corp.
              Notes
              6.88% due 09/15/11.............. $6,300,000 $ 5,872,098
             General Motors Acceptance Corp.
              Notes
              6.88% due 08/28/12..............    269,000     248,155
             General Motors Acceptance Corp.
              Notes
              7.02% due 12/01/14(5)...........  3,375,000   3,073,315
             General Motors Acceptance Corp.
              Notes
              7.25% due 03/02/11..............  1,900,000   1,800,524
             General Motors Acceptance Corp.
              Notes
              7.75% due 01/19/10..............  4,250,000   4,143,797
             General Motors Acceptance Corp.
              Bonds
              8.00% due 11/01/31..............  2,903,000   2,743,631
             Hexion U.S. Finance Corp.
              Sr. Notes
              9.00% due 07/15/14..............  2,010,000   2,070,300
             MedCath Holdings Corp.
              Sr. Notes
              9.88% due 07/15/12..............    875,000     910,000
             Nexstar Finance Holdings, LLC
              Guaranteed Sr. Disc. Notes
              11.38% due 04/01/13(2)..........  2,150,000   1,763,000
             NGC Corp. Capital Trust
              Guaranteed Sub. Notes
              8.32% due 06/01/27..............  5,400,000   4,752,000
             PCA, LLC
              Sr. Notes
              11.88% due 08/01/09(8)..........  2,000,000     400,000
             Solectron Global Finance Ltd.
              Sr. Sub. Notes
              8.00% due 03/15/16*.............    650,000     651,625
             Terra Capital, Inc.
              Guaranteed Sr. Sec. Notes
              11.50% due 06/01/10.............    671,000     741,455
                                                          -----------
                                                           36,970,862
                                                          -----------
           Food, Beverage & Tobacco -- 1.7%
             Doane Pet Care Co.
              Sr. Sub. Notes
              10.63% due 11/15/15.............    600,000     636,000
             Doane Pet Care Co.
              Guaranteed Sr. Notes
              10.75% due 03/01/10.............    350,000     378,875
             Dole Food Co., Inc.
              Sr. Notes
              8.88% due 03/15/11..............    500,000     495,000
             Le Natures, Inc.
              Sr. Sub. Notes
              10.00% due 06/15/13*............    850,000     892,500
             North Atlantic Holding Co., Inc.
              Sr. Disc Notes
              12.25% due 03/01/14(2)(8).......    425,000     104,125


                                                Principal    Value
                   Security Description          Amount     (Note 2)
           ----------------------------------------------------------
           Food, Beverage & Tobacco (continued)
             Smithfield Foods, Inc.
              Sr. Notes, Series B
              7.75% due 05/15/13............... $  825,000 $  849,750
             Wornick Co.
              Sec. Notes
              10.88% due 07/15/11..............  2,200,000  2,266,000
                                                           ----------
                                                            5,622,250
                                                           ----------
           Forest Products -- 2.0%
             Boise Cascade, LLC
              Sr. Notes
              7.48% due 10/15/12(5)............  1,225,000  1,240,312
             Caraustar Industries, Inc.
              Notes
              7.38% due 06/01/09...............  1,250,000  1,193,750
             Caraustar Industries, Inc.
              Guaranteed Sr. Sec. Notes
              9.88% due 04/01/11...............    300,000    315,375
             Crown Cork & Seal Co., Inc.
              Debentures
              7.38% due 12/15/26...............  1,425,000  1,325,250
             Crown Cork & Seal Co., Inc.
              Debentures
              8.00% due 04/15/23...............  1,150,000  1,106,875
             Pliant Corp.
              Sr. Sec. Notes
              11.13% due 09/01/09(3)(4)........  1,540,000  1,620,850
                                                           ----------
                                                            6,802,412
                                                           ----------
           Health Services -- 3.4%
             Concentra Operating Corp.
              Sr. Sub. Notes
              9.13% due 06/01/12...............    675,000    707,062
             Concentra Operating Corp.
              Sr. Sub. Notes
              9.50% due 08/15/10...............    250,000    262,500
             Genesis Healthcare Corp.
              Sr. Sub. Notes
              8.00% due 10/15/13...............    475,000    502,313
             HCA, Inc.
              Notes
              6.38% due 01/15/15...............  7,545,000  7,343,360
             Psychiatric Solutions, Inc.
              Sr. Sub. Notes
              7.75% due 07/15/15...............    433,000    440,578
             Tenet Healthcare Corp.
              Sr. Notes
              6.50% due 06/01/12...............     25,000     22,500
             Tenet Healthcare Corp.
              Notes
              7.38% due 02/01/13...............    500,000    456,250
             Tenet Healthcare Corp.
              Sr. Notes
              9.25% due 02/01/15*..............    750,000    751,875
             Triad Hospitals, Inc.
              Sr. Sub. Notes
              7.00% due 11/15/13...............    575,000    566,375

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                                   Principal    Value
                 Security Description               Amount     (Note 2)
      ------------------------------------------------------------------
      BONDS & NOTES (continued)
      Health Services (continued)
        US Oncology, Inc.
         Sr. Sub. Notes
         10.75% due 08/15/14...................... $  475,000 $   518,937
                                                              -----------
                                                               11,571,750
                                                              -----------
      Household & Personal Products -- 0.3%
        AEP Industries, Inc.
         Sr. Notes
         7.88% due 03/15/13.......................    131,000     131,655
        Visant Holding Corp.
         Sr. Note
         8.75% due 12/01/13*......................    975,000     936,049
                                                              -----------
                                                                1,067,704
                                                              -----------
      Insurance -- 0.2%
        Crum & Forster Holdings Corp.
         Sr. Notes
         10.38% due 06/15/13......................    775,000     794,375
                                                              -----------
      Internet Content -- 0.3%
        Spheris, Inc.
         Sr. Sub. Notes
         11.00% due 12/15/12*.....................    975,000     897,000
                                                              -----------
      Leisure & Tourism -- 11.5%
        American Airlines, Inc.
         Series 2001-1, Class A-2
         6.82% due 05/23/11.......................  5,625,000   5,526,562
        Atlas Air, Inc.
         Pass-Through Certs.,
         Series 1999-1, Class A-1
         7.20% due 01/02/19.......................  2,834,856   2,863,205
        Atlas Air, Inc.
         Series 1999-1, Class B
         7.63% due 01/02/15.......................  5,437,354   4,893,619
        Atlas Air, Inc.
         Pass-Through Certs.,
         Series 2000-1
         8.71% due 01/02/19.......................  1,005,572   1,043,281
        Atlas Air, Inc.
         Pass-Through Certs.,
         Series 1999-1, Class C
         8.77% due 01/02/11+......................    574,341     384,808
        Atlas Air, Inc.
         Pass-Through Certs.,
         Series 2000-1, Class B
         9.06% due 07/02/17.......................  1,301,358   1,249,303
        Chukchansi Economic Development Authority
         Sr. Notes
         8.06% due 11/15/12*(5)...................    500,000     511,250
        Continental Airlines, Inc.
         Pass-Through Certs.,
         Series 1999-1, Class C
         6.95% due 08/02/09.......................    560,902     517,266
        Continental Airlines, Inc.
         Series 1999-2, Class C-1
         7.73% due 03/15/11.......................    735,162     635,231
        Delta Airlines, Inc.
         Pass-Through Certs.,
         Series 2000-1, Class 2A
         7.57% due 05/18/12(4)....................  1,450,000   1,450,000


                                                Principal    Value
                 Security Description            Amount     (Note 2)
         ------------------------------------------------------------
         Leisure & Tourism (continued)
           Delta Airlines, Inc.
            Notes
            8.30% due 12/15/29(3)(4)........... $2,450,000 $   655,375
           Delta Airlines, Inc.
            Sr. Notes
            9.50% due 11/18/08*(4).............    500,000     486,250
           Delta Airlines, Inc.
            Sr. Notes
            10.00% due 08/15/08(3)(4)..........  3,000,000     765,000
           Eldorado Casino Shreveport
            1st Mtg. Notes
            10.00% due 08/01/12(6)(8)..........  1,853,502   1,478,168
           Eldorado Resorts, LLC
            Sr. Notes
            9.00% due 04/15/14(1)(8)...........  2,675,000   2,675,000
           Gaylord Entertainment Co.
            Sr. Notes
            6.75% due 11/15/14.................  1,175,000   1,145,625
           MGM Mirage, Inc.
            Sr. Notes
            5.88% due 02/27/14.................  5,250,000   4,948,125
           Northwest Airlines
            Pass-through Certs.,
            Series 2001-1, Class 1A1
            7.04% due 04/01/22(4)..............  1,462,944   1,462,944
           Riviera Holdings Corp.
            Guaranteed Notes
            11.00% due 06/15/10#...............    800,000     850,000
           Starwood Hotels & Resorts Worldwide
            Sr. Notes
            7.88% due 05/01/12.................    950,000   1,033,125
           Station Casinos, Inc.
            Sr. Sub. Notes
            6.63% due 03/15/18*................    450,000     439,875
           True Temper Sports, Inc.
            Guaranteed Notes
            8.38% due 09/15/11.................  1,100,000   1,006,500
           United Airlines, Inc.
            Series 2001-1, Class A-2
            6.20% due 03/01/10.................    510,748     505,641
           Waterford Gaming, LLC
            Sr. Notes
            8.63% due 09/15/12*................  1,064,000   1,126,510
           Worldspan LP & WS Financing Corp.
            Guaranteed Notes
            11.00% due 02/15/11(5).............  1,175,000   1,016,375
                                                           -----------
                                                            38,669,038
                                                           -----------
         Machinery -- 0.7%
           Case New Holland, Inc.
            Sr. Notes
            6.00% due 06/01/09.................  1,100,000   1,072,500
           Dresser Rand Group, Inc.
            Sr. Sub. Notes
            7.38% due 11/01/14*................    683,000     696,660
           Indalex Holding Corp.
            Sr. Notes
            11.50% due 02/01/14*...............    700,000     684,250

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                                 Principal    Value
                  Security Description            Amount     (Note 2)
         ------------------------------------------------------------
         BONDS & NOTES (continued)
         Machinery (continued)
           Venture Holdings Co., LLC
            Guaranteed Sr. Sec. Notes
            11.00% due 06/01/07+(3)(4)(8)....... $  550,000 $      687
                                                            ----------
                                                             2,454,097
                                                            ----------
         Medical Products -- 1.7%
           AmerisourceBergen Corp.
            Sr. Notes
            5.88% due 09/15/15*.................  1,375,000  1,352,395
           CDRV Investors, Inc.
            Sr. Notes
            9.63% due 01/01/15(2)...............    875,000    595,000
           Encore Med IHC, Inc.
            Sr. Sub. Notes
            9.75% due 10/01/12..................    625,000    631,250
           Inverness Medical Innovations, Inc.
            Sr. Sub. Notes
            8.75% due 02/15/12..................  1,400,000  1,379,000
           Mylan Labs, Inc.
            Sr. Notes
            5.75% due 08/15/10..................    200,000    197,500
           Mylan Labs, Inc.
            Sr. Notes
            6.38% due 08/15/15..................    500,000    502,500
           Universal Hospital Services, Inc.
            Sr. Notes
            10.13% due 11/01/11.................  1,150,000  1,193,125
                                                            ----------
                                                             5,850,770
                                                            ----------
         Metals & Mining -- 1.4%
           Allegheny Technologies, Inc.
            Notes
            8.38% due 12/15/11..................    600,000    648,000
           Associated Materials, Inc.
            Sr. Disc. Notes
            11.25% due 03/01/14.................    900,000    517,500
           Chaparral Steel Co.
            Guaranteed Sr. Notes
            10.00% due 07/15/13.................    875,000    975,625
           Metals USA, Inc.
            Sr. Notes
            11.13% due 12/01/15*................    500,000    550,000
           Owens-Brockway Glass Container
            Sr. Notes
            8.25% due 05/15/13..................    600,000    627,000
           Owens-Brockway Glass Container
            Guaranteed Sr. Secured Notes
            8.88% due 02/15/09..................  1,300,000  1,353,625
           Renco Metals, Inc.
            Guaranteed Notes
            11.50% due 07/01/03+(1)(3)(4)(7)(8).  2,150,000          0
                                                            ----------
                                                             4,671,750
                                                            ----------
         Pharmaceuticals -- 0.1%
           Curative Health Services, Inc.
            Sr. Notes
            10.75% due 05/01/11(3)(4)...........    825,000    485,719
                                                            ----------


                                                Principal    Value
                  Security Description           Amount     (Note 2)
          -----------------------------------------------------------
          Real Estate Investment Trusts -- 1.4%
            National Health Investors, Inc.
             Notes
             7.30% due 07/16/07................ $1,120,000 $1,133,844
            Omega Healthcare Investors, Inc.
             Sr. Notes
             7.00% due 04/01/14................    700,000    707,000
            Senior Housing Properties Trust
             Sr. Notes
             8.63% due 01/15/12................  1,600,000  1,760,000
            Trustreet Properties, Inc.
             Sr. Notes
             7.50% due 04/01/15................    925,000    927,313
                                                           ----------
                                                            4,528,157
                                                           ----------
          Restaurants -- 0.5%
            Dave & Busters, Inc.
             Sr. Notes
             11.25% due 03/15/14*..............    725,000    734,062
            Restaurant Co.
             Sr. Unsec. Notes
             10.00% due 10/01/13...............    350,000    334,250
            Sbarro, Inc.
             Sr. Notes
             11.00% due 09/15/09...............    600,000    610,500
                                                           ----------
                                                            1,678,812
                                                           ----------
          Retail -- 0.5%
            Rent-Way, Inc.
             Sr. Notes
             11.88% due 06/15/10...............  1,500,000  1,567,500
                                                           ----------
          Retail Stores -- 1.5%
            Acco Brands Corp.
             Guaranteed Sub. Notes
             7.63% due 08/15/15................    425,000    403,750
            Collins & Aikman Floor Cover
             Guaranteed Notes
             9.75% due 02/15/10................    905,000    855,225
            Jostens Holding Corp.
             Sr. Disc. Notes
             10.25% due 12/01/13(2)............    800,000    612,000
            Neiman Marcus Group, Inc.
             Sr. Sub. Notes
             10.38% due 10/15/15*..............  1,000,000  1,062,500
            Prestige Brands, Inc.
             Sr. Sub. Notes, Series B
             9.25% due 04/15/12*...............    475,000    479,750
            Rite Aid Corp.
             Guaranteed Notes
             8.13% due 05/01/10................    750,000    765,937
            Saks, Inc.
             Guaranteed Notes
             9.88% due 10/01/11................    725,000    801,125
                                                           ----------
                                                            4,980,287
                                                           ----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                                 Principal    Value
                  Security Description            Amount     (Note 2)
         -------------------------------------------------------------
         BONDS & NOTES (continued)
         Telecommunications -- 4.6%
           American Cellular Corp.
            Sr. Notes, Series B
            10.00% due 08/01/11................. $3,200,000 $ 3,472,000
           Centennial Communications Corp.
            Sr. Notes
            10.00% due 01/01/13.................    209,000     217,099
           Centennial Communications Corp.
            Guaranteed Sr. Notes
            10.13% due 06/15/13.................    725,000     792,062
           Centennial Communications Corp.
            Sr. Notes
            10.25% due 01/01/13(5)..............    550,000     569,250
           Cincinnati Bell, Inc.
            Notes
            7.25% due 06/15/23..................    225,000     216,000
           LCI International, Inc.
            Sr. Notes
            7.25% due 06/15/07..................  8,375,000   8,458,750
           Suncom Wireless, Inc.
            Guaranteed Sr. Notes
            8.50% due 06/01/13..................    650,000     617,500
           US West Communications, Inc.
            Debentures
            7.50% due 06/15/23..................    170,000     172,763
           Valor Telecommunications Enterprises
            Sr. Notes
            7.75% due 02/15/15..................    900,000     942,750
                                                            -----------
                                                             15,458,174
                                                            -----------
         Utilities -- 7.5%
           AES Corp.
            Sr. Secured Notes
            8.75% due 05/15/13*.................  2,400,000   2,592,000
           Atlas Pipeline Partners LP
            Sr. Notes
            8.13% due 12/15/15*.................    650,000     677,625
           Cincinnati Bell Telephone Co.
            Guaranteed Notes
            7.18% due 12/15/23..................    375,000     375,000
           Cincinnati Bell Telephone Co.
            Guaranteed Notes
            7.20% due 11/29/23..................  1,525,000   1,471,625
           El Paso Natural Gas Co.
            Sr. Notes
            7.63% due 08/01/10..................    725,000     755,812
           El Paso Natural Gas Co.
            Debentures
            8.63% due 01/15/22..................  1,725,000   1,962,719
           El Paso Production Holding Co.
            Guaranteed Notes
            7.75% due 06/01/13..................  3,125,000   3,238,281
           Ferrellgas LP
            Sr. Notes
            6.75% due 05/01/14..................  1,550,000   1,491,875
           NRG Energy, Inc.
            Sr. Notes
            7.25% due 02/01/14..................    675,000     685,969


                                                    Principal     Value
                 Security Description                Amount      (Note 2)
    ----------------------------------------------------------------------
    Utilities (continued)
      NRG Energy, Inc.
       Sr. Notes
       7.38% due 02/01/16.......................... $2,725,000 $  2,782,906
      Pacific Energy Partners LP
       Sr. Notes
       6.25% due 09/15/15..........................    624,000      608,400
      Pacific Energy Partners LP
       Sr. Notes
       7.13% due 06/15/14..........................  1,151,000    1,171,143
      Reliant Energy, Inc.
       Notes
       9.50% due 07/15/13..........................    500,000      500,625
      Southern Energy, Inc.
       7.90% due 07/15/09+(1)(8)...................  3,525,000            0
      Tennessee Gas Pipeline Co.
       Debentures
       7.00% due 10/15/28..........................  1,300,000    1,285,163
      Tiverton/Rumford Power Assoc., Ltd.
       Guaranteed Notes
       9.00% due 07/15/18*(3)(4)...................  1,067,877      923,714
      Transcontinental Gas Pipe Line Corp.
       Sr. Notes
       8.88% due 07/15/12..........................    725,000      826,500
      VeraSun Energy Corp.
       Sr. Notes
       9.88% due 12/15/12*.........................  1,325,000    1,404,500
      Williams Cos, Inc.
       Notes
       7.88% due 09/01/21..........................  2,275,000    2,445,625
                                                               ------------
                                                                 25,199,482
                                                               ------------
    Total Bonds & Notes
       (cost $266,697,611).........................             265,597,631
                                                               ------------
    CONVERTIBLE BONDS -- 0.4%
    Telecommunications -- 0.4%
      ICO North America, Inc.
       Sr. Notes
       7.50% due 08/15/09(1)(8)(9)
       (cost $1,075,000)...........................  1,075,000    1,365,250
                                                               ------------
    FOREIGN BONDS & NOTES -- 7.2%
    Broadcasting & Media -- 1.0%
      Corp. Interamericana De Entretenimiento S.A.
       Sr. Notes
       8.88% due 06/14/15*.........................  1,195,000    1,183,050
      Telenet Group Holding NV
       Sr. Notes
       11.50% due 06/15/14*(2).....................  2,764,000    2,311,395
                                                               ------------
                                                                  3,494,445
                                                               ------------
    Chemicals -- 0.8%
      Rhodia SA
       Sr. Sub. Notes
       8.88% due 06/01/11..........................  2,548,000    2,624,440
                                                               ------------
    Electronics -- 0.1%
      STATS ChipPAC, Ltd.
       Sr. Notes
       6.75% due 11/15/11..........................    325,000      318,500
                                                               ------------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)



                                                 Principal    Value
                  Security Description            Amount     (Note 2)
          -----------------------------------------------------------
          FOREIGN BONDS & NOTES (continued)
          Energy Sources -- 0.5%
            North America Energy Partners, Inc.
             Sr. Notes
             8.75% due 12/01/11................. $1,010,000 $  984,750
            North America Energy Partners, Inc.
             Sr. Notes
             9.00% due 06/01/10.................    700,000    733,250
                                                            ----------
                                                             1,718,000
                                                            ----------
          Financial Services -- 0.5%
            Basell AF SCA
             Sr. Notes
             8.38% due 08/15/15*................    650,000    645,125
            Bluewater Finance, Ltd.
             Guaranteed Notes
             10.25% due 02/15/12................  1,125,000  1,181,250
                                                            ----------
                                                             1,826,375
                                                            ----------
          Forest Products -- 0.8%
            Abitibi-Consolidated, Inc.
             Debentures
             8.55% due 08/01/10.................  1,975,000  1,984,875
            Abitibi-Consolidated, Inc.
             Debentures
             8.85% due 08/01/30.................    650,000    583,375
            Tembec Industries, Inc.
             Sr. Notes
             8.63% due 06/30/09.................    250,000    150,625
                                                            ----------
                                                             2,718,875
                                                            ----------
          Household & Personal Products -- 0.1%
            Vitro Envases Norteamerica SA
             Sr. Sec. Notes
             10.75% due 07/23/11*...............    225,000    236,250
                                                            ----------
          Insurance -- 0.4%
            Fairfax Financial Holdings, Ltd.
             Notes
             8.25% due 10/01/15.................  1,750,000  1,540,000
                                                            ----------
          Leisure & Tourism -- 0.1%
            Grupo Posadas SA de CV
             Sr. Notes
             8.75% due 10/04/11*................    200,000    207,500
                                                            ----------
          Machinery -- 0.1%
            Magnachip Semiconductor SA
             Sr. Sub. Notes
             8.00% due 12/15/14.................    525,000    490,875
                                                            ----------
          Medical Products -- 1.0%
            Elan Corp., PLC
             Sr. Notes
             8.75% due 11/15/11(5)..............  3,375,000  3,324,375
                                                            ----------
          Metals & Mining -- 0.6%
            Adaro Finance BV
             Notes
             8.50% due 12/08/10*................    775,000    796,312
            CSN Islands IX Corp.
             Guaranteed Notes
             10.00% due 01/15/15*...............    900,000  1,046,250

                                                  Principal
                                                   Amount/     Value
                  Security Description             Shares     (Note 2)
        ---------------------------------------------------------------
        Metals & Mining (continued)
          International Utility Structures, Inc.
           Sr. Sub. Notes
           10.75% due 02/01/08+(1)(3)(4)(8)...... $2,150,000 $    43,000
                                                             -----------
                                                               1,885,562
                                                             -----------
        Retail -- 0.4%
          Jean Coutu Group PJC, Inc.
           Sr. Sub. Notes
           8.50% due 08/01/14....................  1,325,000   1,215,688
                                                             -----------
        Transportation -- 0.5%
          TFM SA De CV
           Sr. Notes
           9.38% due 05/01/12....................    475,000     522,500
          Ultrapetrol Bahamas, Ltd.
           1st Mtg. Notes
           9.00% due 11/24/14....................  1,100,000   1,034,000
                                                             -----------
                                                               1,556,500
                                                             -----------
        Utilities -- 0.3%
          AES Chivor
           Notes
           9.75% due 12/30/14*...................    875,000     980,000
          AES Drax Energy, Ltd.
           Sec. Notes
           11.50% due 08/30/10+(3)(8)............  4,460,000       4,460
                                                             -----------
                                                                 984,460
                                                             -----------
        Total Foreign Bonds & Notes
           (cost $28,088,831)....................             24,141,845
                                                             -----------
        LOAN AGREEMENTS -- 1.1%
        Automotive -- 0.8%
          AutoCam Corp.
           13.05% due 01/23/12...................  1,004,129     984,046
          Delphi Corp.
           11.45% due 04/03/06...................  1,745,625   1,814,359
                                                             -----------
                                                               2,798,405
                                                             -----------
        Household & Personal Products -- 0.3%
          Vitro Envases Norteamerica SA
           11.20% due 05/24/06(9)................    966,667     937,667
                                                             -----------
        Total Loan Agreements
           (cost $2,755,201).....................              3,736,072
                                                             -----------
        COMMON STOCK -- 8.4%
        Broadcasting & Media -- 0.1%
          Charter Communications, Inc.+..........    151,786     165,447
          Ono Finance, PLC*+(1)(8)...............        500           0
                                                             -----------
                                                                 165,447
                                                             -----------
        Energy Services -- 2.6%
          Mirant Corp.+..........................    135,255   3,381,375
          Trico Marine Services, Inc.+...........    163,442   5,279,177
                                                             -----------
                                                               8,660,552
                                                             -----------
        Energy Sources -- 0.0%
          Tri-Union Development Corp.+(1)(8).....      1,061          11
                                                             -----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)


                                                      Shares/
                                                     Principal     Value
                Security Description                  Amount      (Note 2)
   ------------------------------------------------------------------------
   COMMON STOCK (continued)
   Leisure & Tourism -- 0.1%
     Capital Gaming International, Inc.+(1)(8).....         77  $          0
     Shreveport Gaming Holdings,
      Inc.+(1)(8)(9)...............................     14,150       325,775
                                                                ------------
                                                                     325,775
                                                                ------------
   Machinery -- 0.8%
     NES Rentals Holding, Inc.+(8).................    150,124     2,748,770
                                                                ------------
   Telecommunications -- 4.8%
     iPCS, Inc.+(8)................................    344,285    16,181,395
                                                                ------------
   Total Common Stock
      (cost $12,292,828)...........................               28,081,950
                                                                ------------
   PREFERRED STOCK -- 0.7%
   Broadcasting & Media -- 0.4%
     Paxson Communications Corp. 14.25%(6).........        165     1,439,625
                                                                ------------
   Retail Stores -- 0.3%
     GNC Corp. 12.00%(6)(8)........................        725       670,625
     Rent-Way, Inc. 8.00%(1)(8)(9).................         13       159,298
                                                                ------------
                                                                     829,923
                                                                ------------
   Total Preferred Stock
      (cost $2,256,908)............................                2,269,548
                                                                ------------
   WARRANTS+ -- 0.0%
   Business Services -- 0.0%
     Maxim Crane Works Holdings, Inc.
      Expires 01/20/10 (strike price $30.05)(1)(8).      1,587             0
     Maxim Crane Works Holdings, Inc.
      Expires 01/20/10 (strike price $33.04)(1)(8).      1,619             0
     Maxim Crane Works Holdings, Inc.
      Expires 01/20/10 (strike price $31.58)(1)(8).      1,182             0
                                                                ------------
                                                                           0
                                                                ------------
   Energy Sources -- 0.0%
     Transmeridian Exploration, Inc.
      Expires 12/10/15 (strike price
      $4.31)(1)(9).................................     44,885        89,770
                                                                ------------
   Telecommunications -- 0.0%
     GT Group Telecom, Inc.
      Expires 02/01/10 (strike price
      $0.00)*(1)(8)................................      2,650            27
     KMC Telecom Holdings, Inc.
      Expires 01/31/08 (strike price $0.01)(1)(8)..      3,650             0
     Leap Wireless International, Inc.
      Expires 04/15/10 (strike price
      $96.80)*(1)(8)...............................      2,250             0
     Leap Wireless International, Inc.
      Expires 04/15/10 (strike price
      $96.80)*(1)(8)...............................      1,950             0
                                                                ------------
                                                                          27
                                                                ------------
   Total Warrants
      (cost $1,454,439)............................                   89,797
                                                                ------------
   Total Long-Term Investment Securities -- 96.7%
      (cost $314,620,818)..........................              325,282,093
                                                                ------------
   REPURCHASE AGREEMENTS -- 2.0%
     State Street Bank & Trust Co. Joint
      Repurchase Agreement(10)..................... $  779,000  $    779,000
     UBS Securities, LLC Joint Repurchase
      Agreement Account(10)........................  6,000,000     6,000,000
                                                                ------------
   Total Repurchase Agreements
      (cost $6,779,000)............................                6,779,000
                                                                ------------
   TOTAL INVESTMENTS --
      (cost $321,399,818)@.........................       98.7%  332,061,093
   Other assets less liabilities...................        1.3     4,465,984
                                                    ----------  ------------
   NET ASSETS --                                         100.0% $336,527,077
                                                    ==========  ============

+  Non-income producing security
#  Security represents an investment in an affiliated company; see Note 7.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of these securities was $55,818,470 representing 16.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@  See Note 5 for cost of investments on a tax basis.
(1)Fair valued security.
(2)Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(3)Bond in default.
(4)Company has filed Chapter 11 bankruptcy protection.
(5)Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2006.
(6)PIK ("Payment-in-Kind") payment made with additional securities in lieu of cash.
(7)Security is subject to litigation, the outcome of which is still to be determined.
(8)Illiquid security.
(9)To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2006, the High Yield Bond Fund held the following restricted securities:

                                                               Market
                                                               Value    % of
                 Acquisition Principal/ Acquisition   Market    Per     Net
  Name              Date       Shares      Cost       Value    Share   Assets
  ----           ----------- ---------- ----------- ---------- ------- ------
  Rent-Way, Inc.
   8.00%
   Preferred
   Stock........ 05/29/2003          10 $  100,000  $  122,537 $12,254  0.04%
  Rent-Way, Inc.
   8.00%
   Preferred
   Stock........ 05/19/2004           3     30,000      36,761  12,254  0.01%
  Shreveport
   Gaming
   Holdings,
   Inc.......... 07/29/2005      11,829    272,336     272,339      23  0.08%
  Shreveport
   Gaming
   Holdings,
   Inc.......... 07/21/2005       2,321     53,448      53,436      23  0.02%
  ICO North
   America,
   Inc.......... 08/11/2005  $1,075,000  1,075,000   1,365,250     127  0.41%
  Transmeridian
   Exploration,
   Inc.......... 12/08/2005  $  650,000    526,566     650,000     100  0.19%
  Transmeridian
   Exploration,
   Inc.......... 12/08/2005      44,885    123,434      89,770       2  0.03%
  Vitro Envases
   Norteamerica
   SA........... 02/24/2005  $  316,311    314,493     306,822      97  0.09%
  Vitro Envases
   Norteamerica
   SA........... 03/31/2005  $  650,356    650,356     630,845      97  0.19%
                                                    ----------          ----
                                                    $3,527,760          0.87%
                                                    ==========          ====

(10)See Note 2 for details of Joint Repurchase Agreement

See Notes to Financial Statements

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO PROFILE -- March 31, 2006 -- (unaudited)

Industry Allocation*

                     Ohio........................... 19.2%
                     California..................... 13.2%
                     New York....................... 11.1%
                     Massachusetts.................. 10.7%
                     Indiana........................  5.5%
                     Alabama........................  4.8%
                     Connecticut....................  4.7%
                     New Jersey.....................  4.2%
                     Missouri.......................  3.9%
                     New Mexico.....................  3.9%
                     South Dakota...................  3.4%
                     Arizona........................  3.1%
                     Idaho..........................  3.1%
                     Michigan.......................  2.5%
                     South Carolina.................  2.0%
                     Florida........................  1.9%
                     Pennsylvania...................  1.3%
                     Tennessee......................  0.9%
                     Georgia........................  0.2%
                     Registered Investment Companies  0.1%
                                                     ----
                                                     99.7%
                                                     ====

Credit Quality+#

                                   AAA  82.3%
                                   AA.   5.5%
                                   A..  12.2%
                                       -----
                                       100.0%
                                       =====

--------
* Calculated as a percentage of net assets.
+ Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006



                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
    -----------------------------------------------------------------------
    MUNICIPAL BONDS -- 85.7%
    Alabama -- 4.8%
      Jefferson County, Alabama Sewer,
       Capital Improvement, Series D,
       5.25% due 02/01/26(1)......................... $3,000,000 $ 3,233,520
                                                                 -----------
    Arizona -- 3.1%
      Phoenix, Arizona Civic Improvement Corp.
       Wastewater Systems Revenue, Junior Lien,
       5.00% due 07/01/28(1).........................  2,000,000   2,075,040
                                                                 -----------
    California -- 13.2%
      California State, Variable Purpose,
       5.50% due 04/01/28............................  2,500,000   2,732,825
      Fremont California Unified School District
       Alameda County Election 2002, Series B,
       5.00% due 08/01/30(1).........................  2,000,000   2,084,620
      Los Angeles California Department Water And
       Power Revenue Power Systems, Subseries A2,
       4.75% due 07/01/30(1).........................  2,000,000   2,034,300
      Los Angeles California Unified School District
       Refunding, Series A,
       5.00% due 07/01/18(1).........................  2,000,000   2,138,780
                                                                 -----------
                                                                   8,990,525
                                                                 -----------
    Connecticut -- 4.7%
      Connecticut State, Refunding, Series D,
       5.00% due 08/01/10(1).........................  3,025,000   3,185,537
                                                                 -----------
    Florida -- 1.9%
      Florida State Board of Education,
       Refunding Capital Outlay, Series A,
       5.00% due 06/01/11(1).........................  1,250,000   1,323,775
                                                                 -----------
    Georgia -- 0.2%
      Georgia Municipal Electric Authority,
       Power Revenue, Series Y,
       6.40% due 01/01/09(1).........................     60,000      64,292
      Georgia Municipal Electric Authority,
       Power Revenue, Series Y,
       6.40% due 01/01/13(1).........................     85,000      95,381
                                                                 -----------
                                                                     159,673
                                                                 -----------
    Indiana -- 5.5%
      Indiana Transportation Finance Authority
       Highway Revenue, Series A,
       5.25% due 06/01/26(1).........................  3,500,000   3,741,395
                                                                 -----------
    Massachusetts -- 10.7%
      Massachusetts State Water Resources Authority,
       Series A,
       5.00% due 08/01/24(1).........................  3,910,000   4,096,781
      University Massachusetts Building Authority
       Project Revenue, Series 4,
       5.25% due 11/01/27(1).........................  3,000,000   3,204,660
                                                                 -----------
                                                                   7,301,441
                                                                 -----------
    New Jersey -- 4.2%
      Garden State New Jersey Preservation Trust,
       Open Space And Farmland Preservation 2005,
       Series A,
       5.80% due 11/01/17(1).........................  2,500,000   2,833,600
                                                                 -----------

                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
   -------------------------------------------------------------------------
   New Mexico -- 3.9%
     New Mexico Finance Authority Transportation,
      Sr. Lien, Series A,
      5.25% due 06/15/21(1)........................... $2,500,000 $ 2,687,425
                                                                  -----------
   New York -- 9.6%
     Metropolitan Transportation, Series B,
      5.00% due 11/15/15(1)...........................  3,000,000   3,224,910
     New York, New York, Series D,
      5.00% due 11/01/28..............................  2,000,000   2,057,500
     Niagara Falls, New York Public Improvement,
      General Obligation,
      7.50% due 03/01/13(1)...........................    445,000     536,657
     Niagara Falls, New York, Public Improvement,
      General Obligation,
      7.50% due 03/01/14(1)...........................    555,000     682,555
                                                                  -----------
                                                                    6,501,622
                                                                  -----------
   Ohio -- 19.2%
     Cincinnati, Ohio City School District, Classroom
      Facilities Construction & Improvement,
      5.00% due 12/01/24(1)...........................  3,000,000   3,133,590
     Cuyahoga County, Ohio Revenue,
      Cleveland Clinic Health Systems, Series A,
      5.75% due 01/01/24..............................  2,000,000   2,169,560
     Franklin County, Ohio Hospital Revenue,
      OhioHealth Corp., Series C,
      5.25% due 05/15/23..............................  3,000,000   3,167,250
     Olentangy Local School District Ohio, School
      Facilities Construction & Improvement,
      Series A,
      5.25% due 12/01/27(1)...........................  3,250,000   3,474,152
     Woodridge, Ohio Local School District, General
      Obligation,
      6.80% due 12/01/14(1)...........................  1,000,000   1,141,560
                                                                  -----------
                                                                   13,086,112
                                                                  -----------
   Pennsylvania -- 1.3%
     Lehigh County Pennsylvania General Purpose
      Authority Revenues, Lehigh Valley Hospital,
      Series A,
      3.15% due 07/01/08(1)(2)........................    890,000     890,000
                                                                  -----------
   South Dakota -- 3.4%
     South Dakota State Health & Educational
      Facilities Revenue, McKennan Hospital,..........
      6.25% due 07/01/10(1)...........................  2,120,000   2,312,772
                                                                  -----------
   Total Long-Term Investment Securities -- 85.7%
      (cost $56,162,315)..............................             58,322,437
                                                                  -----------

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (continued)

                                                        Principal    Value
                  Security Description                   Amount     (Note 2)
   -------------------------------------------------------------------------
   SHORT-TERM INVESTMENT SECURITIES -- 14.0%
   Idaho -- 3.1%
     Idaho Health Facilities Authority Revenue, St.
      Lukes Regional Medical Center Project ,
      3.15% due 04/03/06(1)(2)......................... $2,100,000 $2,100,000
                                                                   ----------
   Michigan -- 2.5%
     Detroit Michigan Water Supply Systems Revenue,
      Refunding Second Lien, Series A,
      3.15% due 04/06/06(1)(2).........................  1,700,000  1,700,000
                                                                   ----------
   Missouri -- 3.9%
     Missouri State Health & Educational Facilities
      Authority Revenue, Washington University,
      Series C,
      3.17% due 04/03/06(2)............................    300,000    300,000
     Missouri State Health & Educational Facilities
      Authority, Health Facilities Revenue, Cox Health
      Systems,
      3.17% due 04/03/06(1)(2).........................  2,400,000  2,400,000
                                                                   ----------
                                                                    2,700,000
                                                                   ----------
   New York -- 1.5%
     New York City Municipal Water Finance Authority,
      Water & Sewer Systems Revenue,
      Subseries F-2,
      3.14% due 04/03/06(2)............................  1,000,000  1,000,000
                                                                   ----------
   South Carolina -- 2.0%
     Piedmont Municipal Power Agency South
      Carolina Electric Revenue, Refunding,
      Subseries B-3,
      3.15% due 04/05/06(1)(2).........................    250,000    250,000
     Piedmont Municipal Power Agency South
      Carolina Electric Revenue, Refunding,
      Subseries B6,
      3.15% due 04/05/06(1)(2).........................  1,150,000  1,150,000
                                                                   ----------
                                                                    1,400,000
                                                                   ----------

                                                      Principal   Value
                  Security Description                 Amount    (Note 2)
     ---------------------------------------------------------------------
     Tennessee -- 0.9%
       Jackson Tennessee Energy Authority Wastewater
        Systems Revenue,
        3.18% due 04/06/06(1)(2)..................... $600,000  $   600,000
                                                                -----------
     Registered Investment Companies -- 0.1%
       SSGA Tax Free Money Market Fund,..............   59,427       59,427
                                                                -----------
     Total Short-Term Investment Securities
        (cost $9,559,427)............................             9,559,427
                                                                -----------
     TOTAL INVESTMENTS --
        (cost $65,721,742)@..........................     99.7%  67,881,864
     Other assets less liabilities...................      0.3      183,391
                                                      --------  -----------
     NET ASSETS --                                       100.0% $68,065,255
                                                      ========  ===========

--------
@  See Note 5 for cost of investments on a tax basis.
(1)All or part of this security is insured by the Financial Security Assurance ("FSA"), Financial Guaranteed Insurance Corp. ("FGIC"), Municipal Bond Insurance Association ("MBIA"), or American Municipal Bond Assurance Corp. ("AMBAC"). The aggregate value is $56,395,302 or 82.9% of Net Assets.
(2)Variable rate security -- the rate reflected is as of March 31, 2006; maturity date reflects next reset date.

See Notes to Financial Statements

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006

Note 1. Organization

   SunAmerica Income Funds is an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust"). It currently consists of six different investment series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds:
   SunAmerica Core Bond Fund, SunAmerica U.S. Government Securities Fund, SunAmerica GNMA Fund, SunAmerica Strategic Bond Fund, SunAmerica High Yield Bond Fund and SunAmerica Tax Exempt Insured Fund. The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objectives for each of the Funds are as follows:

   Core Bond Fund seeks a high level of current income consistent with relative safety of capital by the active trading of investment-grade fixed-income securities, or in securities issued or guaranteed by the U.S. Government and mortgage-backed or asset-backed securities without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in bonds.

   U.S. Government Securities Fund seeks high current income consistent with relative safety of capital by the active trading of securities of high credit quality, issued or guaranteed by the U.S. government, or any agency or instrumentality thereof without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in such securities.

   GNMA Fund seeks current income, with capital appreciation as a secondary objective by the active trading of mortgage-backed securities of high credit quality issued or guaranteed by the Government National Mortgage Association
   (GNMA) without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in such securities.

   Strategic Bond Fund seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade bonds (which may include "junk bonds"), U.S. Government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in bonds.

   High Yield Bond Fund seeks a high level of total return by the active trading of below-investment grade U.S. and foreign junk bonds (rated below Baa by Moody's and below BBB by S&P) without regard to the maturities of such securities and bank debt. For purposes of this policy, bonds include fixed-income securities other than short-term commercial paper and preferred stock. Under normal market conditions, at least 80% of the Funds assets plus borrowing for investment purposes will be invested in such securities.

   Tax Exempt Insured Fund seeks as high a level of current income exempt from federal income taxes as is consistent with preservation of capital by investing, under normal market conditions, at least 80% of its assets in municipal bonds, the income of which is exempt from federal income taxes, and that are insured as to the scheduled payment of principal and interest for as long as such bonds are held by the Fund, without regard to the maturities of such securities.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (continued)


   Class C shares are offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Certain Class C shares of particular Funds issued in connection with particular reorganizations or mergers will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares. Effective February 23, 2004, Class II shares were redesignated as Class C shares.

   Class I and Class Z are offered at net asset value per share. These classes are offered exclusively to participants in certain employee retirement plans and other programs. Effective September 24, 2004, Class I shares of the Strategic Bond Fund are no longer being offered for sale. Effective July 11, 2005, Class X shares of the GNMA Fund are no longer being offered for sale. Effective December 29, 2005, Class Z shares of the High Yield Bond Fund are no longer being offered for sale.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each makes distribution and account maintenance and service fee payments under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I, and no distribution or service fee payments applicable to Class Z.

   Indemnifications: Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds' maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (continued)


   Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   At March 31, 2006, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                           Percentage  Principal
Fund                        Interest    Amount
----                       ---------- -----------
U.S. Government Securities    0.48%   $   487,000
GNMA......................   56.94     57,767,000
Strategic Bond............    0.03         34,000
High Yield Bond...........    0.77        779,000

   As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co., dated March 31, 2006, bearing interest at a rate of 4.00% per annum, with a principal amount of $101,454,000, a repurchase price of $101,487,818, and a maturity date of April 3, 2006. The repurchase agreement is collateralized by the following:

                    Interest Maturity  Principal    Market
Type of Collateral    Rate     Date     Amount      Value
------------------  -------- -------- ----------- -----------
U.S. Treasury Notes   2.25%  04/30/06 $89,725,000 $90,397,938
U.S. Treasury Notes   4.63   05/15/06  12,865,000  13,086,522

   In addition, at March 31, 2006, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.

                           Percentage  Principal
Fund                        Interest    Amount
----                       ---------- -----------
U.S. Government Securities    3.58%   $17,000,000
GNMA......................   19.37     92,000,000
Strategic Bond............    2.11     10,000,000
High Yield Bond...........    1.26      6,000,000

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (continued)


   As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities, LLC, dated March 31, 2006, bearing interest at a rate of 4.53% per annum, with a principal amount of $475,000,000, a repurchase price of $475,179,313, and a maturity date of April 3, 2005. The repurchase agreement is collateralized by the following:

                                    Interest Maturity  Principal
Type of Collateral                    Rate     Date     Amount     Market Value
------------------                  -------- -------- ------------ ------------
U.S. Treasury Inflation Index Bonds   2.00%  01/15/28 $ 50,000,000 $ 47,500,000
U.S. Treasury Inflation Index Bonds   3.63   04/15/28  183,239,000  280,126,621
U.S. Treasury Inflation Index Bonds   3.88   04/15/29  100,000,000  156,875,000

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The Funds reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

   Investment Securities Loaned: During the year ended March 31, 2006, U.S. Government Securities Fund and GNMA Fund participated in securities lending with qualified brokers. In lending portfolio securities to brokers the Funds receive cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. The Funds may use the cash collateral received to invest in short-term investments which earn interest income or to cover bank overdrafts. Any interest earned from the investment of the collateral is recorded by the Funds net of the portion of interest that is rebated to the borrowing broker. If the amounts are used to cover bank overdrafts, the broker rebates incurred are reflected as interest expense on the Statement of Operations. During the year ended March 31, 2006, $25,860 of broker rebates were reclassified to interest expense for the U.S. Government Securities Fund. As with other extensions of credit, should the borrower of the securities fail financially, the Funds may bear the risk of delay in recovery or

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (continued)

   may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement.

   At March 31, 2006 there were no loaned securities outstanding in the U.S. Government Securities Fund or the GNMA Fund.

   Forward Foreign Currency Contracts: Certain Funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   Short Sales: Each Fund may engage in "short sales against the box." A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, the High Yield Bond Fund ("Fund") may sell a security it does not own in anticipation of a decline in the market value of that security "short sales." To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform. At March 31, 2006, none of the Funds had short sales outstanding.

   Mortgage-Backed Dollar Rolls: Certain Funds may enter into dollar roll transactions using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. During the year ended March 31, 2006, none of the Funds entered in dollar roll transactions.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (continued)


   Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement.
   In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of SAAMCo and its affiliates.

   The Funds pay SAAMCo a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                            Management
                                          Assets               Fees
                                --------------------------- ----------
Core Bond Fund.................           $0 - $200 million   0.600%
                                (greater than) $300 million   0.525
                                (greater than) $500 million   0.475
U.S. Government Securities Fund           $0 - $200 million   0.650
                                (greater than) $200 million   0.620
                                (greater than) $400 million   0.550
GNMA Fund......................            $0 - $25 million   0.550
                                 (greater than) $25 million   0.500
                                 (greater than) $50 million   0.450
Strategic Bond Fund............           $0 - $350 million   0.650
                                (greater than) $350 million   0.600
High Yield Bond Fund...........           $0 - $200 million   0.750
                                (greater than) $200 million   0.720
                                (greater than) $400 million   0.550
Tax Exempt Insured Fund........           $0 - $350 million   0.500
                                (greater than) $350 million   0.450

   The Core Bond Fund, Strategic Bond Fund, High Yield Bond Fund and Tax Exempt Insured Fund are subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with SAAMCo. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of SAAMCo. AIGGIC receives the following fees from SAAMCo., based upon each Fund's average daily net assets:

                                             Sub-advisory Fees
                              -----------------------------------------------
                              Core Bond Strategic Bond High Yield  Tax Exempt
Assets                          Fund         Fund      Bond Fund  Insured Fund
------                        --------- -------------- ---------- ------------
$0 - $200 million............   0.25%        0.35%        0.45%       0.25%
  (greater than) $200 million   0.20         0.25         0.35        0.22
  (greater than) $500 million   0.15         0.20         0.30        0.15

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (continued)


   SAAMCo has contractually agreed to waive fees and/or reimburse expenses, if necessary, so that the total net expense ratios for the following classes do not exceed the amounts set forth below. The expense reimbursements and fee waivers will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors.

Fund                    Percentage
----                    ----------
Core Bond Class A......    1.10%
Core Bond Class B......    1.75
Core Bond Class C......    1.75
Core Bond Class I......    1.00
Core Bond Class Z......    0.53
Strategic Bond Class A.    1.40
Strategic Bond Class B.    2.05
Strategic Bond Class C.    2.05
High Yield Bond Class A    1.36
High Yield Bond Class B    2.01
High Yield Bond Class C    2.01

   SAAMCo is voluntarily waiving fees and/or reimbursing expenses, if necessary, so that the total net expense ratios for the following classes do not exceed the amounts set forth below.

               Fund                                    Percentage
               ----                                    ----------
               U.S. Government Securities Fund Class A    0.99%
               U.S. Government Securities Fund Class B    1.64
               U.S. Government Securities Fund Class C    1.64
               GNMA Fund Class A......................    0.99
               GNMA Fund Class B......................    1.64
               GNMA Fund Class C......................    1.64
               Tax Exempt Insured Fund Class C........    1.95

   For the year ended March 31, 2006, SAAMCo has agreed to reimburse expenses as follows:

                  Fund                                Amount
                  ----                               --------
                  Core Bond Class A................. $235,936
                  Core Bond Class B.................   19,562
                  Core Bond Class C.................   24,756
                  Core Bond Class I.................    1,853
                  Core Bond Class Z.................   17,295
                  U.S. Government Securities Class A  595,573
                  U.S. Government Securities Class B  104,389
                  U.S. Government Securities Class C   53,175
                  GNMA Class A......................  440,575
                  GNMA Class B......................  151,836
                  GNMA Class C......................   94,364
                  Strategic Bond Class A............       --
                  Strategic Bond Class B............      179
                  Strategic Bond Class C............      528
                  High Yield Bond Class A...........  188,065
                  High Yield Bond Class B...........   76,745
                  High Yield Bond Class C...........   82,836
                  High Yield Bond Class Z...........   23,168
                  Tax Exempt Insured Class A........       --
                  Tax Exempt Insured Class B........       --
                  Tax Exempt Insured Class C........   10,386

   The Trust, on behalf of each Fund, has a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or "Distributor"), an affiliate of the Adviser. Each Fund, has adopted a Distribution Plan (the "Plan") in accordance with the

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (continued)

   provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 under the 1940 Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted Distribution Plans, hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan." In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Trustees determined that there was a reasonable likelihood that each Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan, Class B Plan and Class C Plan, the Distributor receives payments from the Funds at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Fund's Class A, Class B and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for, include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the year ended March 31, 2006, SACS received fees (see the Statement of Operations) based upon the aforementioned rates.

   In addition, SACS is paid a fee of 0.25% of average daily net assets of Class I shares in compensation for providing additional shareholder services to Class I shareholders. For the period ended March 31, 2006, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. SACS has advised the Funds that for the year ended March 31, 2006, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class C redemptions were as follows:

                                                  Class A                           Class B
                           ----------------------------------------------------- --------------
                                                                    Contingent     Contingent
                            Sales     Affiliated   Non-affiliated Deferred Sales Deferred Sales
Fund                       Charges  Broker-dealers Broker-dealers    Charges        Charges
----                       -------- -------------- -------------- -------------- --------------
U.S. Government Securities $ 38,080    $ 11,285       $ 21,043        $2,078        $ 84,365
GNMA......................  146,386      41,234         80,524         4,322         395,770
Strategic Bond............  864,484     120,066        596,077           511         102,979
High Yield Bond...........  644,473      60,955        474,883         9,066         214,471
Core Bond.................   17,390       6,036          8,357         2,002          12,733
Tax Exempt Insured........   33,877      14,698         13,341            --          26,034

                              Class C
                           --------------
                             Contingent
                           Deferred Sales
Fund                          Charges
----                       --------------
U.S. Government Securities    $ 1,057
GNMA......................     13,247
Strategic Bond............     20,178
High Yield Bond...........     36,537
Core Bond.................        433
Tax Exempt Insured........        153

   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. Except for Class Z shares the Service Agreement

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (continued)

   permits the Funds to compensate SAFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Trustees. For the year ended March 31, 2006, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                        Payable at
                                             Expenses March 31, 2006
                                             -------- --------------
            Core Bond Class A............... $364,207    $29,339
            Core Bond Class B...............   10,299        839
            Core Bond Class C...............    8,757        627
            Core Bond Class I...............    2,991        240
            US Government Securities Class A  362,921     28,152
            US Government Securities Class B   52,670      3,671
            US Government Securities Class C   20,454      1,587
            GNMA Fund Class A...............  729,321     57,409
            GNMA Fund Class B...............  200,655     14,653
            GNMA Fund Class C...............  107,824      7,666
            Strategic Bond Class A..........  225,234     30,193
            Strategic Bond Class B..........   93,578      8,736
            Strategic Bond Class C..........  140,964     17,302
            High Yield Bond Fund Class A....  364,477     39,901
            High Yield Bond Fund Class B....  123,134      9,866
            High Yield Bond Fund Class C....  147,105     13,245
            Tax Exempt Insured Class A......  129,945     10,746
            Tax Exempt Insured Class B......   17,404      1,300
            Tax Exempt Insured Class C......   11,725        861

   At March 31, 2006, affiliate funds of the SunAmerica Focused Series, Inc. owned 96%, 11%, 49% and 10% of the outstanding Class A Shares of Core Bond Fund, U.S. Government Securities Fund, GNMA Fund, and High Yield Bond Fund, respectively. At March 31, 2006, SAAMCo, an indirect wholly-owned subsidiary of AIG, owned 6% of the outstanding Class C shares of the Tax Exempt Insured Fund. At March 31, 2006, AIGGIC, an indirect wholly owned subsidiary of AIG, owned 100% of the outstanding Class Z shares of the Core Bond Fund.

   During the year ended March 31, 2006, the Strategic Bond and High Yield Bond Funds received a payment from AIGGIC, the subadvisor for the Funds, of $34,151 and $203,640, respectively. These amounts represent a reimbursement of the amount that the funds paid to certain other creditors of Fibermark, Inc. (certain bonds of which were previously held by the Fund) in connection with the resolution of the bankruptcy of Fibermark, Inc.

Note 4. Purchases and Sales of Investment Securities

   The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the year ended March 31, 2006 were as follows:

                                              U.S. Government                               High     Tax Exempt
                                  Core Bond     Securities        GNMA      Strategic    Yield Bond   Insured
                                    Fund           Fund           Fund      Bond Fund       Fund        Fund
                                 ------------ --------------- ------------ ------------ ------------ -----------
Purchases (excluding U.S.
 government securities)......... $252,280,493  $         --   $         -- $303,024,439 $271,165,008 $53,298,176
Sales (excluding U.S. government
 securities)....................  232,605,048            --             --  173,277,133  249,889,480  63,641,913
Purchases of U.S. government
 securities.....................  122,844,576   672,797,541    613,353,260  110,038,562           --          --
Sales of U.S. government
 securities.....................  131,478,699   682,620,859    683,900,638   57,566,112           --          --

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (continued)


Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, Fund mergers, treatment of defaulted securities, deferred directors compensation, amortization of premium/discount and derivative transactions.

                                        Distributable Earnings                  Tax Distributions
                                  For the year ended March 31, 2006     For the year ended March 31, 2006
                                -------------------------------------  ------------------------------------
                                            Long-term
                                          Gains/Capital   Unrealized
                                Ordinary      Loss       Appreciation   Ordinary     Long-term
Fund                             Income   CarryForward  (Depreciation)   Income    Capital Gains Tax Exempt
----                            --------  ------------- -------------- ----------- ------------- ----------
Core Bond Fund................. $438,490  $ (1,649,562)  $(1,985,827)  $ 8,133,286   $     --    $       --
U.S. Government Securities Fund  314,426    (8,532,661)   (4,556,713)    7,599,387         --            --
GNMA Fund......................  407,397    (1,498,599)   (6,985,389)   17,568,716    175,792            --
Strategic Bond Fund............  668,211   (27,636,027)    1,173,974    10,239,110         --            --
High Yield Bond Fund...........   24,077   (90,167,900)   10,778,425    21,693,351         --            --
Tax Exempt Insured Fund........   50,185*      418,577     2,160,766            --    716,341     2,165,823

--------
 * Tax exempt distributable earnings

                                    Tax Distributions
                            For the year ended March 31, 2005
                           -----------------------------------
                            Ordinary    Long-Term
Fund                         Income    Capital Gain Tax Exempt
----                       ----------- ------------ ----------
Core Bond................. $ 8,948,407  $2,408,211  $       --
U.S. Government Securities   7,670,802          --          --
GNMA......................  14,716,823          --          --
Strategic Bond............   6,802,946          --          --
High Yield Bond...........  25,444,795          --          --
Tax Exempt Insured........     543,743     516,966   2,496,568

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                                U.S.
                                                  Core       Government                                              Tax Exempt
                                                  Bond       Securities       GNMA        Strategic    High Yield     Insured
                                                  Fund          Fund          Fund        Bond Fund    Bond Fund        Fund
                                              ------------  ------------  ------------  ------------  ------------  -----------
Cost......................................... $176,494,981  $182,749,329  $575,818,814  $303,110,701  $321,272,490  $65,721,098
                                              ============  ============  ============  ============  ============  ===========
Appreciation.................................    1,998,832       405,397       490,962     8,461,986    25,499,243    2,242,714
Depreciation.................................   (3,984,659)   (4,962,110)   (7,476,351)   (7,303,204)  (14,710,640)     (81,948)
                                              ------------  ------------  ------------  ------------  ------------  -----------
Unrealized appreciation (depreciation) -- net $ (1,985,827) $ (4,556,713) $ (6,985,389) $  1,158,782  $ 10,788,603  $ 2,160,766
                                              ============  ============  ============  ============  ============  ===========

   As of March 31, 2006, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                      Capital Loss Carryforward
                           -------------------------------------------------------------------------------
Fund                         2007      2008       2009       2010        2011     2012   2013      2014
----                       -------- ---------- ---------- ----------- ----------- ---- -------- ----------
Core Bond................. $     -- $       -- $       -- $        -- $        -- $--  $829,951 $  819,611
U.S. Government Securities  997,836  7,263,249         --          --          --  --        --    271,576
GNMA......................       --         --         --          --          --  --        --  1,498,599
Strategic Bond............  721,003  4,808,434  5,601,470   6,464,175  10,040,945  --        --         --
High Yield Bond...........       --         --  8,923,368  32,249,552  48,994,980  --        --         --

   Included in the capital loss carryforward amounts at March 31, 2006 are the amounts of losses acquired from the following acquired Funds as a result of the reorganizations of the North American Funds ("NA Funds") on November 7, 2001.

North American U.S. Government Securities Fund $  997,836
North American Strategic Income Fund..........  2,727,955

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (continued)


   As a result of reorganizations into some of these portfolios during the period ended March 31, 2002, certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

   The Fund's indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the year ended March 31, 2006:

                     Capital Loss
                     Carryforward
Fund                   Utilized
----                 ------------
Strategic Bond Fund. $ 4,022,796
High Yield Bond Fund  18,815,390

   Under the current law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended March 31, 2006, the Funds elected to defer capital losses as follows:

                                  Deferred     Deferred
                                Post-October Post-October
Fund                            Capital Loss Currency Loss
----                            ------------ -------------
Core Bond Fund.................  $1,907,274       $--
U.S. Government Securities Fund   2,498,303        --
GNMA Fund......................   1,422,349        --
Strategic Bond Fund............      34,802        --
High Yield Bond Fund...........   2,172,571        --
Tax Exempt Insured Fund........          --        --

   For the period ended March 31, 2006, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net paydown adjustments, amortization of premium/discount and treatment of foreign currency to the components of net assets as follows:

                                   Accumulated       Accumulated
                                Undistributed Net Undistributed Net
                                Investment Income   Realized Gain
Fund                                 (Loss)            (Loss)       Capital Paid-in
----                            ----------------- ----------------- ---------------
Core Bond Fund.................    $  248,364        $  (248,364)         $--
U.S. Government Securities Fund       446,194           (446,194)          --
GNMA Fund......................     1,986,376         (1,986,376)          --
Strategic Bond Fund............      (314,419)           314,419           --
High Yield Bond Fund...........      (416,150)           416,150           --
Tax Exempt Insured Fund........         1,458             (1,458)          --

Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each series were as follows:

                                                           Core Bond Fund
                  ------------------------------------------------------------------------------------------------
                                        Class A                                          Class B
                  --------------------------------------------------  --------------------------------------------
                           For the                   For the                 For the                For the
                         year ended                year ended               year ended             year ended
                       March 31, 2006            March 31, 2005           March 31, 2006         March 31, 2005
                  ------------------------  ------------------------  ---------------------  ---------------------
                    Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                  ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares
 sold(1)(2)(3)...  1,748,062  $ 17,733,242   4,080,810  $ 41,782,506    92,365  $   937,854    75,896  $   777,468
Reinvested shares    696,578     7,070,484     820,201     8,427,158    11,448      115,912    16,776      171,948
Shares
 redeemed(1)(2).. (3,274,876)  (33,123,195) (1,771,439)  (18,067,712) (156,895)  (1,586,906) (143,212)  (1,463,512)
                  ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase
 (decrease)......   (830,236) $ (8,319,469)  3,129,572  $ 32,141,952   (53,082) $  (533,140)  (50,540) $  (514,096)
                  ==========  ============  ==========  ============  ========  ===========  ========  ===========

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (continued)

                                                             Core Bond Fund
                        ---------------------------------------------------------------------------------------
                                          Class C+                                     Class I
                        --------------------------------------------  -----------------------------------------
                               For the                For the               For the              For the
                              year ended             year ended           year ended            year ended
                            March 31, 2006         March 31, 2005       March 31, 2006        March 31, 2005
                        ---------------------  ---------------------  ------------------  ---------------------
                         Shares      Amount     Shares      Amount     Shares    Amount    Shares      Amount
                        --------  -----------  --------  -----------  -------  ---------  --------  -----------
Shares sold............   70,417  $   713,978    92,653  $   949,365   32,099  $ 325,572    51,056  $   524,372
Reinvested shares......   10,651      108,034    19,166      196,692    5,923     60,179    10,987      112,886
Shares redeemed(3)..... (222,046)  (2,250,537) (150,429)  (1,541,314) (46,817)  (474,822) (217,983)  (2,213,708)
                        --------  -----------  --------  -----------  -------  ---------  --------  -----------
Net increase (decrease) (140,978) $(1,428,525)  (38,610) $  (395,257)  (8,795) $ (89,071) (155,940) $(1,576,450)
                        ========  ===========  ========  ===========  =======  =========  ========  ===========

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
(1)Includes automatic conversion of 8,993 shares of Class B shares in the amount of $91,677 to 8,970 shares of Class A shares in the amount of $91,677.
(2)Includes automatic conversion of 9,062 shares of Class B shares in the amount of $90,626 to 9,042 shares of Class A shares in the amount of $90,626.
(3)Includes automatic conversion of 9,653 shares of Class C shares in the amount of $97,292 to 9,643 shares of Class A shares in the amount of $97,292.

                                    Core Bond Fund
                  --------------------------------------------------
                                        Class Z
                  --------------------------------------------------
                           For the                   For the
                         year ended                year ended
                       March 31, 2006            March 31, 2005
                  ------------------------  ------------------------
                    Shares       Amount       Shares       Amount
                  ----------  ------------  ----------  ------------
Shares sold......          8  $         81          --  $         --
Reinvested shares     60,692       617,407     225,039     2,309,447
Shares redeemed.. (1,684,510)  (17,100,137) (4,558,155)  (46,800,000)
                  ----------  ------------  ----------  ------------
Net increase
 (decrease)...... (1,623,810) $(16,482,649) (4,333,116) $(44,490,553)
                  ==========  ============  ==========  ============

                                                      U.S. Government Securities Fund
                  ------------------------------------------------------------------------------------------------------
                                        Class A                                             Class B
                  --------------------------------------------------  --------------------------------------------------
                           For the                   For the                   For the                   For the
                         year ended                year ended                year ended                year ended
                       March 31, 2006            March 31, 2005            March 31, 2006            March 31, 2005
                  ------------------------  ------------------------  ------------------------  ------------------------
                    Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
                  ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares
 sold(1)(2)(3)...  3,833,993  $ 35,900,779   1,851,870  $ 17,318,940     308,662  $  2,907,116     270,431  $  2,539,712
Reinvested shares    525,900     4,936,255     517,015     4,852,956      63,611       597,394      68,488       642,865
Shares
 redeemed(1)(2).. (6,513,774)  (61,084,959) (4,914,341)  (46,091,272) (1,150,867)  (10,789,192) (1,250,517)  (11,737,869)
                  ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase
 (decrease)...... (2,153,881) $(20,247,925) (2,545,456) $(23,919,376)   (778,594) $ (7,284,682)   (911,568) $ (8,555,292)
                  ==========  ============  ==========  ============  ==========  ============  ==========  ============

                            U.S. Government Securities Fund
                  --------------------------------------------------
                                       Class C+
                  --------------------------------------------------
                           For the                   For the
                         year ended                year ended
                       March 31, 2006            March 31, 2005
                  ------------------------  ------------------------
                    Shares       Amount       Shares       Amount
                  ----------  ------------  ----------  ------------
Shares sold......    290,146  $  2,736,476     225,967  $  2,132,586
Reinvested shares     26,443       247,808      27,763       260,245
Shares
 redeemed(3).....   (474,314)   (4,455,172)   (762,001)   (7,152,432)
                  ----------  ------------  ----------  ------------
Net increase
 (decrease)......   (157,725) $ (1,470,888)   (508,271) $ (4,759,601)
                  ==========  ============  ==========  ============

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
(1)Includes automatic conversion of 181,948 shares of Class B shares in the amount of $1,713,174 to 182,020 shares of Class A shares in the amount of $1,713,174.
(2)Includes automatic conversion of 255,677 shares of Class B shares in the amount of $2,072,021 to 255,775 shares of Class A shares in the amount of $2,072,021.
(3)Includes automatic conversion of 11,098 shares of Class C shares in the amount of $103,548 to 11,086 shares of Class A shares in the amount of $103,548.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (continued)

                                                                    GNMA Fund
                     ------------------------------------------------------------------------------------------------------
                                           Class A                                             Class B
                     --------------------------------------------------  --------------------------------------------------
                              For the                   For the                   For the                   For the
                            year ended                year ended                year ended                year ended
                          March 31, 2006            March 31, 2005            March 31, 2006            March 31, 2005
                     ------------------------  ------------------------  ------------------------  ------------------------
                       Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
                     ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold(1)(3)(5)  3,679,546  $ 41,272,893   6,894,773  $ 77,011,294     404,406  $  4,553,528     508,758  $  5,716,800
Reinvested
 shares.............  1,003,485    11,219,648     796,791     8,909,301     198,444     2,224,433     173,434     1,942,448
Shares
 redeemed(1)(3)..... (7,280,453)  (81,346,189) (7,168,924)  (80,162,014) (2,809,670)  (31,520,044) (3,556,936)  (39,827,017)
                     ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net
 increase
 (decrease)......... (2,597,422) $(28,853,648)    522,640  $  5,758,581  (2,206,820) $(24,742,083) (2,874,744) $(32,167,769)
                     ==========  ============  ==========  ============  ==========  ============  ==========  ============

                                                                    GNMA Fund
                     ------------------------------------------------------------------------------------------------------
                                          Class C+                                             Class X
                     --------------------------------------------------  --------------------------------------------------
                              For the                   For the                   For the                   For the
                            year ended                year ended                year ended                year ended
                          March 31, 2006            March 31, 2005            March 31, 2006            March 31, 2005
                     ------------------------  ------------------------  ------------------------  ------------------------
                       Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
                     ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold.........    602,279  $  6,796,898     853,099  $  9,604,217       2,510  $     28,279     273,192  $  3,065,920
Reinvested
 shares.............    104,533     1,173,387     101,604     1,138,268         821         9,297      22,436       251,259
Shares
 redeemed(5)........ (1,952,806)  (21,948,681) (3,789,770)  (42,453,144)    (93,618)   (1,057,899)   (946,348)  (10,755,314)
                     ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net
 increase
 (decrease)......... (1,245,994) $(13,978,396) (2,835,067) $(31,710,659)    (90,287) $ (1,020,323)   (650,720) $ (7,438,135)
                     ==========  ============  ==========  ============  ==========  ============  ==========  ============

                                                               Strategic Bond Fund
                     ------------------------------------------------------------------------------------------------------
                                           Class A                                             Class B
                     --------------------------------------------------  --------------------------------------------------
                              For the                   For the                   For the                   For the
                            year ended                year ended                year ended                year ended
                          March 31, 2006            March 31, 2005            March 31, 2006            March 31, 2005
                     ------------------------  ------------------------  ------------------------  ------------------------
                       Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
                     ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold(2)(4)(6) 37,513,168  $132,293,432   6,957,950  $ 24,096,113   5,688,635  $ 20,006,461   3,302,013  $ 11,307,598
Reinvested
 shares.............  1,059,222     3,741,901     532,965     1,826,684     326,591     1,152,376     359,941     1,230,161
Shares
 redeemed(2)(4)..... (8,234,142)  (29,041,992) (3,331,876)  (11,327,054) (3,586,213)  (12,634,437) (3,556,677)  (12,132,722)
                     ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------

 Net increase
 (decrease)......... 30,338,248  $106,993,341   4,159,039  $ 14,595,743   2,429,013  $  8,524,400     105,277       405,037
                     ==========  ============  ==========  ============  ==========  ============  ==========  ============

                                                  Strategic Bond Fund
                     ----------------------------------------------------------------------------
                                          Class C+                                Class I
                     --------------------------------------------------  ------------------------
                              For the                   For the                   For the
                            year ended                year ended                year ended
                          March 31, 2006            March 31, 2005            March 31, 2005
                     ------------------------  ------------------------  ------------------------
                       Shares       Amount       Shares       Amount       Shares       Amount
                     ----------  ------------  ----------  ------------  ----------  ------------
Shares sold......... 20,236,121  $ 71,570,743   5,570,700  $ 19,497,879          --  $         --
Reinvested
 shares.............    417,085     1,477,074     243,819       839,417      29,881        99,113
Shares
 redeemed(6)........ (3,618,681)  (12,799,109) (1,723,947)   (5,880,680) (1,122,765)   (3,817,402)
                     ----------  ------------  ----------  ------------  ----------  ------------

 Net increase
 (decrease)......... 17,034,525  $ 60,248,708   4,090,572  $ 14,456,616  (1,092,884) $ (3,718,289)
                     ==========  ============  ==========  ============  ==========  ============

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
(1)Includes automatic conversion of 130,250 shares of Class B shares in the amount of $1,464,891 to 130,598 shares of Class A shares in the amount of $1,464,891.
(2)Includes automatic conversion of 457,044 shares of Class B shares in the amount of $1,587,294 to 456,684 shares of Class A shares in the amount of $1,587,294.
(3)Includes automatic conversion of 312,753 shares of Class B shares in the amount of $3,254,695 to 313,548 shares of Class A shares in the amount of $3,254,695.
(4)Includes automatic conversion of 853,201 shares of Class B shares in the amount of $2,990,264 to 853,082 shares of Class A shares in the amount of $2,990,264.
(5)Includes automatic conversion of 115 shares of Class C shares in the amount of $1,284 to 115 shares of Class A shares in the amount of $1,284.
(6)Includes automatic conversion of 1,485 shares of Class C shares in the amount of $5,269 to 1,489 shares of Class A shares in the amount of $5,269.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (continued)


                                                            High Yield Bond Fund
                -----------------------------------------------------------------------------------------------------------
                                        Class A                                               Class B
                ------------------------------------------------------  ---------------------------------------------------
                          For the                     For the                    For the                    For the
                        year ended                  year ended                  year ended                year ended
                      March 31, 2006              March 31, 2005              March 31, 2006            March 31, 2005
                --------------------------  --------------------------  -------------------------  ------------------------
                   Shares        Amount        Shares        Amount        Shares       Amount       Shares       Amount
                -----------  -------------  -----------  -------------  -----------  ------------  ----------  ------------
Shares
 sold(1)(3)....  60,157,451  $ 269,492,069   33,645,561  $ 144,289,277    2,657,600  $ 12,034,094   2,940,030  $ 12,724,157
Reinvested
 shares........   1,245,496      5,639,708    1,222,912      5,293,782      363,347     1,644,185     485,730     2,096,352
Shares
 redeemed(1)(3) (37,827,675)  (171,886,729) (34,116,411)  (147,909,905)  (5,617,900)  (25,321,387) (6,876,355)  (29,724,616)
                -----------  -------------  -----------  -------------  -----------  ------------  ----------  ------------
Net increase
 (decrease)....  23,575,272  $ 103,245,048      752,062  $   1,673,154   (2,596,953) $(11,643,108) (3,450,595) $(14,904,107)
                ===========  =============  ===========  =============  ===========  ============  ==========  ============

                                                            High Yield Bond Fund
                -----------------------------------------------------------------------------------------------------------
                                       Class C+                                               Class Z
                ------------------------------------------------------  ---------------------------------------------------
                          For the                     For the                    For the                    For the
                        year ended                  year ended                  year ended                year ended
                      March 31, 2006              March 31, 2005              March 31, 2006            March 31, 2005
                --------------------------  --------------------------  -------------------------  ------------------------
                   Shares        Amount        Shares        Amount        Shares       Amount       Shares       Amount
                -----------  -------------  -----------  -------------  -----------  ------------  ----------  ------------
Shares sold....   9,135,786  $  41,520,484    7,504,054  $  32,828,182           --  $     (1,745)         --  $         --
Reinvested
 shares........     456,958      2,077,622      475,915      2,070,792      380,489     1,688,457   1,616,351     6,993,860
Shares
 redeemed......  (9,102,263)   (41,384,506)  (5,742,182)   (25,067,974) (20,406,473)  (90,194,761)         --            --
                -----------  -------------  -----------  -------------  -----------  ------------  ----------  ------------
Net increase
 (decrease)....     490,481  $   2,213,600    2,237,787  $   9,831,000  (20,025,984) $(88,508,049)  1,616,351  $  6,993,860
                ===========  =============  ===========  =============  ===========  ============  ==========  ============


                                                  Tax Exempt Insured Fund
                -------------------------------------------------------------------------------------------
                                   Class A                                        Class B
                ---------------------------------------------  --------------------------------------------
                       For the                 For the                For the                For the
                      year ended             year ended              year ended             year ended
                    March 31, 2006         March 31, 2005          March 31, 2006         March 31, 2005
                ---------------------  ----------------------  ---------------------  ---------------------
                 Shares      Amount     Shares      Amount      Shares      Amount     Shares      Amount
                --------  -----------  --------  ------------  --------  -----------  --------  -----------
Shares
 sold(2)(4)(5).  238,472  $ 3,042,167   224,481  $  2,913,673    27,050  $   345,577    31,978  $   416,668
Reinvested
 shares........  120,617    1,542,466   143,521     1,856,004    12,879      164,760    19,131      247,355
Shares
 redeemed(2)(4) (686,079)  (8,829,065) (777,009)  (10,040,254) (210,933)  (2,709,988) (612,542)  (7,956,706)
                --------  -----------  --------  ------------  --------  -----------  --------  -----------
Net increase
 (decrease).... (326,990) $(4,244,432) (409,007) $ (5,270,577) (171,004) $(2,199,651) (561,433) $(7,292,683)
                ========  ===========  ========  ============  ========  ===========  ========  ===========

                           Tax Exempt Insured Fund
                ---------------------------------------------
                                   Class C+
                ---------------------------------------------
                       For the                 For the
                      year ended             year ended
                    March 31, 2006         March 31, 2005
                ---------------------  ----------------------
                 Shares      Amount     Shares      Amount
                --------  -----------  --------  ------------
Shares sold....   63,887  $   822,552   104,291  $  1,344,350
Reinvested
 shares........    8,147      104,235     9,966       128,971
Shares
 redeemed(5)... (159,889)  (2,047,423) (110,179)   (1,429,778)
                --------  -----------  --------  ------------
Net increase
 (decrease)....  (87,855) $(1,120,636)    4,078  $     43,543
                ========  ===========  ========  ============

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
(1)Includes automatic conversion of 949,983 shares of Class B shares in the amount of $4,158,286 to 951,789 shares of Class A shares in the amount of $4,158,286.
(2)Includes automatic conversion of 104,915 shares of Class B shares in the amount of $1,365,087 to 104,980 shares of Class A shares in the amount of $1,365,087.
(3)Includes automatic conversion of 1,641,545 shares of Class B shares in the amount of $6,887,072 to 1,643,704 shares of Class A shares in the amount of $6,887,072.
(4)Includes automatic conversion of 58,150 shares of Class B shares in the amount of $713,143 to 58,187 shares of Class A shares in the amount of $713,143.
(5)Includes automatic conversion of 40,574 shares of Class C shares in the amount of $514,904 to 40,574 shares of Class A shares in the amount of $514,904.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (continued)


Note 7. Transactions with Affiliates:

   As disclosed in the Investment Portfolios, certain funds own securities issued by American International Group, Inc. ("AIG") or an affiliate thereof. During the year ended March 31, 2006, the following funds recorded realized gains (losses) and income on security transactions of affiliates of AIG as follows:

                                          Market Value  Cost of  Proceeds of  Realized    Change in  Market Value
Fund       Security               Income  at March 31, Purchases    Sales    Gain/(Loss) Unrealized  at March 31,
Core Bond. Riviera Holdings Corp.
           11.00% due 06/15/10    $13,750   $138,125      $--        $--         $--      $ (5,312)    $132,813
Strategic
 Bond..... Riviera Holdings Corp.
           11.00% due 06/15/10     14,850    149,175       --         --          --        (5,738)     143,437
High Yield
 Bond..... Riviera Holdings Corp.
           11.00% due 06/15/10     88,000    884,000       --         --          --       (34,000)     850,000

Note 8. Lines of Credit

   The AIG SunAmerica Family of Mutual Funds has established $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the $75 million committed line of credit, which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. For the year ended March 31, 2006, the following Funds had borrowings:

                                                              Weighted
                              Days     Interest    Average    Average
Fund                       Outstanding Charges  Debt Utilized Interest
----                       ----------- -------- ------------- --------
Core Bond.................      1      $    425  $ 3,018,775    5.06%
U.S. Government Securities     10         3,295    2,732,275    4.34
High Yield Bond...........     82       147,788   15,602,141    4.03

Note 9. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2006 none of the Funds participated in this program.

Note 10. Trustees Retirement Plan

   The Trustees of the SunAmerica Income Funds have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the AIG SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before age 70, or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each AIG SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years is added to each Eligible Trustee's Account until such Eligible

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (continued)

   Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   The following amounts of the Retirement Plan liability are included in the Trustees fees and expenses line on the Statement of Assets and Liabilities and the amount for the Retirement Plan expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                           Retirement Retirement Retirement
                              Plan       Plan       Plan
                           Liability   Expense    Payments
                           ---------- ---------- ----------
Fund                             As of March 31, 2006
----                       --------------------------------
Core Bond.................  $23,000     $2,019    $   952
U.S. Government Securities   96,995      2,253     10,027
GNMA......................   48,523      5,320      2,525
Strategic Bond............   24,699      1,535      2,322
High Yield Bond...........   46,446      3,638      3,598
Tax Exempt Insured........   29,851        812      2,824

Note 11. Other Information

   On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of the Adviser, the Distributor and AIGGIC (the "Subadviser"), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Trust.

   AIG, without admitting or denying the allegations in the complaint except as to jurisdiction, consented to the entry of an injunction against further violations of the statues referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to
   Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser, the Distributor and the Subadviser received a temporary order from the SEC pursuant to
   Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including the Adviser, the Subadviser and the Distributor, to continue to serve as investment adviser, sub-adviser, and principal underwriter of the Funds. The Adviser, the Distributor and the Subadvisor expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

   Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

   As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

   Subject to receipt of permanent relief, the Adviser, the Subadviser and the Distributor believe that the settlements are not likely to have a material adverse effect on their ability to perform investment advisory and underwriting services, respectively, relating to the Funds.

Note 12. Subsequent Event

   On February 21, 2006, the Board of Trustees of the SunAmerica Income Funds approved the liquidation of the SunAmerica Core Bond Fund. Accordingly, the Fund will be liquidated on or about May 31, 2006. In anticipation of the liquidation, as of April 1, 2006, the SunAmerica Core Bond Fund ceased offering new shares (other than purchases of shares pursuant to a dividend reinvestment plan and certain group and/or retirement plans) and the Distributor discontinued the collection of Distribution and/or Service (Rule 12b-1) Fees.

        SunAmerica Income Funds
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of SunAmerica Income Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SunAmerica Core Bond Fund, SunAmerica U.S. Government Securities Fund, SunAmerica GNMA Fund, SunAmerica Strategic Bond Fund, SunAmerica High Yield Bond Fund, and SunAmerica Tax Exempt Insured Fund, (constituting the six portfolios of the SunAmerica Income Funds hereafter referred to as the "Funds") at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As described in Note 12, the Board of Trustees has approved a plan of liquidation of the SunAmerica Core Bond Fund (the "Portfolio"). This liquidation is expected to take place following the approval by the Funds' shareholders, at which the portfolio will cease to operate.

PricewaterhouseCoopers LLP

Houston, Texas
May 23, 2006

        SunAmerica Income Funds
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2006 -- (unaudited)

The following table contains basic information regarding the Trustees and Officers that oversee operations of the Funds and other investment companies within the Fund complex.

                                                                                   Number of
                        Position     Term of                                        Funds in
        Name,          Held With    Office and                                    Fund Complex
     Address and       SunAmerica   Length of         Principal Occupations       Overseen by        Other Directorships
    Date of Birth*      Complex   Time Served(4)       During Past 5 Years         Trustee(1)        Held by Trustee(2)
---------------------- ---------- -------------- -------------------------------- ------------ -------------------------------
TRUSTEE

Jeffrey S. Burum        Trustee    2004-present  Founder and CEO of National          43       None
DOB: February 27, 1963                           Housing Development Corp;
                                                 Founder, Owner and Partner of
                                                 Colonies Crossroads, Inc.
                                                 (January 2000 to present);
                                                 Owner and Managing Member
                                                 of Diversified Pacific
                                                 Development Group, LLC (June
                                                 1990 to present).

Dr. Judith L. Craven    Trustee    2001-present  Retired.                             92       Director, A.G. Belo Corporation
DOB: October 6, 1945                                                                           (1992 to present); Director,
                                                                                               Sysco Corporation (1996 to
                                                                                               present); Director, Luby's Inc.
                                                                                               (1998 to present); Director,
                                                                                               University of Texas Board of
                                                                                               Regents (2001-Present).

William F. Devin        Trustee    2001-present  Retired.                             92       Member of the Board of
DOB: December 30,                                                                              Governors, Boston Stock
1938                                                                                           Exchange (1985-Present).

Samuel M. Eisenstat     Chairman   1986-present  Attorney, solo practitioner.         53       Director, North European Oil
DOB: March 7, 1940      of the                                                                 Royalty Trust.
                        Board

Stephen J. Gutman       Trustee    1986-present  Associate, Corcoran Group (Real      53       None
DOB: May 10, 1943                                Estate) (October 2003-present);
                                                 Partner and Member of
                                                 Managing Directors, Beau
                                                 Brummell-Soho, LLC (licensing
                                                 of menswear specialty retailing
                                                 and other activities) (June 1988
                                                 to present).

Peter A. Harbeck(3)     Trustee    1995-present  President, CEO and Director,         101      None
DOB: January 23, 1954                            AIG SunAmerica Asset
                                                 Management Corp.
                                                 ("SAAMCo") (August 1995 to
                                                 present); Director, AIG
                                                 SunAmerica Capital Services,
                                                 Inc. ("SACS") (August 1993 to
                                                 present); President and CEO,
                                                 AIG Advisor Group, Inc. (June
                                                 2004 to present)

        SunAmerica Income Funds
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2006 -- (unaudited)

                                                                                  Number of
                       Position     Term of                                        Funds in
       Name,          Held With    Office and                                    Fund Complex
    Address and       SunAmerica   Length of         Principal Occupations       Overseen by       Other Directorships
   Date of Birth*      Complex   Time Served(4)       During Past 5 Years         Trustee(1)       Held by Trustee(2)
--------------------- ---------- -------------- -------------------------------- ------------ -----------------------------
William J. Shea       Trustee     2004-present  President and CEO, Conseco,          53       Chairman of the Board, Royal
DOB: February 9, 1948                           Inc. (2001 to 2004); Chairman of              and SunAlliance, U.S.A., Inc.
                                                the Board of Centennial                       (March 2005 to present);
                                                Technologies, Inc. (1998 to                   Director, Boston Private
                                                2001); Vice Chairman, Bank                    Holdings (October 2004 to
                                                Boston Corporation (1993 to                   present).
                                                1998)
OFFICERS
Vincent M. Marra      President   2004-present  Senior Vice President and Chief      N/A      N/A
DOB: May 28, 1950                               Operating Officer, SAAMCo
                                                (February 2003-present); Chief
                                                Administrative Officer, Chief
                                                Operating Officer and Chief
                                                Financial Officer, Carret & Co.,
                                                LLC (June 2002 to February
                                                2003); President and Chief
                                                Operating Officer, Bowne Digital
                                                Solutions (1999 to May 2002)
Donna M. Handel       Treasurer   2002-present  Senior Vice President, SAAMCo        N/A      N/A
DOB: June 25, 1966                              (December 2004 to present);
                                                Vice President, SAAMCo (1997
                                                to December 2004); Assistant
                                                Treasurer (1993 to 2002).
Gregory N. Bressler   Secretary   September     Senior Vice President and            N/A      N/A
DOB: November 17,     and Chief   2005-present  General Counsel, SAAMCo
1966                  Legal                     (June 2005 to Present); Vice
                      Officer                   President and Director of U.S.
                                                Asset Management Compliance,
                                                Goldman Sachs Asset
                                                Management, L.P. (June 2004 to
                                                June 2005); Deputy General
                                                Counsel, Credit Suisse Asset
                                                Management, LLC. (June 2002-
                                                June 2004); Counsel, Credit
                                                Suisse Asset Management, LLC
                                                (January 2000-June 2002).

--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (10 funds), The Trust (6 funds), SunAmerica Focused Series, Inc. (17 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios), VALIC Company I (33 portfolios), VALIC Company II (15 funds), Seasons Series Trust (24 portfolios), AIG Series Trust (6 funds), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund) and SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940 because he is an officer and director of the advisor and a director of the principal underwriter of the Trust.
(3) Interested trustee, as defined within the Investment Company Act of 1940.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan discussed in Note 10 of the financial statements.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

        SunAmerica Income Funds
        SHAREHOLDER TAX INFORMATION -- March 31, 2006 -- (unaudited)

Certain tax information regarding the SunAmerica Income Funds is required to be provided to shareholders based upon each Fund's income and distributions for the taxable periods ended March 31, 2006. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2006. The information necessary to complete your income tax returns will be included with your Form 1099-DIV to be received under separate cover in January 2007.

During the year ended March 31, 2006 the Funds paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

                                                     Net          Net        Net Long-   Qualifying % for the
                                          Total   Investment  Short-Term       Term         70% Dividends
                                        Dividends   Income   Capital Gains Capital Gains  Received Deduction
                                        --------- ---------- ------------- ------------- --------------------
Core Bond Fund Class A.................   $0.44     $0.44        $  --         $  --              -- %
Core Bond Fund Class B.................    0.37      0.37           --            --               --
Core Bond Fund Class C.................    0.37      0.37           --            --               --
Core Bond Fund Class I.................    0.45      0.45           --            --               --
Core Bond Fund Class Z.................    0.50      0.50           --            --               --
U.S. Government Securities Fund Class A    0.37      0.37           --            --               --
U.S. Government Securities Fund Class B    0.31      0.31           --            --               --
U.S. Government Securities Fund Class C    0.31      0.31           --            --               --
GNMA Fund Class A......................    0.48      0.40         0.04          0.04               --
GNMA Fund Class B......................    0.41      0.33         0.04          0.04               --
GNMA Fund Class C......................    0.41      0.33         0.04          0.04               --
Strategic Bond Fund Class A............    0.18      0.18           --            --             1.19
Strategic Bond Fund Class B............    0.16      0.16           --            --             1.19
Strategic Bond Fund Class C............    0.16      0.16           --            --             1.19
High Yield Bond Fund Class A...........    0.33      0.33           --            --             0.80
High Yield Bond Fund Class B...........    0.30      0.30           --            --             0.80
High Yield Bond Fund Class C...........    0.30      0.30           --            --             0.80
High Yield Bond Fund Class Z...........    0.27      0.27           --            --             0.80
Tax-Exempt Insured Fund Class A........    0.53      0.40*          --          0.13               --
Tax-Exempt Insured Fund Class B........    0.45      0.32*          --          0.13               --
Tax-Exempt Insured Fund Class C........    0.45      0.32*          --          0.13               --

--------
* Tax exempt interest dividends

For the year ended March 31, 2006, certain dividends paid by the Strategic Bond Fund and High Yield Bond Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

                         Portfolio             Amount
                         ---------            --------
                         Strategic Bond Fund. $129,179
                         High Yield Bond Fund  188,311

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited)


As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the SunAmerica Income Funds' portfolios to a similar investment in an index. Please note that "inception" as used herein reflects the date on which a specific class of shares commenced operations. It is important to note that the SunAmerica Income Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of the largest class of that particular Fund. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)

Core Bond Fund

For the annual period ended March 31, 2006, the SunAmerica Core Bond Fund Class A returned 2.96% at net asset value (before maximum sales charge). The Fund's benchmark, the Lehman Brothers U.S. Aggregate Bond Index*, returned 2.26% for the same period.

During the fiscal year ended March 31, 2006, the credit market posted a solid performance sustained by favorable macroeconomic conditions and strong technical dynamics. Strong new issuance volume supported activity in the fixed income market as a whole. Robust demand from both domestic and foreign investors supported primary and secondary market activity. In addition, synthetic market activity continued to provide support. Leveraged Buy Out and shareholder friendly activity continued to affect investor sentiment. Nevertheless, during the later half of the period the overall effect of this type of activity garnered a more muted reaction from market participants.

The market environment provided both challenges and opportunities during the period. Secondary activity in the portfolio included trades which looked to take advantage of volatility in specific credits. In addition, positions were added to take advantage of the steep slope of the credit curve in many names as the U.S. Treasury curve flattened 90 basis points during the fiscal year.

Emerging market and high yield bonds were the top performing asset classes within the portfolio. High yield bonds performed well as fundamentals remained solid and volatility muted as evidenced by the performance of the airline industry. Emerging market bonds posted strong performance as the economic backdrop of emerging economies improved and commodity prices increased.

Security selection was the main contributor to the Fund's yearly performance followed by the overall yield of the portfolio. Longer dated emerging market bonds and short maturity high yield bonds were among the top contributors to the portfolio's performance. Intermediate high yield bonds and sovereign risk bonds in non-U.S. dollar currencies were among the major detractors to performance for the annual period. In the emerging markets, credits issued by Venezuela, Turkey, Russia and Argentina were among the top contributors. Calpine due 2013 and American Cellular due 2011 were two high yield credits that contributed significantly to the portfolio.

--------
* The Lehman Brothers U.S. Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)


                                    [CHART]

                                              Lehman Brothers
            Core Bond Fund Class A/#/    U.S. Aggregate Bond Index+
            ------------------------     -------------------------
 3/96              $ 9,521                       $10,000.00
 3/97                9,882                        10,491.05
 3/98               11,102                        11,749.85
 3/99               11,615                        12,511.07
 3/00               11,675                        12,745.85
 3/01               12,707                        14,342.34
 3/02               13,095                        15,108.36
 3/03               14,349                        16,873.91
 3/04               14,966                        17,785.96
 3/05               15,256                        17,990.15
 3/06               15,707                        18,396.22

                      Class A            Class B            Class C            Class I            Class Z
                 ------------------ ------------------ ------------------ ------------------ ------------------
      Core       Average            Average            Average            Average            Average
      Bond       Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund       Return   Return+   Return   Return+   Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return    -1.98%     2.96%   -1.75%     2.19%    1.31%     2.29%    2.96%     2.96%    3.44%     3.44%
---------------------------------------------------------------------------------------------------------------
5 Year Return     3.32%    23.61%    3.26%    19.41%    3.65%    19.65%    4.38%    23.92%    4.91%    27.07%
---------------------------------------------------------------------------------------------------------------
10 Year Return    4.62%    64.97%    4.62%    57.07%    4.48%    55.04%      N/A       N/A      N/A       N/A
---------------------------------------------------------------------------------------------------------------
Since Inception*  5.69%   139.60%    5.02%    80.07%    4.82%    75.83%    5.30%    34.38%    5.78%    37.90%
---------------------------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 05/1/91; Class B: 04/1/94; Class C: 04/1/94; Class
  I: 07/10/00; Class Z: 07/10/00
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 4.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12-month period ending March 31, 2006, the SunAmerica Core Bond Fund Class A returned (1.98%), compared to 2.26% for the Lehman Brothers U.S. Aggregate Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

+ The Lehman Brothers U.S. Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)

U.S. Government Securities Fund

For the annual period ended March 31, 2006, the SunAmerica U.S. Government Securities Fund Class A returned 1.68% at net asset value (before maximum sales charge). The Fund's benchmark, the Lehman Brothers Government Index**, returned 2.14% over the same period.

The period began with rates dropping sharply for Treasury securities. Rates then rose steadily with some pullbacks intermittently to end the year higher. In general, for most of the year, the Fund was managed with a bullish bias, expecting an end of the Federal rate hike cycle that was earlier than the market anticipated. This portfolio stance was based on early signs of weakness in the housing sector and a subdued core personal consumption expenditure deflator. However, as it turned out, the policy makers seemed to err on the side of being pre-emptive against inflation by focusing on the tightening labor condition, rising capacity utilization rates and the fear that higher oil price could eventually be inflationary. As a result, the Fund underperformed as rates rose higher over the second half of the year and the Federal Reserve took Federal Funds rate from 2.75% in March 2005 to 4.75% a year later.

The Fund maintained its strategy of holding minimal exposure to Freddie Mac and Fannie Mae securities. This benefited the Fund as spreads continued to move in favor of Treasury and GNMA securities.


                      [CHART]


            U.S. Government            Lehman Brothers U.S.
        Securities Fund Class A#@     Government Bond Index**
        -------------------------     -----------------------
 3/96          $9,529                      $10,000.00
 3/97           9,908                       10,429.21
 3/98          10,861                       11,696.57
 3/99          11,394                       12,477.48
 3/00          11,495                       12,789.57
 3/01          12,999                       14,366.76
 3/02          13,446                       14,933.03
 3/03          15,346                       16,934.83
 3/04          15,851                       17,653.65
 3/05          15,948                       17,672.85
 3/06          16,215                       18,050.97

                      Class A            Class B            Class C
      U.S.       ------------------ ------------------ ------------------
   Government    Average            Average            Average
   Securities    Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund       Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return    -3.18%     1.68%   -2.89%     1.02%    0.04%     1.02%
-------------------------------------------------------------------------
5 Year Return     3.52%    24.74%    3.49%    20.69%    3.80%    20.53%
-------------------------------------------------------------------------
10 Year Return    4.95%    70.16%    4.91%    61.44%      N/A       N/A
-------------------------------------------------------------------------
Since Inception*  4.97%    92.46%    5.94%   218.55%    4.70%    36.89%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 10/1/93; Class B: 03/3/86; Class C: 06/1/99.
# For the purpose of the graph, it has been assumed that the maximum sales charge of 4.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
@ Beginning with the fiscal year ended March 31, 2006, the average annual total return displayed in the Line Graph is for Class A shares. Returns of Class A shares have replaced the returns of Class B shares in the Line Graph because Class A currently has the largest amount of assets of any Class of the Fund.

For the 12-month period ending March 31, 2006, the SunAmerica U.S. Government Securities Fund Class A returned (3.18)%, compared to 2.14% for the Lehman Brothers Government Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

** The Lehman Brothers U.S. Government Index is a broad index composed solely of U.S. Treasury Securities maturing from 1-30 years.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)

GNMA Fund

For the annual period ended March 31,2006, the SunAmerica GNMA Fund Class A returned 2.18% at net asset value (before maximum sales charge). The Fund's benchmark, the Citigroup Mortgage GNMA Index**, returned 3.11% over the same period.

The period began with rates dropping sharply for both mortgage-backed securities and Treasury securities, rates then rose steadily with some pullbacks intermittently to end the period higher. In general, for most part of the year, the Fund was managed with a bullish bias expecting an earlier than consensus ending of the Federal rate hike cycle. This portfolio stance was based on early signs of weakness in the housing sector and a subdued core personal consumption expenditure deflator. However, as it turned out, the policy makers seemed to err on the side of being pre-emptive against inflation by focusing on the tightening labor market, rising capacity utilization rates and the fear that higher oil price could eventually be inflationary. As a result, the Fund underperformed as rates rose higher over the second half of the year and the Federal Reserve took the Federal Funds rate from 2.75% in March 2005 to 4.75% a year later.

The Fund maintained its strategy of holding minimal exposure to Freddie Mac and Fannie Mae securities. This benefited the Fund as spreads continued to move in favor of GNMA securities.

                                    [CHART]
                   GNMA Fund         Salomon Brothers
                    Class A#@          GNMA Index**
                   ----------        ----------------
3/96                $9,525              $10,000
3/97                10,039               10,597
3/98                11,262               11,749
3/99                11,973               12,487
3/00                12,259               12,856
3/01                13,867               14,390
3/02                14,511               15,336
3/03                16,293               16,628
3/04                16,792               17,257
3/05                17,028               17,768
3/06                17,400               18,321

                      Class A            Class B            Class C
                 ------------------ ------------------ ------------------
                 Average            Average            Average
      GNMA       Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund       Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return    -2.68%     2.18%   -2.49%     1.43%    0.54%     1.53%
-------------------------------------------------------------------------
5 Year Return     3.64%    25.47%    3.60%    21.32%    3.96%    21.42%
-------------------------------------------------------------------------
10 Year Return    5.69%    82.67%    5.52%    71.10%      N/A       N/A
-------------------------------------------------------------------------
Since Inception*  5.66%   108.72%    7.44%   418.31%    5.06%    40.13%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 10/11/93; Class B: 04/25/83; Class C: 06/1/99.
# For the purpose of the graph, it has been assumed that the maximum sales charge of 4.75% of offering, was deducted from the initial $10,000 investment in the Fund.
@ Beginning with the fiscal year ended March 31, 2006, the average annual total return displayed in the Line Graph is for Class A shares. Returns of Class A shares have replaced the returns of Class B shares in the Line Graph because Class A currently has the largest amount of assets of any Class of the Fund.

For the 12-month period ending March 31, 2006, the SunAmerica GNMA Fund Class A returned (2.68)%, compared to 3.11% for the Citigroup Mortgage GNMA Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

**The Citigroup Mortgage GNMA Index is comprised of 15 and 30-year fixed-rate pass-through mortgage-backed securities.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)

Strategic Bond Fund

For the annual period ended March 31, 2006, the SunAmerica Strategic Bond Fund Class A returned 6.54% at net asset value (before maximum sales charge). The Fund's benchmark, the Lehman Brothers U.S. Aggregate Bond Index*, returned 2.26% over the same period.

During the fiscal year ended March 31, 2006, the credit market posted a solid performance sustained by favorable macroeconomic conditions and strong technical dynamics. Strong new issuance volume supported activity in the fixed income market as a whole. Robust demand from both domestic and foreign investors supported primary and secondary market activity. In addition, synthetic market activity continued to provide support. Leveraged buyout and shareholder friendly activity continued to impact investor sentiment. Nevertheless, during the later half of the period the overall effect of this type of activity garnered a more muted reaction from market participants.

The market environment provided both challenges and opportunities during the period. Secondary activity in the portfolio included trades which looked to take advantage of volatility in specific credits. In addition, positions were added to take advantage of the steep slope of the credit curve for many names relative to the U.S. Treasury curve which flattened 90 basis points during the fiscal year.

Emerging market and high yield bonds were the top-performing asset classes. High yield bonds performed well as fundamentals remained solid and volatility muted as evidenced by the performance of the airline industry. Emerging market bonds posted strong performance as the economic backdrop of emerging economies improved and commodity prices increased.

Security selection was the main contributor to yearly performance followed by the overall yield of the portfolio. Long-dated sovereign bonds of Venezuela and Brazil were among the top contributors to the performance. The main detractor were investments in non-U.S. Dollar currencies and intermediate high yield bonds. Specifically, short-dated Swedish sovereign bonds and intermediate term holdings in Charter Communication and Precession Cable Assemblies, were among the poorest contributors to portfolio performance.

--------
* The Lehman Brothers U.S. Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)


                       [CHART]

          Strategic Bond     Lehman Brothers U.S.
           Fund Class A#     Aggregate Bond Index+
          --------------     --------------------
3/96          $9,524               $10,000
3/97          10,703                10,491
3/98          12,061                11,750
3/99          11,926                12,511
3/00          12,184                12,746
3/01          12,814                14,342
3/02          13,382                15,108
3/03          14,596                16,874
3/04          17,229                17,786
3/05          18,788                17,990
3/06          20,074                18,396




                                     Class A            Class B            Class C
                                ------------------ ------------------ ------------------
                                Average            Average            Average
     Strategic                  Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Bond Fund                  Return   Return+   Return   Return+   Return   Return+
-------------------             ------- ---------- ------- ---------- ------- ----------
 1 Year Return                   1.59%     6.54%    2.14%     6.14%    4.84%     5.84%
----------------------------------------------------------------------------------------
 5 Year Return                   8.34%    56.65%    8.34%    51.24%    8.72%    51.88%
----------------------------------------------------------------------------------------
 10 Year Return                  7.22%   110.77%    7.17%    99.89%    7.07%    98.10%
----------------------------------------------------------------------------------------
 Since Inception*                6.97%   142.44%    7.59%   140.62%    7.40%   135.46%
----------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 11/1/93; Class B: 04/1/94; Class C: 04/1/94.
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 4.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12-month period ending March 31, 2006, the SunAmerica Strategic Bond Fund Class A returned 1.59%, compared to 2.26% for the Lehman Brothers U.S. Aggregate Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

+ The Lehman Brothers U.S. Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)

High Yield Bond Fund

For the annual period ended March 31, 2006, the SunAmerica High Yield Bond Fund Class A returned 11.61% at net asset value (before maximum sales charge). The Fund's benchmark, the Citigroup High Yield Market Index*, returned 6.53% for the same period.

We have seen continued spread tightening in the high yield market over the past year as measured by the Citigroup High Yield Market Index. During the annual period, spread on the overall index tightened from 368 basis points (bp) over treasuries to 314 bp. Spreads by credit rating at March 31, 2005 to March 31, 2006 were as follows: BBs from 256 bp to 258 bp, single B from 347 bp to 296 bp, and CCC from 777 bp to 672 bp. A big driver of this compression was the decline in default rates as measured by Moody's from 2.30% to 1.70% for the trailing 12-month periods ending March 31, 2005 and March 31, 2006, respectively. The stronger tightening of spreads in lower rated securities positively affected fund performance due to the portfolio's overweight in these securities.

Sector selection was a minor contributor to outperformance versus the benchmark during the year. Among the sectors which contributed positively were wireless, due to an overweight versus the benchmark, airlines, also due to an overweight, and automotive, due to an underweight position. Finally, our cash position detracted from performance given the strong return on the benchmark versus returns available on cash.

Security selection was the main performance driver. Positive contributors included our stock holdings in IWO Holdings and IPCS in the wireless sector, Southern Energy/Mirant in the utility sector and our stock holding in Trico Marine, a provider of marine support services to the oil and gas industry. Additionally, our holdings in GMAC in the automotive sector and Elan in the pharmaceutical sector contributed positively to performance. On the negative side, our positions in Charter Communications in the cable sector, and Pliant in the container sector detracted from returns.





--------
* The Citigroup High Yield Market Index is a broad-based unmanaged index composed of high yield securities.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)


                       [CHART]


        High Yield Bond             Citigroup
        Fund Class A/#/     High Yield Market Index+
        ---------------     -----------------------
11/98      $ 9,524                 $10,000.00
 3/99        9,999                  10,651.21
 3/00        9,710                  10,396.98
 3/01        9,877                  10,679.18
 3/02        9,692                  10,828.18
 3/03        9,454                  11,360.56
 3/04       11,917                  13,904.34
 3/05       13,497                  14,906.18
 3/06       15,064                  15,879.32

                      Class A            Class B            Class C
                 ------------------ ------------------ ------------------
                 Average            Average            Average
   High Yield    Annual  Cumulative Annual  Cumulative Annual  Cumulative
   Bond Fund     Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     6.33%    11.61%    6.88%    10.88%    9.86%    10.86%
-------------------------------------------------------------------------
5 Year Return     7.77%    52.52%    7.84%    47.85%    8.11%    47.71%
-------------------------------------------------------------------------
10 Year Return      N/A       N/A      N/A       N/A      N/A       N/A
-------------------------------------------------------------------------
Since Inception*  5.69%    58.18%    5.67%    50.44%    6.77%    44.37%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 11/2/98; Class B: 11/2/98; Class C: 08/21/00.
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 4.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12-month period ending March 31, 2006, the SunAmerica High Yield Bond Fund Class A returned 6.33%, compared to 6.53% for the Citigroup High Yield Market Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

+ The Citigroup High Yield Market Index is a broad-based unmanaged index composed of high yield securities.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)

Tax Exempt Insured Fund

For the annual period ended March 31, 2006, the SunAmerica Tax Exempt Bond Fund Class A returned 2.43% at net asset value (before maximum sales charge). The Fund's benchmark, the Lehman Brothers Municipal Bond Index*, returned 3.81% over the same period.

During the last three quarters of 2005, the Treasury market experienced a flattening yield curve. Short-term yields rose more than longer yields as the Federal Reserve increased the benchmark Federal Funds rate, and longer-term rates remaining range bound as the 10-year Treasury Note yielded between 4.00% and 4.40%. As mentioned, the Federal Reserve continued their inflation fighting campaign, raising the Federal Funds rate by a total of 1.25% to 4.25% at the end of 2005.

Since mid-January, fixed income yields have risen substantially in response to solid first quarter growth, higher oil prices and renewed inflation concerns. However, housing demand weakened and supply increased as mortgage rates rose. The Federal Reserve continued to increase its Federal Funds rate by an additional 50 basis points to 4.75% during the quarter, a total of 3.75% since they began raising rates in June 2004.

After record municipal new issuance in 2005, the first quarter's new issuance had a sharp decline from the same period last year. The decline in new issuance was led by a 55% reduction in refunding issuance. However, municipals have outperformed taxable product over the past 12 months as strong demand from Property & Casualty Insurance companies, hedge funds, mutual funds, and individual investors met record supply in 2005. More recently, municipals have outperformed taxable product based on lighter new issuance and a rising interest rate environment.

The Fund was helped during the period by bonds maturing 20 years and beyond as the municipal yield curve continued its flattening bias. In addition, the Fund was helped by executing a few relative value swaps whereby bonds were sold, and replaced with either higher yielding bonds of like quality, or better structured bonds. In particular, Los Angeles, CA Department of Water and Power 4.75% due 7/01/2030 outperformed as its spread tightened to the municipal yield curve.

Two of the Fund's best performing bonds have been State of California General Obligation 5.50% due 4/1/28 and New York City, NY General Obligation 5.00% due 11/1/28. Both issuers have benefited from positive credit trends, and their bond prices have risen as spreads have tightened to the municipal generic yield curve. Some bonds that negatively affected the Fund include Jefferson Co., AL Sewer 5.25% pre-refunded due 8/1/12, Sikeston, MO 6.20% due 6/1/10 and South Dakota Health and Education 6.25% due 7/1/10. The maturity ranges of these securities underperformed and the high coupons also underperformed in a flattening rate environment in which short rates rose more than longer-term rates.



--------
* The Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax-exempt bond market. It is currently derived from approximately 40,000 issues.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDEXES -- (unaudited) (continued)


                          [CHART]


             Tax Exempt               Lehman Brothers
       Insured Fund Class A/#/     Municipal Bond Index+
       -----------------------     --------------------
 3/96       $ 9,525                     $10,000.00
 3/97         9,928                      10,544.86
 3/98        10,949                      11,674.61
 3/99        11,447                      12,398.57
 3/00        11,309                      12,388.68
 3/01        12,450                      13,741.64
 3/02        12,684                      14,265.65
 3/03        13,835                      15,675.88
 3/04        14,518                      16,595.09
 3/05        14,772                      17,037.64
 3/06        15,131                      17,686.07

                             Class A            Class B            Class C
                        ------------------ ------------------ ------------------
                        Average            Average            Average
                        Annual  Cumulative Annual  Cumulative Annual  Cumulative
Tax Exempt Insured Fund Return   Return+   Return   Return+   Return   Return+
----------------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return           -2.45%     2.43%   -2.17%     1.77%    0.83%     1.81%
--------------------------------------------------------------------------------
5 Year Return            2.97%    21.53%    2.91%    17.38%    3.28%    17.54%
--------------------------------------------------------------------------------
10 Year Return           4.23%    58.86%    4.16%    50.33%      N/A       N/A
--------------------------------------------------------------------------------
Since Inception*         5.54%   214.77%    4.07%    64.65%    3.62%    27.49%
--------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, return would be lower.
* Inception Date - Class A: 11/22/85; Class B: 10/4/93; Class C: 06/1/99.
# For the purposes of the graph, it has been assumed that the maximum sales charge, of 4.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12-month period ending March 31, 2006, SunAmerica Tax Exempt Insured Fund Class A returned (2.45)%, compared to 3.81% for the Lehman Brothers Municipal Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

+ The Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax-exempt bond market. It is currently derived from approximately 40,000 issues.

[LOGO] AIG Sun America
Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors/Trustees         Investment Adviser                       DISCLOSURE OF QUARTERLY
 Samuel M. Eisenstat                                                PORTFOLIO HOLDINGS
 Peter A. Harbeck             AIG SunAmerica Asset Management Corp. The Trust is required to
 Dr. Judith L. Craven       Harborside Financial                    file its com-plete
 William F. Devin             Center                                schedule of portfolio
 Stephen J. Gutman          3200 Plaza 5                            holdings with the U.S.
 Jeffrey S. Burum           Jersey City, NJ                         Securities and Exchange
 William J. Shea              07311-4992                            Commission for its first
                                                                    and third fiscal quarters
Officers                   Distributor                              on Form N-Q. Once filed,
 Vincent M. Marra,          AIG SunAmerica Capital                  the Trust's Form N-Q will
   President                  Services, Inc.                        be available without
 Donna M. Handel,           Harborside Financial                    charge on the
   Treasurer                  Center                                U.S. Securities and
 Michael Cheah, Vice        3200 Plaza 5                            Exchange Commission
   President                Jersey City, NJ                         website at www.sec.gov.
 Timothy P. Pettee, Vice      07311-4992                            You can also obtain
   President                                                        cop-ies of Form N-Q by
 Cynthia Gibbons, Vice     Shareholder Servicing                    (i) visiting the U.S.
   President and Chief     Agent                                    Securities and Exchange
   Compliance Officer       AIG SunAmerica Fund                     Commis-sion Public
 J. Steven Neamtz, Vice       Services, Inc.                        Reference Room in
   President                Harborside Financial                    Wash-ington DC
 Gregory N. Bressler,         Center                                (information on the
   Chief Legal Officer      3200 Plaza 5                            operation of the Public
   and Secretary            Jersey City, NJ                         Reference Room may be
 Nori L. Gabert, Vice         07311-4992                            obtained by calling
   President and                                                    1-800-SEC-0330); (ii)
   Assistant Secretary     Custodian and Transfer                   sending your re-quest and
 Corey A. Issing,          Agent                                    a duplicating fee to the
   Assistant Secretary      State Street Bank and                   U.S. Securities and
 Gregory R. Kingston,         Trust Company                         Exchange Commission
   Vice President and       P.O. Box 419572                         Public Reference Room,
   Assistant Treasurer      Kansas City, MO                         Washington, DC 20549-0102
                              64141-6572                            or (iii) sending your
                                                                    request electronically to
                           VOTING PROXIES ON TRUST                  www.publicinfo.sec.gov.
                           PORTFOLIO SECURITIES
                           A description of the                     PROXY VOTING RECORD ON
                           policies and proce-dures                 SUNAMERICA INCOME FUNDS
                           that the Trust uses to                   Information regarding how
                           determine how to vote                    the SunAmerica Income
                           proxies relating to                      Funds voted proxies
                           secu-rities held in the                  related to securities
                           Fund's portfolio which is                held in the SunAmerica
                           available in the Trust's                 Income Funds' during the
                           State-ment of Additional                 twelve month period ended
                           Information, may be                      June 30, 2005 is
                           obtained without charge                  available without charge,
                           upon re-quest, by calling                upon request, by calling
                           (800) 858-8850. The                      (800) 858-8850 or on the
                           information is also                      U.S. Securities and
                           available from the EDGAR                 Exchange Commission
                           database on the U.S.                     website at
                           Secu-rities and Exchange                 http://www.sec.gov.
                           Commission's website at
                           http://www.sec.gov.                      This report is submitted
                                                                    solely for the general
                                                                    information of
                                                                    shareholders of the Fund.
                                                                    Distribution of this
                                                                    report to persons other
                                                                    than shareholders of the
                                                                    Fund is authorized only
                                                                    in connection with a
                                                                    currently effective
                                                                    prospectus, setting forth
                                                                    details of the Fund,
                                                                    which must precede or
                                                                    accompany this report.

[LOGO]


Distributed by:
AIG SunAmerica Capital Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before you invest. Funds distributed by AIG SunAmerica Capital Services, Inc.

www.sunamericafunds.com

INANN-3/06

Item 2.  Code of Ethics

         The SunAmerica Income Funds ("the registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3.  Audit Committee Financial Expert.

         The registrant's Board of Trustees has determined that William J. Shea, the Chairman of the Registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in the instructions to
         Item 3(a) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

         (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                                       2005     2006
                                                     -------- --------
         Audit Fees................................. $151,621 $151,472
         Audit-Related Fees......................... $ 48,006 $ 49,316
         Tax Fees................................... $ 57,188 $ 56,470
         All Other Fees............................. $      0 $      0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

   (e)

         (1) The Registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the Registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

         (2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f)  Not Applicable.

    (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the registrant for 2006 and 2005 were $607,911 and $1,574,866, respectively.

    (h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         Not applicable.

Item 11. Controls and Procedures.

    (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

    (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

    (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

         (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

         (3) Not applicable.

    (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ Vincent M. Marra
    -------------------------
    Vincent M. Marra
    President

Date: June 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    -------------------------
    Vincent M. Marra
    President

Date: June 9, 2006

By: /s/ Donna M. Handel
    -------------------------
    Donna M. Handel
    Treasurer

Date: June 9, 2006